[BACKGROUND GRAPHIC OMITTED]

SEMI-ANNUAL
.................................................................................

FINANCIAL REPORT
.................................................................................

STI CLASSIC EQUITY FUNDS
.................................................................................

A Family of Mutual Funds
.................................................................................


November 30, 2002


[STI Classic Funds Logo Omitted]

    Backed by Tradition.
Strengthened by Experience.SM

Dear Valued STI Classic Funds' Shareholder:

The equity markets closed lower and the bond markets finished higher in the six months ended November 30, 2002, but stocks appeared to begin a cyclical bottoming process that may bode well for improved performance in 2003. Continued concerns about strength of the economic and corporate profits recovery left the S&P 500 Composite Index down 11.5% on a total return basis during this period, while the fixed-income market performance as measured by the Lehman Aggregate Bond Index rose just under 5%.

As you may recall from previous letters, we have been cautiously positive on the equity markets since shortly after the tragic events of September 11, 2001. The favorable confluence of aggressive interest rate cuts by the Federal Reserve, tax reductions and spending increases by the Federal Government, more realistic corporate earnings expectations, and increasingly negative investor psychology helped provide a more attractive environment for equities. You may also recall however, that we have been much more price-sensitive and timing-sensitive in our equity selection. This was a result of our expectation that the current economic recovery would be more muted by historical standards, and that the markets would have a tendency to "chase" good news beyond its actual value. We also adopted a more cautious stance toward fixed-income investments, emphasizing the potential benefits from a gradual reduction in credit risk rather than betting that long term yields will fall much below their 40-year lows.

During the past six months, the economy continued its uneven but positive recovery at a pace that resembled the "stealth recovery" of the early 1990s. Job and production growth has been frustratingly slow, causing investors to worry about a "double-dip" recession. The S&P 500 Composite Index tended to reflect the on-again-off-again shift in sentiment and expectations, bottoming first in July and again in October. While none of the ten major sectors in the Index posted gains over the past six months, both the battered technology and telecommunications sectors did garner some renewed investor interest amid signs of an evolving capital spending recovery. Large-cap stocks also regained favor during the period, though they lagged small-cap stocks over the past twelve months. Neither the growth nor the value styles showed a significant performance advantage, however. The fixed-income markets also experienced shifting performance during the period. While the highest quality, longer-term Treasury securities showed the best returns over the six months, corporate and mortgage-backed securities staged an impressive recovery in October and November. During this time we continued to emphasize the benefits of and need for a well-diversified portfolio as the most effective means of navigating these turbulent markets.

We are increasingly optimistic in our outlook for the economy and the stock markets in the closing days of 2002, but we also realize there are significant potential constraints on both. While the economy is currently working its way through a "soft patch," it appears that most corporations have eliminated excess inventories, have downsized considerably, and have returned to profitability. Moreover, the Fed reduced short-term rates again in November and the Republican control of both houses of Congress following the mid-term elections suggests a higher probability of further tax cuts and other fiscal stimulus. While these factors will help provide a sturdy base for recovery, the pace of growth is likely to be somewhat constrained by an already strong pace of consumer spending, sluggish job growth and the threat from global instability. This may mean a continuation of the volatility that has characterized market performance in recent years, but we believe the economy and the stock markets can develop a more positive trend.

We believe our emphasis on fundamental research on each company security we purchase will continue to provide the kind of strong relative performance that our clients have come to know and expect from the STI Classic Family of Mutual Funds. We thank you for your loyalty and trust during these challenging times, and we will continue to earn and validate that trust in 2003.


                                        Sincerely,

                                        /S/ Douglas S. Phillips

                                        Douglas S. Phillips, CFA
                                        Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



BALANCED FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (50.2%)
BASIC MATERIALS (0.6%)
   Rohm & Haas                         45,000      $  1,593
                                                   --------
CAPITAL GOODS (6.7%)
   3M                                  12,000         1,558
   Black & Decker                      25,000         1,074
   Danaher                              2,000           126
   Eaton                               26,000         1,973
   General Dynamics                    31,000         2,525
   Illinois Tool Works                 30,000         2,040
   Lockheed Martin                     82,000         4,280
   Masco                              100,000         2,017
   Tyco International                 160,000         2,854
                                                   --------
                                                     18,447
                                                   --------
COMMUNICATION SERVICES (2.2%)
   Fox Entertainment Group, Cl A*      39,500         1,053
   Nokia Oyj ADR                      150,000         2,882
   Tribune                             46,500         2,130
                                                   --------
                                                      6,065
                                                   --------
COMPUTER SOFTWARE (0.2%)
   Mercury Interactive*                15,000           502
                                                   --------
CONSUMER CYCLICALS (7.4%)
   Bed Bath & Beyond*                  67,100         2,328
   Brinker International*              26,700           796
   CDW Computer Centers*               10,500           535
   Coach*                              50,000         1,701
   Family Dollar Stores                34,000         1,003
   Fortune Brands                      28,800         1,405
   Gannett                             26,000         1,853
   Harley-Davidson                     48,400         2,349
   Johnson Controls                    18,000         1,492
   Kohl's*                             26,100         1,788
   Lowe's                              90,000         3,735
   Limited Brands                      15,030           256
   Mattel                              58,000         1,196
                                                   --------
                                                     20,437
                                                   --------
CONSUMER STAPLES (2.2%)
   Clorox                              69,600         3,051
   Procter & Gamble                    15,500         1,302
   Sara Lee                            36,000           840
   Sysco                               33,500           986
                                                   --------
                                                      6,179
                                                   --------
ENERGY (3.5%)
   Anadarko Petroleum                  50,000         2,360
   Apache                              32,600         1,756
   BJ Services*                        52,000         1,739

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
ENERGY -- CONTINUED
   Burlington Resources                40,500      $  1,706
   Noble*                              61,200         2,078
                                                   --------
                                                      9,639
                                                   --------
FINANCE (8.0%)
   Allstate                            53,800         2,100
   AMBAC Financial Group               40,000         2,500
   American Express                    68,500         2,667
   American International Group        35,400         2,306
   Bank of America                     24,500         1,717
   Countrywide Credit Industry         50,000         2,465
   Freddie Mac                         82,600         4,761
   SLM                                 38,200         3,733
                                                   --------
                                                     22,249
                                                   --------
HEALTH CARE (7.9%)
   Allergan                            27,000         1,587
   Bausch & Lomb                       20,500           774
   Forest Laboratories*                28,000         3,005
   Health Management
     Associates, Cl A                 123,000         2,156
   Johnson & Johnson                   62,600         3,569
   King Pharmaceuticals*               66,000         1,253
   Pfizer                             110,700         3,491
   Tenet Healthcare*                   48,000           886
   UnitedHealth Group                  32,000         2,606
   WellPoint Health Networks*          37,400         2,462
                                                   --------
                                                     21,789
                                                   --------
SEMICONDUCTORS (2.5%)
   Microchip Technology                55,000         1,582
   Micron Technology*                 140,000         2,213
   Texas Instruments                   83,200         1,673
   Xilinx*                             57,000         1,405
                                                   --------
                                                      6,873
                                                   --------
SERVICES (1.0%)
   Apollo Group, Cl A*                 65,000         2,681
                                                   --------
TECHNOLOGY (6.0%)
   Affiliated Computer
     Services, Cl A*                   49,700         2,485
   Cisco Systems*                     135,000         2,014
   First Data                          54,000         1,871
   Lexmark International*              50,000         3,307
   Microsoft*                          70,500         4,076
   Motorola                           168,000         1,912
   Sun Microsystems*                  200,000           858
                                                   --------
                                                     16,523
                                                   --------
2

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                 SHARES/FACE
                                 AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION (2.0%)
   Carnival                            53,700      $  1,506
   Norfolk Southern                    53,400         1,054
   Union Pacific                       53,500         3,098
                                                   --------
                                                      5,658
                                                   --------
Total Common Stock
     (Cost $128,675)                                138,635
                                                   --------
U.S. TREASURY OBLIGATIONS (5.8%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                  $6,075         7,678
     6.250%, 05/15/30                   5,875         6,764
     5.375%, 02/15/31                     550           577
                                                   --------
                                                     15,019
                                                   --------
   U.S. Treasury Note
     5.750%, 11/15/05                   1,000         1,091
                                                   --------
Total U.S. Treasury Obligations
     (Cost $14,692)                                  16,110
                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.5%)
   FHLB
     4.125%, 01/14/05                   2,000         2,073
   FNMA
     5.250%, 08/01/12                   2,100         2,117
                                                   --------
Total U.S. Government Agency Obligations
     (Cost $4,093)                                    4,190
                                                   --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (10.5%)
   FHLMC
     6.500%, 02/01/17                   1,522         1,597
   FNMA
     7.000%, 05/01/32                   5,311         5,545
   GNMA
     8.500%, 04/15/31                   2,788         3,015
     8.000%, 08/15/31 to 09/15/31       8,296         8,897
     7.000%, 04/15/32 to 07/15/32       3,920         4,119
     6.000%, 12/15/31                   5,734         5,903
                                                   --------
Total U.S. Government Mortgage-Backed Obligations
     (Cost $28,415)                                  29,076
                                                   --------
CORPORATE OBLIGATIONS (25.2%)
CAPITAL GOODS (1.3%)
   Alcoa
     4.250%, 08/15/07                   1,400         1,420
   Diageo Capital
     3.500%, 11/19/07                     750           734
   Masco
     5.875%, 07/15/12                     700           724
   Weyerhaeuser
     7.950%, 03/15/25                     575           643
                                                   --------
                                                      3,521
                                                   --------
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATION SERVICES (2.1%)
   Ameritech Capital Funding
     6.450%, 01/15/18                  $1,775      $  1,769
   AT&T Broadband
     9.455%, 11/15/22 (D)                 635           704
   AT&T Wireless Services
     8.125%, 05/01/12                     850           816
   Westinghouse Electric
     7.875%, 09/01/23                     600           693
   Verizon New Jersey
     5.875%, 01/17/12                   1,750         1,795
                                                   --------
                                                      5,777
                                                   --------
CONSUMER CYCLICALS (1.4%)
   Cardinal Health
     4.450%, 06/30/05                     300           311
   Federated Department Stores
     6.625%, 04/01/11 (D)                 675           717
   Ford Motor
     6.625%, 10/01/28                   1,400         1,078
   Kerr-McGee
     5.375%, 04/15/05                     275           287
   Viacom
     5.625%, 05/01/07 (D)               1,400         1,479
                                                   --------
                                                      3,872
                                                   --------
CONSUMER STAPLES (1.8%)
   Coca-Cola Enterprises
     8.500%, 02/01/22                   1,550         1,953
   Conagra Foods
     6.750%, 09/15/11                     675           750
   Philip Morris
     7.500%, 04/01/04                   2,200         2,307
                                                   --------
                                                      5,010
                                                   --------
ENERGY (0.9%)
   Anadarko Petroleum
     6.125%, 03/15/12                     675           719
   Conoco
     6.950%, 04/15/29                   1,100         1,211
   Kerr-McGee
     5.875%, 09/15/06                     425           452
                                                   --------
                                                      2,382
                                                   --------
FINANCE (14.4%)
   Allstate
     7.875%, 05/01/05 (D)               1,850         2,042
   Bank of America
     4.875%, 09/15/12 (D)               1,750         1,715
   Boeing Capital
     5.650%, 05/15/06 (D)               1,200         1,252

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



BALANCED FUND--CONCLUDED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Capital One
     6.500%, 07/30/04                 $   750      $    733
   CIT Group
     5.500%, 02/15/04                   2,000         2,030
   Countrywide Home Loan,
     Ser F, MTN
     6.510%, 02/11/05                   2,100         2,229
   DaimlerChrysler NA Holdings
     7.200%, 09/01/09                   1,850         1,982
   Donaldson, Lufkin & Jenrette, MTN
     6.150%, 05/04/04                   1,150         1,205
   EOP Operating LP
     6.500%, 06/15/04                     675           701
   Ford Credit
     6.875%, 02/01/06                   1,900         1,877
   General Electric Capital,
     Ser A, MTN
     6.750%, 03/15/32 (D)               2,525         2,683
   General Motors Acceptance
     8.000%, 11/01/31                   1,750         1,708
   Golden West Financial
     4.125%, 08/15/07                     750           755
   Goldman Sachs Group
     6.600%, 01/15/12                   1,750         1,895
   Household Finance
     5.750%, 01/30/07                   1,450         1,438
   International Lease Finance,
     Ser M, MTN
     5.950%, 06/06/05                   2,000         2,080
   KFW International Finance,
     Ser DTC
     2.500%, 10/17/05                   1,100         1,089
   Merrill Lynch, Ser B, MTN
     5.350%, 06/15/04                   1,650         1,716
   Morgan Stanley Dean Witter
     7.250%, 04/01/32                   2,500         2,754
   National Rural Utilities
     5.250%, 07/15/04                     600           623
   Salomon Smith Barney Holdings
     6.500%, 02/15/08                   2,700         2,946
   Wachovia
     6.800%, 06/01/05                   1,000         1,091
   Washington Mutual Financial
     8.250%, 06/15/05                   1,150         1,284
   Wells Fargo Finance
     5.500%, 08/01/12                   2,100         2,155
                                                   --------
                                                     39,983
                                                   --------

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENTS (1.1%)
   Ontario Global
     6.000%, 02/21/06                  $1,400      $  1,512
   Province of Quebec, Ser NN
     7.125%, 02/09/24                   1,300         1,510
                                                   --------
                                                      3,022
                                                   --------
TECHNOLOGY (0.7%)
   Computer Sciences
     7.500%, 08/08/05                   1,750         1,884
                                                   --------
TRANSPORTATION (0.5%)
   Norfolk Southern
     7.800%, 05/15/27                     675           791
   Union Pacific
     5.750%, 10/15/07                     700           750
                                                   --------
                                                      1,541
                                                   --------
UTILITIES (1.0%)
   Alabama Power, Ser Q
     5.500%, 10/15/17                     625           621
   Carolina Power & Light
     6.500%, 07/15/12                     675           709
   Dominion Resources, Ser B
     7.625%, 07/15/05                     875           945
   Pacificorp
     6.900%, 11/15/11                     450           498
                                                   --------
                                                      2,773
                                                   --------
Total Corporate Obligations
     (Cost $68,151)                                  69,765
                                                   --------
ASSET-BACKED OBLIGATIONS (3.1%)
   Bank One Issuance Trust,
     Ser 2002-a4, Cl A4
     2.940%, 06/16/08                   2,100         2,096
   Capital Auto Receivables Asset
     Trust, Ser 2002-4, Cl A4
     2.640%, 03/17/08                   1,200         1,197
   General Electric Commercial
    Mortgage, Series 2002-1a, Cl A3
     6.269%, 12/10/35                   2,000         2,163
   GMAC Communication Mortgage
     Securities, Ser 2002-c2, Cl A3
     5.713%, 10/15/38                     775           810
   Harley-Davidson Motorcycle
    Trust, Ser 2002-2, Cl A2
     3.090%, 06/15/10                     900           905
   JP Morgan Chase Commercial
     Mortgage Security, Ser 2002-C1,
     Cl A3 5.376%, 07/12/12             1,400         1,427
                                                   --------
Total Asset-Backed Obligations
     (Cost $8,395)                                    8,598
                                                   --------
4

--------------------------------------------------------------------------------
                                                                      UNAUDITED)


--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (9.7%)
   UBS Warburg
     1.320%, dated 11/29/02, matures
     12/02/02, repurchase price
     $26,929,927 (collateralized by
     U.S. Treasury Obligation: total
     market value  $27,469,208) (C)   $26,927      $ 26,927
                                                   --------
Total Repurchase Agreement
     (Cost $26,927)                                  26,927
                                                   --------
Total Investments (106.0%)
   (Cost $279,348)                                  293,301
                                                   --------
OTHER ASSETS AND LIABILITIES (-6.0%)
Collateral Received on Securities Loaned             10,630
Payable Upon Return of Securities Loaned            (10,630)
Investment Advisory Fees Payable                       (224)
Administration Fees Payable                             (17)
Distribution Fees Payable                               (50)
Custodian Fees Payable                                   (1)
Other Assets and Liabilities                        (16,346)
                                                   --------
Total Other Assets and Liabilities, Net             (16,638)
                                                   --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited  authorization -- no par value)
   based on 17,754,112 outstanding shares
   of beneficial interest                           198,016
Paid in Capital -- Investor  Shares
   (unlimited  authorization  -- no par value)
   based on 686,471 outstanding shares
   of beneficial interest                             7,534
Paid in Capital -- Flex Shares
   (unlimited  authorization -- no par value)
   based on 5,712,569 outstanding shares
   of beneficial interest                            73,634
Undistributed net investment income                     465
Accumulated net realized loss on investments        (16,939)
Net unrealized appreciation on investments           13,953
                                                   --------
Total Net Assets (100.0%)                          $276,663
                                                   ========
--------------------------------------------------------------------------------

                                                      VALUE
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $11.48
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                $11.53
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($11.53 / 96.25%)                 $11.98
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                $11.38
                                                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
       FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.9%)
BASIC MATERIALS (0.9%)
   Rohm & Haas                        312,500    $   11,059
                                                 ----------
CAPITAL GOODS (12.7%)
   3M                                 100,000        12,985
   Black & Decker (D)                 295,000        12,676
   Danaher                             15,000           943
   Eaton                              181,500        13,770
   General Dynamics                   261,000        21,258
   Illinois Tool Works                300,000        20,397
   Lockheed Martin                    760,000        39,672
   Masco                              767,500        15,481
   Tyco International               1,475,000        26,314
                                                 ----------
                                                    163,496
                                                 ----------
COMMUNICATION SERVICES (3.8%)
   Fox Entertainment Group, Cl A*     375,000         9,998
   Nokia Oyj ADR                    1,295,000        24,877
   Tribune                            296,400        13,575
                                                 ----------
                                                     48,450
                                                 ----------
COMPUTER SOFTWARE (1.8%)
   Intuit*                            263,800        14,229
   Mercury Interactive* (D)           250,000         8,370
                                                 ----------
                                                     22,599
                                                 ----------
CONSUMER CYCLICALS (14.4%)
   Bed Bath & Beyond*                 541,500        18,785
   Brinker International*             243,000         7,241
   CDW Computer Centers* (D)          131,500         6,703
   Coach*                             525,000        17,861
   Family Dollar Stores               306,000         9,024
   Fortune Brands                     255,000        12,436
   Gannett                            217,500        15,497
   Harley-Davidson (D)                408,800        19,843
   Johnson Controls                   154,000        12,765
   Kohl's*                            270,000        18,495
   Lowe's                             800,000        33,200
   Limited Brands                     148,168         2,520
   Mattel                             511,500        10,547
                                                 ----------
                                                    184,917
                                                 ----------
CONSUMER STAPLES (4.3%)
   Clorox (D)                         633,000        27,751
   Procter & Gamble                   141,300        11,869
   Sara Lee                           302,500         7,057
   Sysco                              302,000         8,885
                                                 ----------
                                                     55,562
                                                 ----------

--------------------------------------------------------------------------------
                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
ENERGY (6.9%)
   Anadarko Petroleum                 453,000    $   21,381
   Apache                             290,000        15,625
   BJ Services*                       477,000        15,956
   Burlington Resources               410,000        17,269
   Noble*                             525,000        17,824
                                                 ----------
                                                     88,055
                                                 ----------
FINANCE (15.4%)
   Allstate                           506,000        19,749
   AMBAC Financial Group              330,000        20,628
   American Express                   516,000        20,088
   American International Group       353,000        22,998
   Bank of America                    190,000        13,315
   Countrywide Credit Industry        387,000        19,079
   Freddie Mac                        696,500        40,146
   SLM                                424,000        41,438
                                                 ----------
                                                    197,441
                                                 ----------
HEALTH CARE (15.7%)
   Allergan (D)                       237,500        13,963
   Bausch & Lomb                      181,800         6,861
   Forest Laboratories*               257,000        27,584
   Health Management
     Associates, Cl A (D)           1,001,900        17,563
   Johnson & Johnson                  511,500        29,166
   King Pharmaceuticals*              612,000        11,616
   Pfizer                           1,052,000        33,180
   Tenet Healthcare*                  600,000        11,070
   UnitedHealth Group                 306,000        24,924
   WellPoint Health Networks*         380,000        25,015
                                                 ----------
                                                    200,942
                                                 ----------
SEMICONDUCTORS (4.4%)
   Microchip Technology               350,000        10,066
   Micron Technology*               1,272,000        20,110
   Texas Instruments                  705,000        14,178
   Xilinx*                            509,000        12,542
                                                 ----------
                                                     56,896
                                                 ----------
SERVICES (1.9%)
   Apollo Group, Cl A*                600,000        24,750
                                                 ----------
TECHNOLOGY (11.3%)
   Affiliated Computer
     Services, Cl A*                  367,500        18,375
   Cisco Systems*                   1,178,000        17,576
   First Data                         408,000        14,133
   Lexmark International*             452,000        29,895
   Microsoft*                         634,000        36,658
   Motorola                         1,580,000        17,981
   Sun Microsystems*                2,400,000        10,298
                                                 ----------
                                                    144,916
                                                 ----------
6

--------------------------------------------------------------------------------
                                  SHARES/FACE
                                 AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION (4.4%)
   Carnival                           465,000    $   13,043
   Norfolk Southern                   798,000        15,744
   Union Pacific                      466,400        27,005
                                                 ----------
                                                     55,792
                                                 ----------
Total Common Stock
     (Cost $1,157,402)                            1,254,875
                                                 ----------
REPURCHASE AGREEMENT (1.2%)
   UBS Warburg
     1.320%, dated 11/29/02, matures
     12/02/02, repurchase price
     $15,972,567 (collateralized by
     U.S. Treasury Obligations: total
     market value $16,290,274) (C)    $15,971        15,971
                                                 ----------
Total Repurchase Agreement
     (Cost $15,971)                                  15,971
                                                 ----------
Total Investments (99.1%)
   (Cost $1,173,373)                              1,270,846
                                                 ----------
OTHER ASSETS AND LIABILITIES (0.9%)
Collateral Received on Securities Loaned             20,848
Payable Upon Return of Securities Loaned            (20,848)
Investment Advisory Fees Payable                     (1,178)
Administration Fees Payable                             (71)
Distribution Fees Payable                              (134)
Custodian Fees Payable                                   (3)
Other Assets and Liabilities                         13,194
                                                 ----------
Total Other Assets and Liabilities, Net              11,808
                                                 ----------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited  authorization -- no par value)
   based on 97,875,110 outstanding shares
   of beneficial interest                         1,038,959
Paid in Capital -- Investor  Shares
   (unlimited  authorization  -- no par value)
   based on 13,611,795 outstanding shares
   of beneficial interest                           146,968
Paid in Capital -- Flex Shares
   (unlimited  authorization -- no par value)
   based on 9,191,817 outstanding shares
   of beneficial interest                           135,910
Accumulated net investment loss                      (3,532)
Accumulated net realized loss on investments       (133,124)
Net unrealized appreciation on investments           97,473
                                                 ----------
Total Net Assets (100.0%)                        $1,282,654
                                                 ==========

--------------------------------------------------------------------------------

                                                    VALUE
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $10.73
                                                 ==========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                $10.39
                                                 ==========
Maximum Offering Price Per Share --
   Investor Shares ($10.39 / 96.25%)                 $10.79
                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                 $9.93
                                                 ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
        FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.9%)
BASIC MATERIALS (4.7%)
   E.I. du Pont de Nemours            300,000      $ 13,386
   International Flavors &
     Fragrances                       250,000         8,255
   International Paper                325,000        12,756
                                                   --------
                                                     34,397
                                                   --------
CAPITAL GOODS (13.4%)
   Boeing                             300,000        10,200
   Cooper Industries, Cl A            450,000        17,109
   DST Systems*                       160,000         6,072
   Emerson Electric                   200,000        10,430
   General Electric                   700,000        18,970
   Illinois Tool Works                125,000         8,499
   Precision Castparts                225,000         5,530
   Rockwell Automation                600,000        12,630
   United Technologies                125,000         7,809
                                                   --------
                                                     97,249
                                                   --------
COMMUNICATION SERVICES (4.0%)
   Alltel                             150,000         8,262
   SBC Communications                 200,000         5,700
   Verizon Communications             350,000        14,658
                                                   --------
                                                     28,620
                                                   --------
CONSUMER CYCLICALS (13.0%)
   AOL Time Warner*                   400,000         6,548
   Brunswick                          400,000         8,408
   Gannett                             80,000         5,700
   Hasbro                             500,000         6,410
   Johnson Controls                   100,000         8,289
   Jones Apparel Group*               300,000        11,040
   Lowe's                             200,000         8,300
   Newell Rubbermaid                  500,000        15,860
   Target                             400,000        13,912
   Walt Disney                        500,000         9,910
                                                   --------
                                                     94,377
                                                   --------
CONSUMER STAPLES (6.5%)
   HJ Heinz                           450,000        15,669
   Kimberly-Clark                     175,000         8,806
   McCormick                          200,000         4,758
   PepsiCo                            150,000         6,372
   Sara Lee                           500,000        11,665
                                                   --------
                                                     47,270
                                                   --------
ENERGY (8.5%)
   ChevronTexaco                      225,000        15,082
   ConocoPhillips                     300,000        14,343
   Exxon Mobil                        475,000        16,530
   Royal Dutch Petroleum              150,000         6,532
   Tidewater                          300,000         9,279
                                                   --------
                                                     61,766
                                                   --------
--------------------------------------------------------------------------------
                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
FINANCE (21.9%)
   American International Group       175,000      $ 11,401
   Bank of America                    250,000        17,520
   Bank One                           400,000        15,796
   Berkshire Hathaway, Cl B*            9,000        21,699
   Citigroup                          350,000        13,608
   Countrywide Credit Industry        125,000         6,162
   Fannie Mae                         175,000        11,034
   Fifth Third Bancorp                150,000         8,400
   Jefferson-Pilot                    300,000        11,445
   MGIC Investment                    200,000         9,334
   PNC Financial Services Group       250,000        10,550
   UnumProvident                      350,000         5,967
   Wells Fargo                        350,000        16,174
                                                   --------
                                                    159,090
                                                   --------
HEALTH CARE (10.0%)
   Abbott Laboratories                300,000        13,134
   Barr Laboratories*                 100,000         6,603
   Bristol-Myers Squibb               500,000        13,250
   C.R. Bard                          142,400         7,903
   Express Scripts, Cl A*             150,000         7,590
   Johnson & Johnson                  170,000         9,693
   Merck                               85,000         5,050
   Oxford Health Plans*               250,000         9,130
                                                   --------
                                                     72,353
                                                   --------
TECHNOLOGY (10.8%)
   Cisco Systems*                     200,000         2,984
   Computer Sciences*                 250,000         8,723
   Hewlett-Packard                    500,000         9,740
   Intel                              400,000         8,352
   International Business Machines    100,000         8,710
   Lexmark International*             150,000         9,921
   Microsoft*                         150,000         8,673
   Motorola                         1,000,000        11,380
   Texas Instruments                  500,000        10,055
                                                   --------
                                                     78,538
                                                   --------
TRANSPORTATION (1.6%)
   Norfolk Southern                   573,000        11,305
                                                   --------
UTILITIES (3.5%)
   Duke Energy                        850,000        16,779
   Exelon                             166,700         8,367
                                                   --------
                                                     25,146
                                                   --------
Total Common Stock
     (Cost $674,610)                                710,111
                                                   --------
8

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (2.1%)
   SEI Daily Income Trust Prime
     Obligation Fund, Cl A         15,430,538      $ 15,431
                                                   --------
Total Cash Equivalent
     (Cost $15,431)                                  15,431
                                                   --------
Total Investments (100.0%)
   (Cost $690,041)                                  725,542
                                                   --------
OTHER ASSETS AND LIABILITIES (0.0%)
Investment Advisory Fees Payable                       (521)
Administration Fees Payable                             (39)
Distribution Fees Payable                               (44)
Custodian Fees Payable                                   (2)
Other Assets and Liabilities                            334
                                                   --------
Total Other Assets and Liabilities, Net                (272)
                                                   --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited  authorization -- no par value)
   based on 51,902,787 outstanding shares
   of beneficial interest                           626,263
Paid in Capital -- Investor  Shares
   (unlimited  authorization  -- no par value)
   based on 2,698,417 outstanding shares
   of beneficial interest                            31,408
Paid in Capital -- Flex Shares
   (unlimited  authorization -- no par value)
   based on 6,350,144 outstanding shares
   of beneficial interest                            97,940
Undistributed net investment income                   1,621
Accumulated net realized loss on investments        (67,463)
Net unrealized appreciation on investments           35,501
                                                   --------
Total Net Assets (100.0%)                          $725,270
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $11.91
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                $12.00
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($12.00 / 96.25%)                 $12.47
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                $11.78
                                                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
        FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

SCHEDULE OFINVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (100.5%)
COMMUNICATION SERVICES (4.6%)
   AT&T Wireless Services*             35,000       $   264
   China Unicom ADR*                   30,000           231
   Nokia Oyj ADR                       15,000           288
   Nortel Networks*                    90,000           175
   Tellabs*                            17,000           151
                                                    -------
                                                      1,109
                                                    -------
COMPUTER SOFTWARE (19.8%)
   BEA Systems*                        90,000           994
   BMC Software*                       21,500           385
   Electronic Arts*                     6,000           407
   Internet Security Systems*          22,312           558
   Mercury Interactive*                15,000           502
   Oracle*                             51,500           626
   Peoplesoft*                          5,000            98
   Siebel Systems*                     35,000           298
   TIBCO Software*                     26,000           191
   Veritas Software*                   27,500           500
   webMethods*                         28,000           270
                                                    -------
                                                      4,829
                                                    -------
HEALTH CARE (4.9%)
   Biovail*                             5,000           166
   King Pharmaceuticals*               25,000           475
   Shire Pharmaceuticals ADR*          14,000           290
   WellChoice*                         10,400           269
                                                    -------
                                                      1,200
                                                    -------
SEMICONDUCTORS (30.0%)
   Analog Devices*                     27,000           829
   Flextronics International*          30,000           330
   Intel                               47,935         1,001
   Intersil, Cl A*                     21,000           363
   Jabil Circuit*                      31,000           665
   Marvell Technology Group*           10,000           226
   Micron Technology*                  65,000         1,028
   QLogic*                             13,000           565
   STMicroelectronics (D)              43,000         1,092
   Texas Instruments                   20,940           421
   Xilinx*                             32,000           788
                                                    -------
                                                      7,308
                                                    -------
SERVICES (1.6%)
   Robert Half International*          20,000           393
                                                    -------

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (39.6%)
   Amdocs*                             17,000       $   195
   Applied Micro Circuits*             28,000           128
   Brocade Communications
     Systems*                          42,000           239
   Celestica* (D)                      35,000           634
   Cisco Systems*                      33,000           492
   Corning*                            30,000           133
   Electronic Data Systems             15,000           278
   EMC/Massachusetts*                  17,000           123
   Extreme Networks*                   65,000           293
   Hewlett-Packard                     60,000         1,169
   Integrated Circuit Systems* (D)     40,596           945
   International Business
     Machines                          13,000         1,132
   JDS Uniphase*                       35,000           119
   Juniper Networks*                   50,000           487
   Lucent Technologies*                85,000           149
   Microsoft*                          18,000         1,041
   Motorola                            10,000           114
   Network Appliance*                  62,000           860
   Sun Microsystems*                   85,000           365
   Synopsys*                           14,000           728
                                                    -------
                                                      9,624
                                                    -------
Total Common Stock
     (Cost $19,891)                                  24,463
                                                    -------
EXCHANGE TRADED FUND (2.8%)
   Nasdaq-100 Index
     Tracking Stock*                   25,000           690
                                                    -------
Total Exchange Traded Fund
     (Cost $527)                                        690
                                                    -------
Total Investments (103.3%)
   (Cost $20,418)                                   $25,153
                                                    =======
Percentages based on Net Assets of $24,338,610.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
         FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK (96.9%)
AUSTRALIA (4.8%)
   Amcor*                              65,177      $    300
   Australia & New Zealand
     Banking Group*                   210,126         2,217
   BHP Billiton*                      159,584           907
   Boral*                             286,500           676
   Foodland Associated*                40,308           391
   News*                               85,403           609
   Qantas Airways*                    671,468         1,429
   TABCORP Holdings*                  185,790         1,148
   Telstra*                           216,870           556
   Westpac Banking*                   237,500         1,897
                                                   --------
                                                     10,130
                                                   --------
BELGIUM (1.3%)
   Fortis*                            103,900         1,840
   Fortis (Amsterdam)*                 47,686           845
                                                   --------
                                                      2,685
                                                   --------
DENMARK (0.5%)
   Danske Bank*                        58,855           986
                                                   --------
FINLAND (2.2%)
   Nokia Oyj*                         195,346         3,770
   Tietoenator Oyj*                    57,115           903
                                                   --------
                                                      4,673
                                                   --------
FRANCE (8.3%)
   Aventis*                            47,775         2,659
   BNP Paribas*                        84,675         3,454
   Dassault Systemes*                  19,398           549
   Lafarge*                            27,532         2,240
   Peugeot*                            25,783         1,163
   Suez*                               66,203         1,212
   Technip-Coflexip*                    6,468           507
   Thomson Multimedia*                 90,133         2,000
   Total Fina Elf*                     27,174         3,652
                                                   --------
                                                     17,436
                                                   --------
GERMANY (6.2%)
   Allianz*                             5,122           572
   BASF*                               41,965         1,616
   Bayer*                              15,558           356
   Bayerische Hypo-und
     Vereinsbank*                      33,469           549
   Bayerische Motoren Werke*           56,265         1,909
   Buderus*                            34,840           788
   Deutsche Bank*                      42,587         2,135
   Deutsche Telekom*                   91,392         1,112
   Muenchener
     Rueckversicherungs*                2,700           376
   SAP*                                11,916         1,045
   Schering*                            9,100           388

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
   GERMANY -- CONTINUED
   Siemens*                            44,213      $  2,171
                                                   --------
                                                     13,017
                                                   --------
HONG KONG (1.8%)
   Esprit Holdings*                   530,000           985
   Hang Lung Properties*              661,000           619
   Hong Kong Electric Holdings*       297,000         1,162
   Hutchinson Whampoa*                141,700           995
                                                   --------
                                                      3,761
                                                   --------
IRELAND (1.0%)
   Allied Irish Banks*                 78,800         1,104
   Anglo Irish Bank*                  148,800         1,021
                                                   --------
                                                      2,125
                                                   --------
ITALY (4.7%)
   ENI-Ente Nazionale
     Idrocarburi*                     116,313         1,692
   IntesaBci*                         705,042         1,540
   Parmalat Finanziaria*              811,357         1,945
   Saipem*                            240,967         1,465
   Telecom Italia*                    264,040         2,159
   TIM*                                94,400           487
   Unicredito Italiano*               140,200           559
                                                   --------
                                                      9,847
                                                   --------
JAPAN (21.1%)
   Aiful*                              17,150           826
   Asahi  Glass*                       73,000           472
   Canon*                              82,100         3,130
   Chubu Electric Power*               49,300           833
   Denso*                              21,800           351
   East Japan Railway*                    249         1,175
   Fanuc*                              19,000           912
   Fuji Photo Film*                    46,000         1,494
   Hitachi*                           231,000           982
   Honda Motor*                        27,900         1,052
   Ito-Yokado*                         19,000           653
   Japan Tobacco*                         195         1,210
   JFE Holdings*                       40,800           480
   Kao*                                60,000         1,288
   Kyocera*                            12,500           832
   Matsushita Electric Industrial*     98,000         1,006
   Millea Holdings*                        70           539
   Minebea*                           110,000           482
   Mitsubishi Tokyo Financial*            222         1,341
   Mitsubishi Heavy Industries*       465,800         1,182
   Mitsui*                            155,500           787
   Mitsui Chemicals*                  165,000           694
   Mizuho Holdings*                       300           335
   Nippon Steel*                      361,000           439
   Nippon Telegraph & Telephone*          305         1,200

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
   Nissan Motor*                      137,000      $  1,093
   Nitto Denko*                        14,400           418
   Nomura Holdings*                    62,000           746
   NTT Docomo*                            633         1,281
   Olympus Optical*                    87,000         1,427
   Ricoh*                              78,300         1,323
   Shin-Etsu Chemical*                 18,000           641
   Sompo Japan Insurance*              93,000           522
   Sony*                               56,700         2,508
   Sumitomo*                           76,000           331
   Sumitomo Chemical*                 133,000           480
   Sumitomo Mitsui
     Financial Group* (B)                 231           737
   Sumitomo Trust & Banking*          157,000           684
   Taisei*                            311,000           525
   Takeda Chemical Industries*         41,500         1,745
   Tokyo Gas*                         401,000         1,195
   Toshiba*                           115,000           375
   Toyota Motor*                       89,200         2,344
   West Japan Railway*                    117           414
   Yamada Denki*                       38,100           894
   Yamanouchi Pharmaceutical*          36,900         1,006
                                                   --------
                                                     44,384
                                                   --------
NETHERLANDS (5.4%)
   ABN Amro Holding*                  126,550         2,173
   Akzo Nobel*                         29,581           927
   IHC Caland*                         35,511         1,713
   ING Groep*                          90,347         1,721
   Koninklijke Philips Electronics*    68,203         1,497
   Nutreco  Holding*                   24,963           411
   Royal Dutch Petroleum*              33,200         1,454
   Unilever*                            6,300           367
   United Services Group*              86,007         1,044
                                                   --------
                                                     11,307
                                                   --------
NORWAY (0.3%)
   Telenor*                           180,711           735
                                                   --------
SINGAPORE (0.8%)
   Keppel*                            776,100         1,731
                                                   --------
SOUTH KOREA (0.6%)
   Hyundai Motor*                      25,460           739
   Samsung Electronics*                 1,880           602
                                                   --------
                                                      1,341
                                                   --------
SPAIN (2.9%)
   Altadis*                            61,846         1,243
   Banco Santander
     Central Hispano*                 169,911         1,217
   Sociedad General de Aguas
     de Barcelona*                     48,220           456

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
SPAIN -- CONTINUED
   Telefonica*                        230,003      $  2,343
   Union Fenosa*                       69,474           924
                                                   --------
                                                      6,183
                                                   --------
SWEDEN (2.1%)
   Autoliv*                            77,197         1,720
   Sandvik*                            67,365         1,624
   Swedish Match*                      67,352           457
   Telefonaktiebolaget
     LM Ericsson*                     605,448           591
                                                   --------
                                                      4,392
                                                   --------
SWITZERLAND (6.9%)
   Credit Suisse Group*                73,242         1,723
   Nestle*                             14,907         3,015
   Novartis*                          149,074         5,547
   STMicroelectronics*                 33,987           870
   UBS*                                46,732         2,355
   Zurich Financial Services*           9,000           969
                                                   --------
                                                     14,479
                                                   --------
UNITED KINGDOM (26.0%)
   AstraZeneca*                        74,182         2,823
   Balfour Beatty*                    394,169         1,013
   Barclays*                          135,661           982
   BHP Billiton*                      248,502         1,319
   BP*                                867,733         5,651
   British American Tobacco*          207,656         1,874
   BT Group*                          513,218         1,677
   Diageo*                             33,721           351
   Dixons Group*                      359,600           965
   easyjet*                            75,322           411
   Game Group*                              1            --
   George Wimpey*                     279,930         1,045
   GlaxoSmithKline*                   215,454         4,033
   HBOS*                              247,972         2,687
   HSBC Holdings*                     295,400         3,505
   Kidde*                             734,132           820
   Legal & General Group*             612,100         1,095
   Marks & Spencer Group*             196,002         1,046
   Misys*                              49,479           183
   Northern Rock*                     162,146         1,697
   P&O Princess Cruises*              235,329         1,824
   Prudential*                         42,811           357
   Reckitt Benckiser*                  49,800           866
   Reed Elsevier*                     119,184         1,048
   Rentokil Initial*                  588,914         1,929
   Royal Bank of Scotland Group*      154,106         3,952
   Scottish & Southern Energy*         71,000           684
   Shell Transport & Trading*         374,868         2,432
   Signet Group*                      372,857           506
   Skyepharma*                      1,406,256           985

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
   Tesco*                             514,591      $  1,625
   Vodafone Group*                  2,761,448         5,242
                                                   --------
                                                     54,627
                                                   --------
Total Foreign Common Stock
     (Cost $225,890)                                203,839
                                                   --------
RIGHTS (0.0%)
SPAIN (0.0%)
   Sociedad General Aguas De
     Barcelona Rights Expires
     12/5/02                           48,220             4
                                                   --------
Total Rights
     (Cost $0)                                            4
                                                   --------
Total Investments (96.9%)
   (Cost $225,890)                                  203,843
                                                   --------
OTHER ASSETS AND LIABILITIES (3.1%)
Investment Advisory Fees Payable                       (215)
Administration Fees Payable                             (12)
Distribution Fees Payable                                (2)
Custodian Fees Payable                                  (47)
Other Assets and Liabilities                          6,824
                                                   --------
Total Other Assets and Liabilities, Net               6,548
                                                   --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited  authorization -- no par value)
   based on 25,685,253 outstanding shares
   of beneficial interest                           291,273
Paid in Capital -- Investor  Shares
   (unlimited  authorization  -- no par value)
   based on 677,794 outstanding shares
   of beneficial interest                             6,777
Paid in Capital -- Flex Shares
   (unlimited  authorization -- no par value)
   based on 740,805 outstanding shares
   of beneficial interest                            11,455
Undistributed net investment income                   1,348
Accumulated net realized loss on investments        (78,493)
Net unrealized depreciation on investments          (22,047)
Net unrealized appreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                     78
                                                   --------
Total Net Assets (100.0%)                          $210,391
                                                   ========

--------------------------------------------------------------------------------

                                                    VALUE
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                    $7.78
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                 $7.68
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($7.68 / 96.25%)                   $7.98
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                 $7.27
                                                   ========


At  November  30,  2002,  sector  diversification  of the
Fund  was as  follows (Unaudited):
                                     % OF         VALUE
SECTOR DIVERSIFICATION            NET ASSETS      (000)
----------------------------    -------------- ----------
FOREIGN COMMON STOCK
Audio/Video                            2.6%      $5,514
Automotive                             4.9       10,371
Banking                               17.9       37,606
Chemicals                              2.4        5,132
Computers                              1.7        3,543
Construction Materials                 5.7       11,920
Consumer Products                      0.2          357
Cosmetics & Toiletries                 0.6        1,288
Distribution                           1.0        2,103
Diversified Operations                 3.5        7,286
Electronics                            2.0        4,109
Entertainment                          0.5        1,148
Financial Services                     0.7        1,572
Food, Beverage & Tobacco               6.4       13,443
Insurance                              3.5        7,343
Medical Supplies                       7.5       15,719
Metals                                 1.5        3,145
Multi-Media                            0.3          609
Office Equipment                       2.1        4,453
Oil & Gas                              7.5       15,793
Paper & Paper Products                 0.1          300
Publishing                             1.8        3,787
Real Estate                            0.3          619
Retail                                 2.9        6,039
Services                               2.2        4,549
Telecommunications                     8.8       18,569
Transportation                         3.3        6,839
Utilities                              5.0       10,683
                                     ------    --------
TOTAL FOREIGN COMMON STOCK            96.9      203,839
RIGHTS                                 0.0            4
                                     ------    --------
TOTAL INVESTMENTS                     96.9      203,843
OTHER ASSETS & LIABILITIES             3.1        6,548
                                     ------    --------
TOTAL NET ASSETS                     100.0%    $210,391
                                     ======    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
         FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK (96.2%)
AUSTRALIA (2.8%)
   Alumina*                            39,530      $    185
   Amcor*                              35,187           162
   AMP*                                36,550           270
   Australia & New Zealand
     Banking Group*                    46,860           494
   Australian Gas Light*               13,624            78
   BHP Billiton*                      119,123           677
   BHP Steel*                          26,381            47
   Brambles Industries*                34,409            87
   Coca-Cola Amatil*                   14,666            44
   Cochlear*                            1,872            39
   Coles Myer*                         39,978           147
   Commonwealth Bank
     of Australia*                     35,992           549
   Computershare*                      15,777            18
   CSL*                                 5,651            68
   CSR*                                33,369           117
   Foster's Group*                     72,647           190
   General Property Trust*             67,376           109
   Lend Lease*                         14,186            80
   Macquarie Bank*                      7,077            95
   Mayne Group*                        28,820            51
   Mirvac Group*                       22,018            51
   National Australia Bank*            45,335           834
   News*                               52,233           372
   QBE Insurance Group*                21,766            98
   Rio Tinto*                          11,085           216
   Santos*                             22,071            74
   Southcorp Holdings*                 22,241            59
   Stockland Trust Group*              29,072            80
   Suncorp-Metway*                     18,675           123
   TABCORP Holdings*                   15,385            95
   Telstra*                            66,388           170
   Wesfarmers*                         12,862           202
   Westfield Holdings*                 15,060           118
   Westfield Trust*                    71,766           139
   Westpac Banking*                    53,839           430
   Woodside Petroleum*                 16,637           112
   Woolworths*                         37,304           237
                                                   --------
                                                      6,917
                                                   --------
AUSTRIA (1.6%)
   Boehler-Uddeholm*                    4,940           220
   BWT*                                 5,727            53
   Erste Bank Der
     Oesterreichischen Sparkassen*     14,908           808
   Flughafen Wien*                      7,289           241
   Mayr-Melnhof Karton*                 2,682           190
   Oesterreichische
     Elektrizitaetswirtsschafts, Cl A*  3,072           231
   OMV*                                 8,019           724
   Telekom Austria*                    74,395           674

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
AUSTRIA -- CONTINUED
   VA Technologie*                      6,248      $     99
   Voest-Alpine*                       10,978           280
   Wienerberger Baustoffindustr*       20,403           312
                                                   --------
                                                      3,832
                                                   --------
BELGIUM (1.6%)
   AGFA-Gevaert*                        7,660           156
   Bekaert*                             1,792            75
   Colruyt*                             1,544            78
   D'ieteren*                             257            35
   Delhaize Group*                      6,847           127
   Dexia*                              47,262           579
   Electrabel*                          2,172           511
   Fortis*                             69,647         1,233
   Groupe Bruxelles Lambert*            5,564           223
   Interbrew*                          12,007           251
   KBC Bancassurance Holding*           6,837           226
   Solvay*                              3,913           257
   UCB*                                 8,127           222
   Umicore*                             1,468            61
                                                   --------
                                                      4,034
                                                   --------
DENMARK (1.1%)
   D/S 1912, Cl B*                         25           139
   Dampskibsselkabet
     Svendborg, Cl B*                      17           122
   Danisco*                             5,459           181
   Danske Bank*                        40,846           684
   Group 4 Falck*                       6,236           147
   H Lundbeck*                          6,100           172
   ISS*                                 4,078           158
   Novo-Nordisk, Cl B*                 20,770           640
   Novozymes, Cl B*                     5,170           103
   TDC*                                10,600           281
   Vestas Wind Systems*                10,438            97
   William Demant Holding*              3,757            78
                                                   --------
                                                      2,802
                                                   --------
FINLAND (1.2%)
   Nokia Oyj*                         117,550         2,269
   Sonera Oyj*                          6,188            34
   Stora Enso Oyj, Cl R*               19,306           236
   Tietoenator Oyj*                     3,209            51
   UPM-Kymmene Oyj*                     7,400           268
                                                   --------
                                                      2,858
                                                   --------
FRANCE (9.1%)
   Accor*                              10,671           374
   Air Liquide*                         4,979           669
   Alcatel, Cl A*                      50,703           290
   Alstom*                             10,947            82
   Altran Technologies*                 3,626            29
   Aventis*                            30,637         1,705

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
FRANCE -- CONTINUED
   AXA*                                61,398      $    986
   BNP Paribas*                        36,080         1,472
   Bouygues*                            8,280           245
   Cap Gemini*                          5,419           173
   Carrefour*                          24,242         1,065
   Casino Guichard Perrachon*           1,583           108
   Castorama Dubois
     Investissements*                      54             3
   Cie de Saint-Gobain*                14,610           441
   Cie Generale D'Optique
     Essilor International*             5,413           215
   Dassault Systemes*                   2,263            64
   European Aeronautic
     Defence and Space*                14,218           181
   France Telecom*                     19,106           342
   Groupe Danone*                       5,884           771
   L'Oreal*                            15,564         1,111
   Lafarge*                             6,245           508
   Lagardere*                           7,224           332
   LVMH Moet Hennessy
     Louis Vuitton*                    10,498           495
   Michelin, Cl B*                      7,227           251
   Pechiney, Cl A*                      3,866           147
   Pernod-Ricard*                       2,388           215
   Peugeot*                             8,467           382
   Pinault-Printemps-Redoute*           3,140           278
   Publicis Groupe*                     5,520           141
   Renault*                             8,073           399
   Sanofi-Synthelabo*                  18,482         1,092
   Schneider Electric, Cl A*           10,198           496
   Societe Bic*                         2,030            67
   Societe Generale, Cl A*             13,816           778
   Societe Television Francaise*        7,194           216
   Sodexho Alliance*                    4,937           128
   Suez*                               38,888           712
   Technip-Coflexip*                    1,131            89
   Thales*                              3,789           107
   Thomson Multimedia*                  8,200           182
   Total Fina Elf*                     29,480         3,962
   Union du Credit-
     Bail Immobilier*                   2,384           149
   Valeo*                               3,752           123
   Vinci*                               3,582           206
   Vivendi Universal*                  44,089           719
                                                   --------
                                                     22,500
                                                   --------
GERMANY (11.7%)
   Adidas-Salomon*                      4,488           366
   Aixtron*                             5,597            35
   Allianz*                            15,930         1,778
   Altana*                              7,020           315
   BASF*                               48,558         1,869

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
GERMANY -- CONTINUED
   Bayer*                              61,232      $  1,400
   Bayerische Hypo-und
     Vereinsbank*                      30,451           500
   Beiersdorf*                          3,182           316
   Continental*                        11,565           186
   DaimlerChrysler*                    76,326         2,782
   Deutsche Bank*                      49,476         2,481
   Deutsche Boerse*                     7,207           287
   Deutsche Lufthansa*                 20,600           227
   Deutsche Post*                      35,959           386
   Deutsche Telekom*                  186,734         2,272
   Douglas Holding*                     2,105            40
   E.ON*                               52,274         2,236
   Epcos*                               5,300            94
   Fresenius Medical Care*              3,800           172
   Gehe*                                2,938           107
   HeidelbergCement*                    2,796           102
   Infineon Technologies*              32,600           331
   KarstadtQuelle*                      4,453            80
   Linde*                               8,736           328
   Man*                                10,466           158
   Merck KGaA*                          4,870           122
   Metro*                              13,792           336
   MLP*                                 5,600            78
   Muenchener
     Rueckversicherungs*                9,245         1,288
   RWE*                                32,812           922
   SAP*                                18,299         1,605
   Schering*                           16,586           708
   Siemens*                            71,252         3,499
   ThyssenKrupp*                       31,956           380
   TUI*                                14,600           298
   Volkswagen*                         20,933           848
   WCM Beteiligungs & Grundbesi*       18,766            51
                                                   --------
                                                     28,983
                                                   --------
GREECE (0.9%)
   Alpha Bank*                         20,800           258
   Coca-Cola Hellenic Bottling*        12,800           192
   Commercial Bank Of Greece*           9,600           146
   EFG Eurobank Ergasias*              19,100           216
   Hellenic Petroleum*                 12,800            78
   Hellenic Telecommunications
     Organization*                     35,800           392
   Intracom*                           13,700            77
   National Bank of Greece*            21,700           303
   Piraeus Bank*                       19,400           122
   Titan Cement*                        3,900           143
   Viohalco*                           15,800            72
   Vodafone-Panafon*                   22,200           127
                                                   --------
                                                      2,126
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



INTERNATIONAL EQUITY INDEX FUND--CONTINUED
--------------------------------------------------------------------------------

                                       SHARES    VALUE (000)
--------------------------------------------------------------------------------
HONG KONG (1.2%)
   Bank of East Asia*                  56,600      $     99
   Cheung Kong Holdings*               62,000           455
   CLP Holdings*                       63,100           253
   Hang Seng Bank*                     27,300           297
   Henderson Land Development*         31,000           110
   Hong Kong & China Gas*             153,237           202
   Hong Kong Electric Holdings*        48,500           190
   Hutchinson Whampoa*                 79,080           555
   Johnson Electric Holdings*          61,000            70
   Li & Fung*                          66,000            73
   PCCW*                              411,630            79
   Sun Hung Kai Properties*            54,600           368
   Swire Pacific, Cl A*                39,000           160
   Wharf Holdings*                     51,000           108
                                                   --------
                                                      3,019
                                                   --------
IRELAND (0.7%)
   Allied Irish Banks*                  7,568           107
   Allied Irish Banks*                 20,025           281
   Bank of Ireland*                    49,157           538
   CRH*                                 6,332            93
   CRH*                                19,332           282
   Elan*                               18,086            47
   Irish Life & Permanent*              5,420            60
   Kerry Group, Cl A*                   6,213            80
   Ryanair Holdings*                   17,517           134
                                                   --------
                                                      1,622
                                                   --------
ITALY (9.1%)
   Alitalia*                          214,791            62
   Alleanza Assicurazioni*             50,665           426
   Arnoldo Mondadori Editore*          16,583           118
   Assicurazioni Generali*            104,262         2,084
   Autogrill*                          15,406           140
   Autostrade Concessioni e
     Costruzioni Autostrade*           93,828           890
   Banca Fideuram*                     35,053           199
   Banca Monte Dei
     Paschi di Siena*                  98,978           240
   Banca Nazionale del Lavoro*        203,834           256
   Banca Popolare di Milano*           49,156           174
   Benetton Group*                      6,967            66
   Bulgari*                            17,539            92
   Capitalia*                         152,476           257
   Enel*                              219,326         1,115
   ENI-Ente Nazionale
     Idrocarburi*                     295,006         4,291
   Fiat*                               29,972           289
   FinecoGroup*                       191,987           103
   IntesaBci*                         373,530           816
   IntesaBci - RNC*                    90,696           144
   Italcementi*                        10,195            99
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
ITALY -- CONTINUED
   Italgas*                            24,519      $    313
   Luxottica Group*                    16,450           223
   Mediaset*                           68,642           581
   Mediobanca*                         46,862           362
   Mediolanum*                         27,822           168
   Parmalat Finanziaria*               51,269           123
   Pirelli*                           122,667           132
   Rinascente*                         15,295            68
   Riunione Adriatica di Sicurta*      39,247           492
   Sanpaolo IMI*                       91,161           710
   Seat-Pagine Gialle*                561,506           458
   Snam Rete Gas*                      94,383           292
   Telecom Italia*                    245,612         2,008
   Telecom Italia - RNC*              208,091         1,122
   TIM*                               395,581         2,042
   Tiscali*                            20,669           120
   Unicredito Italiano*               357,857         1,428
                                                   --------
                                                     22,503
                                                   --------
JAPAN (29.7%)
   77 Bank*                            25,000            94
   Acom*                                4,840           184
   Advantest*                           5,100           259
   Aeon*                               15,500           381
   Aiful*                               3,100           149
   Ajinomoto*                          35,000           350
   Alps Electric*                      11,000           150
   Amada*                              18,000            57
   Asahi Breweries*                    30,000           178
   Asahi Glass*                        51,000           330
   Asahi Kasei*                        95,000           223
   Bank of Fukuoka*                    39,000           148
   Bank of Yokohama*                   64,000           258
   Benesse*                             6,700            82
   Bridgestone*                        39,000           522
   Canon*                              53,000         2,020
   Casio Computer*                     15,000            90
   Central Japan Railway*                  51           319
   Chiba Bank*                         49,000           147
   Chubu Electric Power*               36,900           623
   Chugai Pharmaceutical*              18,000           148
   Citizen Watch*                      22,000           109
   Credit Saison*                       9,100           167
   CSK*                                 5,000           122
   Dai Nippon Printing*                42,000           498
   Daiichi Pharmaceutical*             16,000           240
   Daikin Industries*                  12,000           197
   Dainippon Ink & Chemicals*          50,000            85
   Daito Trust Construction*            6,800           136
   Daiwa House Industry*               34,000           182
   Daiwa Securities Group*             78,000           357
   Denki Kagaku Kogyo*                 37,000            83

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
   Denso*                              28,500      $    459
   East Japan Railway*                    199           939
   Ebara*                              27,000            94
   Eisai*                              15,900           328
   Fanuc*                               7,000           336
   Fast Retailing*                      4,100           147
   Fuji Photo Film*                    28,000           910
   Fuji Soft ABC*                       2,800            55
   Fuji Television Network*                17            70
   Fujikura*                           31,000            81
   Fujisawa Pharmaceutical*            15,000           326
   Fujitsu*                           112,000           400
   Furukawa Electric*                  37,000            90
   Gunma Bank*                         28,000           122
   Hirose Electric*                     2,300           170
   Hitachi*                           177,000           753
   Honda Motor*                        40,400         1,523
   Hoya*                                7,100           483
   Isetan*                             12,000            92
   Ishikawajima-Harima
     Heavy Industries*                103,000           111
   Ito-Yokado*                         23,000           790
   Itochu*                             95,000           219
   Itochu Techno-Science*               2,700            60
   Japan Airlines System*              46,000           103
   Japan Tobacco*                          51           316
   JFE Holdings*                       30,575           360
   JGC*                                16,000            95
   Joyo Bank*                          56,300           153
   Kajima*                             58,000           146
   Kamigumi*                           16,000            71
   Kaneka*                             18,000           101
   Kansai Electric Power*              38,300           530
   Kao*                                34,000           730
   Katokichi*                           5,400            76
   Kawasaki Heavy Industries*          92,000            77
   Keihin Electric Express Railway*    32,000           143
   Keio Electric Railway*              42,000           226
   Keyence*                             2,000           358
   Kikkoman*                           17,000           110
   Kinden*                             28,000            88
   Kinki Nippon Railway*              112,250           252
   Kirin Brewery*                      47,000           283
   Kokuyo*                              6,700            56
   Komatsu*                            68,000           243
   Konami*                              7,000           182
   Konica*                             18,000           130
   Kubota*                             71,000           190
   Kuraray*                            28,000           170
   Kurita Water Industries*             8,000            77
   Kyocera*                            10,600           705
   Kyowa Hakko Kogyo*                  31,000           127

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
   Kyushu Electric Power*              23,800      $    325
   Lawson*                              3,900           105
   Mabuchi Motor*                       2,200           205
   Makita*                              9,000            66
   Marubeni*                           98,000            90
   Marui*                              23,200           232
   Matsushita Electric Industrial*    139,880         1,435
   Matsushita Electric Works*          27,000           160
   Meiji Seika Kaisha*                 22,000            59
   Meitec*                              3,800            92
   Millea Holdings*                        83           639
   Minebea*                            25,000           110
   Mitsubishi*                         67,000           422
   Mitsubishi Chemical*               119,000           244
   Mitsubishi Electric*               113,000           321
   Mitsubishi Estate*                  58,000           433
   Mitsubishi Heavy Industries*       184,000           467
   Mitsubishi Logistics*               10,000            52
   Mitsubishi Materials*               69,000            78
   Mitsubishi Rayon*                   60,000           136
   Mitsubishi Tokyo Financial*            203         1,226
   Mitsui*                             80,000           405
   Mitsui Chemicals*                   42,000           177
   Mitsui Fudosan*                     47,000           338
   Mitsui Mining & Smelting*           41,000           103
   Mitsui Sumitomo Insurance*          80,340           350
   Mitsukoshi*                         28,000            60
   Mizuho Holdings*                       351           393
   Murata Manufacturing*               15,100           704
   NEC*                                92,000           393
   NGK Insulators*                     21,000           117
   NGK Spark Plug*                     12,000            83
   Nidec*                               2,500           164
   Nikko Cordial*                      87,000           335
   Nikon*                              20,000           162
   Nintendo*                            6,400           679
   Nippon Comsys*                       8,000            31
   Nippon Express*                     58,000           235
   Nippon Meat Packers*                13,000           116
   Nippon Mining Holdings*             34,500            45
   Nippon Oil*                         94,000           376
   Nippon Sheet Glass*                 35,000            72
   Nippon Steel*                      315,000           383
   Nippon Telegraph & Telephone*          329         1,294
   Nippon Unipac Holding*                  55           249
   Nippon Yusen Kabushiki Kaisha*      73,000           226
   Nissan Motor*                      145,800         1,163
   Nisshin Seifun Group*               14,000            91
   Nissin Food Products*                6,400           136
   Nitto Denko*                         9,600           279
   Nomura Holdings*                   112,000         1,347
   NSK*                                32,000            89

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



INTERNATIONAL EQUITY INDEX FUND--CONTINUED
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
   NTT Data*                               87      $    261
   NTT Docomo*                          1,102         2,231
   Obayashi*                           45,000            99
   OJI Paper*                          50,000           213
   Olympus Optical*                    16,000           263
   Omron*                              16,000           237
   Onward Kashiyama*                    8,000            60
   Oracle Corp Japan*                   2,900            85
   Oriental Land*                       3,500           212
   ORIX*                                5,220           350
   Osaka Gas*                         136,000           319
   Pioneer*                            11,200           219
   Promise*                             5,700           210
   Resona Holdings*                   280,000           158
   Ricoh*                              40,000           676
   Rohm*                                6,900           965
   Sankyo*                             24,100           272
   Sanyo Electric*                    100,000           295
   Sapporo Breweries*                  20,000            34
   Secom*                              13,000           452
   Sega*                                7,400            80
   Sekisui Chemical*                   43,000           112
   Sekisui House*                      36,000           261
   Seven - Eleven*                     23,000           708
   Sharp*                              59,000           641
   Shimamura*                           1,200            78
   Shimano*                             5,800            84
   Shimizu*                            43,000           110
   Shin-Etsu Chemical*                 22,800           811
   Shionogi*                           19,000           261
   Shiseido*                           25,000           297
   Shizuoka Bank*                      41,000           256
   Showa Denko*                        71,000            86
   Showa Shell Sekiyu*                 10,000            61
   Skylark*                             7,300           105
   SMC*                                 3,400           312
   Softbank*                           13,400           152
   Sompo Japan Insurance*              49,000           275
   Sony*                               55,900         2,473
   Stanley Electric*                    9,000           106
   Sumitomo*                           54,000           235
   Sumitomo Chemical*                  75,000           271
   Sumitomo Electric Industries*       33,000           210
   Sumitomo Metal Industries*         226,000            83
   Sumitomo Metal Mining*              38,000           127
   Sumitomo Mitsui
     Financial Group*                     246           784
   Sumitomo Realty
     & Development*                    27,000           116
   Sumitomo Trust & Banking*           60,000           262
   Taiheiyo Cement*                    59,000            83
   Taisei*                             64,000           108

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
   Taisho Pharmaceutical*              12,000      $    188
   Taiyo Yuden*                         8,000           100
   Takara Holdings*                    13,000            62
   Takashimaya*                        19,000            74
   Takeda Chemical Industries*         49,700         2,089
   Takefuji*                            4,930           270
   TDK*                                 8,000           353
   Teijin*                             59,000           145
   Teikoku Oil*                        15,000            55
   Terumo*                             13,900           186
   THK*                                 8,100           108
   Tobu Railway*                       57,000           150
   Toho*                               11,600           113
   Tohoku Electric Power*              26,400           365
   Tokyo Broadcasting System*           3,000            43
   Tokyo Electric Power*               69,100         1,173
   Tokyo Electron*                     10,100           514
   Tokyo Gas*                         163,000           486
   Tokyu*                              72,000           251
   TonenGeneral Sekiyu*                25,000           162
   Toppan Printing*                    41,000           302
   Toray Industries*                   93,000           211
   Toshiba*                           175,000           570
   Tosoh*                              38,000            86
   Tostem*                             17,512           239
   Toto*                               22,700            78
   Toyo Seikan Kaisha*                 11,300           123
   Toyobo*                             43,000            55
   Toyota Industries*                   9,400           140
   Toyota Motor*                      147,700         3,882
   Trend Micro*                         6,500           150
   Ube Industries*                     65,000            66
   UFJ Holdings*                          211           217
   Uni-Charm*                           3,200           116
   UNY*                                10,000            93
   Wacoal*                              8,000            65
   West Japan Railway*                     70           248
   World*                               2,950            54
   Yakult Honsha*                      11,000           123
   Yamada Denki*                        5,300           124
   Yamaha*                             13,900           134
   Yamaichi Securities*                15,000            --
   Yamanouchi Pharmaceutical*          21,000           573
   Yamato Transport*                   27,000           399
   Yamazaki Baking*                    10,000            55
   Yokogawa Electric*                  16,000           103
                                                   --------
                                                     73,288
                                                   --------
LUXEMBOURG (0.1%)
   Arcelor*                            17,633           232
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
NETHERLANDS (2.8%)
   ABN Amro Holding*                   31,415      $    539
   Aegon*                              19,962           323
   Akzo Nobel*                          7,676           240
   ASML Holding*                       11,905           136
   Heineken*                            5,335           202
   ING Groep*                          36,915           703
   Koninklijke Ahold*                  15,451           213
   Koninklijke Philips Electronics*    30,456           668
   Qiagen*                             13,996            94
   Reed Elsevier*                      16,518           205
   Royal Dutch Petroleum*              46,431         2,034
   Royal KPN*                          40,686           270
   TPG*                                 9,001           165
   Unilever*                           12,582           733
   VNU*                                 5,940           178
   Wolters Kluwer*                      7,314           130
                                                   --------
                                                      6,833
                                                   --------
NEW ZEALAND (0.4%)
   Auckland International Airport*     31,681            82
   Carter Holt Harvey*                141,182           120
   Contact Energy*                     44,846            85
   Fisher & Paykel Healthcare*         11,655            60
   Fletcher Building*                  53,591            86
   Sky City Entertainment Group*       33,231           123
   Telecom Corp of New Zealand*       147,196           355
   Warehouse Group*                    21,300            76
                                                   --------
                                                        987
                                                   --------
NORWAY (1.3%)
   Bergesen, Cl A                       3,900            75
   DnB Holding*                        56,200           276
   Elkem*                               1,800            37
   Gjensidige NOR Sparebank*            6,400           201
   Norsk Hydro*                        20,580           821
   Norske Skogindustrier*              14,150           224
   Orkla*                              28,450           491
   Petroleum Geo-Services*             14,900             5
   Statoil*                            54,000           394
   Storebrand*                         22,000            93
   Tandberg*                           16,494           227
   Telenor*                            57,200           233
   Tomra Systems*                      24,550           216
                                                   --------
                                                      3,293
                                                   --------
PORTUGAL (0.9%)
   Banco Comercial Portugues*         175,328           469
   Banco Espirito Santo*               14,197           163
   BPI-SGPS*                           51,379           111
   Brisa-Auto Estradas
     de Portugal*                      40,563           208
   Cimpor Cimentos de Portugal*         4,543            72

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
   PORTUGAL -- CONTINUED
   Electricidade de Portugal*         243,376      $    409
   Portugal Telecom SGPS*             109,113           739
   Sonae SGPS*                        135,209            59
                                                   --------
                                                      2,230
                                                   --------
SINGAPORE (0.6%)
   Chartered Semiconductor
     Manufacturing*                    62,000            40
   City Developments*                  39,000            99
   DBS Group Holdings*                 43,467           276
   Oversea-Chinese Banking*            38,350           217
   Singapore Airlines*                 23,000           139
   Singapore Press Holdings*           15,000           168
   Singapore Telecommunications*      201,000           149
   United Overseas Bank*               45,000           306
                                                   --------
                                                      1,394
                                                   --------
SPAIN (4.8%)
   Acerinox*                            4,796           186
   ACESA Infraestructuras*             10,220           109
   ACS Actividades Cons y Serv*         3,237            96
   Altadis*                            22,560           453
   Banco Bilbao Vizcaya
     Argentaria*                      197,480         2,061
   Banco Santander
     Central Hispano*                 279,407         2,001
   Endesa*                             64,951           770
   Fomento de Construcciones
     Y Contratas*                       3,268            74
   Gas Natural SDG*                    12,506           239
   Grupo Dragados*                     10,715           170
   Iberdrola*                          53,732           696
   Inditex De Diseno Textil*           15,901           387
   Repsol YPF*                         64,508           813
   Sociedad General de Aguas
     de Barcelona*                      4,391            42
   Sol Melia*                          12,724            59
   Telefonica*                        293,020         2,985
   Terra Networks*                     31,394           162
   Union Fenosa*                       20,529           273
   Vallehermoso*                        9,023            84
   Zeltia*                             12,414            84
                                                   --------
                                                     11,744
                                                   --------
SWEDEN (1.7%)
   Assa Abloy, Cl B*                   13,400           179
   Atlas Copco, Cl A                    5,300           122
   Electrolux, Cl B*                   14,700           263
   Gambro, Cl A*                       11,400            70
   Hennes & Mauritz, Cl B*             20,950           441
   Nordea*                             85,000           415
   Sandvik*                            10,400           251
   Securitas*                          13,800           209

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



INTERNATIONAL EQUITY INDEX FUND--CONCLUDED
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
SWEDEN -- CONTINUED
   Skandia Forsakrings*                39,400      $    116
   Skandinaviska Enskilda
     Banken, Cl A*                     22,200           206
   Skanska, Cl B*                      18,000           116
   SKF, Cl B*                           3,200            91
   Svenska Cellulosa, Cl B*             7,000           242
   Svenska Handelsbanken, Cl A*        19,700           276
   Swedish Match*                      17,100           116
   Tele2, Cl B*                         4,150           109
   Telefonaktiebolaget
     LM Ericsson*                     626,800           612
   Telia*                              42,500           164
   Volvo, Cl B*                         9,950           188
                                                   --------
                                                      4,186
                                                   --------
SWITZERLAND (2.0%)
   ABB*                                11,721            39
   Adecco*                              1,538            72
   Compagnie Financiere
     Richemont*                         7,690           145
   Credit Suisse Group*                11,429           269
   Holcim, Cl B*                          352            70
   Nestle*                              3,845           778
   Novartis*                           27,674         1,030
   Roche Holding*                       7,416           527
   Roche Holding, Bearer Shares*          658            81
   STMicroelectronics*                 27,114           694
   Swiss Reinsurance*                   2,998           224
   Swisscom*                              338            98
   Syngenta*                            1,364            77
   UBS*                                13,209           666
   Zurich Financial Services*           1,651           178
                                                   --------
                                                      4,948
                                                   --------
UNITED KINGDOM (10.9%)
   3i Group*                           13,602           126
   Amersham*                           15,622           141
   Amvescap*                           14,002           103
   ARM Holdings*                       23,126            24
   AstraZeneca*                        31,361         1,194
   Aviva*                              43,384           370
   AWG*                                 3,942            25
   BAA*                                23,773           194
   BAE Systems*                        65,703           173
   Barclays*                          121,913           882
   BG Group*                           78,724           296
   BHP Billiton*                       46,953           249
   BOC Group*                          11,063           154
   Boots*                              20,080           178
   BP*                                402,292         2,620
   Brambles Industries*                16,147            37
   British American Tobacco*           33,119           299

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
   British Land*                       11,565      $     79
   British Sky Broadcasting*           20,979           214
   BT Group*                          164,352           537
   Cable & Wireless*                   50,489            64
   Cadbury Schweppes*                  41,616           270
   Canary Wharf Group*                 10,939            45
   Capita Group*                       15,025            64
   Celltech Group*                      8,079            42
   Centrica*                           92,816           244
   CMG*                                14,436            19
   Compass Group*                      49,800           245
   Diageo*                             61,322           639
   Dixons Group*                       43,375           116
   Electrocomponents*                   9,705            53
   EMI Group*                          17,594            45
   Exel*                                6,639            79
   GKN*                                16,221            60
   GlaxoSmithKline*                   107,097         2,005
   Granada*                            61,761            92
   GUS*                                22,456           206
   Hanson*                             16,420            83
   Hays*                               36,752            57
   HBOS*                               69,873           757
   Hilton Group*                       35,087           101
   HSBC Holdings*                     165,381         1,962
   Imperial Chemical Industries*       26,949           105
   Imperial Tobacco Group*             16,269           231
   International Power*                24,934            41
   Invensys*                           78,083            80
   J Sainsbury*                        32,346           149
   Johnson Matthey*                     4,876            65
   Kingfisher*                         40,998           141
   Land Securities Group*              10,237           123
   Land Securities Group, Cl B*         2,237             4
   Legal & General Group*             115,061           206
   Lloyds TSB Group*                  101,017           853
   Logica*                             10,002            27
   Marks & Spencer Group*              51,448           275
   National Grid Transco*              61,128           410
   P&O Princess Cruises*               15,457           120
   Pearson*                            17,863           206
   Peninsular & Oriental
     Steam Navigation*                 15,217            43
   Provident Financial*                 5,476            59
   Prudential*                         39,721           331
   Reckitt Benckiser*                  11,731           204
   Reed Elsevier*                      28,260           248
   Rentokil Initial*                   42,982           141
   Reuters Group*                      31,956           117
   Rio Tinto*                          20,051           406
   Royal & Sun Alliance
     Insurance Group*                  32,123            74

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
   Royal Bank of Scotland Group*       49,301      $  1,264
   Sage Group*                         33,377            81
   Scottish & Newcastle*               11,816            83
   Scottish & Southern Energy*         19,183           185
   Scottish Power*                     41,334           217
   Shell Transport & Trading*         172,828         1,121
   Six Continents*                     19,329           170
   Smith & Nephew*                     20,632           121
   Smiths Group*                       12,422           144
   Tesco*                             134,824           426
   Unilever*                           51,894           462
   United Utilities*                   12,341           116
   Vodafone Group*                  1,230,980         2,337
   Wolseley*                           12,878           109
   WPP Group*                          25,428           215
                                                   --------
                                                     26,853
                                                   --------
Total Foreign Common Stock
     (Cost $296,020)                                237,184
                                                   --------
FOREIGN PREFERRED STOCK (0.7%)
AUSTRALIA (0.2%)
   News*                               66,884           401
                                                   --------
GERMANY (0.5%)
   Henkel KGaA*                         5,427           330
   Hugo Boss*                           2,991            30
   Porsche*                               852           397
   Prosieben SAT.1 Media*               8,593            59
   Volkswagen*                         10,603           313
   Wella*                               2,562           145
                                                   --------
                                                      1,274
                                                   --------
ITALY (0.0%)
   Fiat*                               10,793            60
                                                   --------
Total Foreign Preferred Stock
     (Cost $2,162)                                    1,735
                                                   --------
RIGHTS (0.0%)
SPAIN (0.0%)
   Sociedad General Aguas de
     Barcelona
     Expires 12/5/02                    4,391            --
                                                   --------
Total Rights
     (Cost $0)                                           --
                                                   --------

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND (1.8%)
UNITED STATES (1.8%)
   IShares MSCI EAFE Index             42,902      $  4,479
                                                   --------
Total Exchange Traded Fund
     (Cost $4,176)                                    4,479
                                                   --------
Total Investments (98.7%)
   (Cost $302,358)                                  243,398
                                                   --------
OTHER ASSETS AND LIABILITIES (1.3%)
Investment Advisory Fees Payable                       (165)
Administration Fees Payable                             (14)
Distribution Fees Payable                                (1)
Custodian Fees Payable                                  (84)
Other Assets and Liabilities                          3,470
                                                   --------
Total Other Assets and Liabilities, Net               3,206
                                                   --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited  authorization -- no par value)
   based on 29,395,451 outstanding shares
   of beneficial interest                           364,037
Paid in Capital -- Investor  Shares
   (unlimited  authorization  -- no par value)
   based on 500,581 outstanding shares
   of beneficial interest                             3,153
Paid in Capital -- Flex Shares
   (unlimited  authorization -- no par value)
   based on 345,713 outstanding shares
   of beneficial interest                             5,104
Undistributed net investment income                     666
Accumulated net realized loss on investments        (67,487)
Net unrealized depreciation on investments          (58,960)
Net unrealized appreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                     91
                                                   --------
Total Net Assets (100.0%)                          $246,604
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                    $8.16
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                 $8.03
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($8.03 / 96.25%)                   $8.34
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                 $7.88
                                                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR
            DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



INTERNATIONAL EQUITY INDEX FUND--CONCLUDED



At November 30, 2002, sector diversification of the Fund was as follows (Unaudited):

                                     % OF         VALUE
SECTOR DIVERSIFICATION            NET ASSETS      (000)
----------------------------    -------------- ----------
FOREIGN COMMON STOCK
Aerospace & Defense                    0.3%      $  622
Audio/Video                            1.8        4,443
Automotive                             5.3       12,996
Banking                               11.4       28,022
Chemicals                              2.7        6,614
Computers                              3.1        7,544
Construction Materials                 3.0        7,316
Consumer Products                      0.8        2,042
Cosmetics & Toiletries                 0.9        2,338
Distribution                           0.7        1,605
Diversified Operations                 2.9        7,074
Electronics                            3.1        7,534
Entertainment                          0.4        1,037
Financial Services                     1.9        4,765
Food, Beverage & Tobacco               5.2       12,858
Insurance                              4.7       11,541
Machinery                              0.7        1,716
Medical Supplies                       6.8       16,682
Metals                                 2.0        5,027
Multi-Media                            1.1        2,810
Office Supplies                        1.7        4,224
Oil & Gas                              7.4       18,344
Paper & Paper Products                 0.8        1,961
Publishing                             2.2        5,468
Real Estate                            1.4        3,510
Retail                                 2.5        6,249
Rubber & Plastic                       0.4          923
Services                               2.0        4,849
Telecommunications                    10.4       25,708
Television                             0.4        1,015
Transportation                         2.5        6,223
Utilities                              5.7       14,124
                                     ------    --------
TOTAL FOREIGN COMMON STOCK            96.2      237,184
TOTAL FOREIGN PREFERRED STOCK          0.7        1,735
RIGHTS                                 0.0           --
TOTAL EXCHANGE TRADED FUND             1.8        4,479
                                     ------    --------
TOTAL INVESTMENTS                     98.7      243,398
OTHER ASSETS AND LIABILITIES, NET      1.3        3,206
                                     ------    --------
TOTAL NET ASSETS                     100.0     $246,604
                                     ======    ========

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (97.2%) (2)
   STI Classic Capital Appreciation
     Fund, Trust Shares               830,758       $ 8,914
   STI Classic Growth and Income
     Fund, Trust Shares               385,838         4,595
   STI Classic International Equity
     Index Fund, Trust Shares         560,829         4,576
   STI Classic Mid-Cap Equity
     Fund, Trust Shares                63,715           543
   STI Classic Small Cap Growth
     Stock Fund, Trust Shares         120,335         1,751
   STI Classic Small Cap Value
     Equity Fund, Trust Shares        128,413         1,666
   STI Classic Value Income Stock
     Fund, Trust Shares               489,371         4,698
                                                    -------
Total Equity Funds
     (Cost $30,166)                                  26,743
                                                    -------
MONEY MARKET FUND (2.7%) (2)
   STI Classic Prime Quality
     Money Market Fund,
     Trust Shares                     753,483           753
                                                    -------
Total Money Market Fund
     (Cost $753)                                        753
                                                    -------
Total Investments (99.9%)
   (Cost $30,919)                                    27,496
                                                    -------
OTHER ASSETS AND LIABILITIES (0.1%)
Investment Advisory Fees Payable                         (3)
Administration Fees Payable                              (2)
Other Assets and Liabilities                             22
                                                    -------
Total Other Assets and Liabilities, Net                  17
                                                    -------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited  authorization -- no par value)
   based on 3,311,432 outstanding shares
   of beneficial interest                            33,203
Distributions in excess of net investment income         (2)
Accumulated net realized loss on investments         (2,265)
Net unrealized depreciation on investments           (3,423)
                                                    -------
Total Net Assets (100.0%)                           $27,513
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                    $8.31
                                                    =======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
       FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (76.1%) (2)
   STI Classic Capital Appreciation
     Fund, Trust Shares               703,356       $ 7,547
   STI Classic Growth and Income
     Fund, Trust Shares               921,352        10,973
   STI Classic International Equity
     Index Fund, Trust Shares       1,184,324         9,664
   STI Classic Mid-Cap Equity
     Fund, Trust Shares               152,181         1,297
   STI Classic Small Cap Growth
     Stock Fund, Trust Shares         298,877         4,349
   STI Classic Small Cap Value
     Equity Fund, Trust Shares        318,757         4,134
   STI Classic Value Income Stock
     Fund, Trust Shares             1,168,720        11,220
                                                    -------
Total Equity Funds
     (Cost $53,600)                                  49,184
                                                    -------
FIXED INCOME FUNDS (21.1%) (2)
   STI Classic Investment Grade
     Bond Fund, Trust Shares          711,851         7,389
   STI Classic Limited-Term
     Federal Mortgage Securities
     Fund, Trust Shares               600,944         6,262
                                                    -------
Total Fixed Income Funds
     (Cost $13,130)                                  13,651
                                                    -------
MONEY MARKET FUND (2.7%) (2)
   STI Classic Prime Quality
     Money Market Fund,
     Trust Shares                   1,753,301         1,753
                                                    -------
Total Money Market Fund
     (Cost $1,753)                                    1,753
                                                    -------
Total Investments (99.9%)
   (Cost $68,483)                                    64,588
                                                    -------
OTHER ASSETS AND LIABILITIES (0.1%)
Investment Advisory Fees Payable                         (7)
Administration Fees Payable                              (4)
Other Assets and Liabilities                             66
                                                    -------
Total Other Assets and Liabilities, Net                  55
                                                    -------

--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited  authorization -- no par value)
   based on 7,192,859 outstanding shares
   of beneficial interest                           $73,521
Undistributed net investment income                      92
Accumulated net realized loss on investments         (5,075)
Net unrealized depreciation on investments           (3,895)
                                                    -------
Total Net Assets (100.0%)                           $64,643
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                    $8.99
                                                    =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
        FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (60.9%) (2)
   STI Classic Capital Appreciation
     Fund, Trust Shares             1,248,355       $13,395
   STI Classic Growth and Income
     Fund, Trust Shares               572,212         6,815
   STI Classic International Equity
     Index Fund, Trust Shares       1,739,751        14,196
   STI Classic Mid-Cap Equity
     Fund, Trust Shares               189,472         1,614
   STI Classic Small Cap Growth
     Stock Fund, Trust Shares         369,199         5,372
   STI Classic Small Cap Value
     Equity Fund, Trust Shares        393,754         5,107
   STI Classic Value Income Stock
     Fund, Trust Shares               735,679         7,063
                                                    -------
Total Equity Funds
     (Cost $56,224)                                  53,562
                                                    -------
FIXED INCOME FUNDS (36.1%) (2)
   STI Classic Investment Grade
     Bond Fund, Trust Shares        1,387,055        14,398
   STI Classic Limited-Term
     Federal Mortgage Securities
     Fund, Trust Shares             1,664,903        17,348
                                                    -------
Total Fixed Income Funds
     (Cost $30,379)                                  31,746
                                                    -------
MONEY MARKET FUND (2.8%) (2)
   STI Classic Prime Quality
     Money Market Fund,
     Trust Shares                   2,462,947         2,463
                                                    -------
Total Money Market Fund
     (Cost $2,463)                                    2,463
                                                    -------
Total Investments (99.8%)
   (Cost $89,066)                                    87,771
                                                    -------
OTHER ASSETS AND LIABILITIES (0.2%)
Investment Advisory Fees Payable                        (10)
Administration Fees Payable                              (5)
Other Assets and Liabilities                            155
                                                    -------
Total Other Assets and Liabilities, Net                 140
                                                    -------
--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited  authorization -- no par value)
   based on 10,122,243 outstanding shares
   of beneficial interest                           $96,610
Undistributed net investment income                     238
Accumulated net realized loss on investments         (7,642)
Net unrealized depreciation on investments           (1,295)
                                                    -------
Total Net Assets (100.0%)                           $87,911
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                    $8.68
                                                    =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
        FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (94.8%)
BASIC MATERIALS (3.9%)
   Airgas*                             88,300      $  1,484
   HB Fuller                           78,200         2,266
   Praxair                             41,000         2,419
                                                   --------
                                                      6,169
                                                   --------
CAPITAL GOODS (5.8%)
   Albemarle                           42,200         1,315
   Alliant Techsystems*                19,600         1,156
   Jacobs Engineering Group*           71,800         2,607
   RPM International                   82,700         1,271
   SPX*                                35,000         1,652
   Superior Industries
     International                     26,100         1,100
                                                   --------
                                                      9,101
                                                   --------
COMMUNICATION SERVICES (1.8%)
   Belo, Cl A                          49,000         1,136
   CenturyTel                          53,300         1,646
                                                   --------
                                                      2,782
                                                   --------
COMPUTER SOFTWARE (3.9%)
   Activision*                         93,700         2,024
   Electronic Arts*                    22,700         1,540
   Intuit*                             14,400           777
   Sungard Data Systems*               32,900           769
   Symantec*                           24,400         1,067
                                                   --------
                                                      6,177
                                                   --------
CONSUMER CYCLICALS (13.2%)
   Abercrombie & Fitch, Cl A*          48,000         1,194
   Applebees International             44,000         1,109
   Brinker International*              28,300           843
   CDW Computer Centers*               28,200         1,437
   Columbia Sportswear*                27,100         1,197
   Electronics Boutique Holdings*      93,700         2,866
   Fluor                               61,700         1,692
   GameStop*                           68,400         1,272
   Harman International Industries     17,300         1,080
   Michaels Stores*                    27,000         1,017
   Neiman-Marcus Group, Cl A*          38,500         1,202
   Petsmart*                           50,900           939
   Polaris Industries (D)              19,500         1,264
   Too*                                83,100         2,439
   Williams-Sonoma* (D)                50,100         1,320
                                                   --------
                                                     20,871
                                                   --------
CONSUMER STAPLES (10.6%)
   CBRL Group                          77,700         2,118
   Cheesecake Factory*                 14,100           503
   Darden Restaurants                  46,800         1,012
   Dean Foods* (D)                     91,000         3,381
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- CONTINUED
   Emmis Communications, Cl A*         60,800      $  1,394
   Entercom Communications*            29,700         1,609
   Panera Bread, Cl A*                 30,000         1,110
   Radio One, Cl D* (D)                89,800         1,545
   Sensient Technologies              122,400         3,007
   Westwood One*                       29,200         1,135
                                                   --------
                                                     16,814
                                                   --------
ENERGY (4.1%)
   ENSCO International                 57,400         1,606
   Evergreen Resources*                25,200         1,079
   FMC Technologies*                   48,500           935
   Ocean Energy                        86,800         1,635
   Varco International*                78,900         1,291
                                                   --------
                                                      6,546
                                                   --------
FINANCE (13.7%)
   Commerce Bancorp                    14,600           668
   Compass Bancshares                  35,600         1,150
   E*TRADE Group*                     113,500           645
   Everest Re Group                    40,800         2,362
   Hibernia, Cl A                      87,800         1,715
   Investors Financial Services        40,200         1,406
   M&T Bank                            19,200         1,549
   Marshall & Ilsley                   53,700         1,526
   National Commerce Financial         61,500         1,533
   New York Community Bancorp          31,100           867
   North Fork Bancorporation           65,800         2,291
   RenaissanceRe Holdings              68,200         2,779
   SouthTrust                          59,200         1,547
   Sovereign Bancorp                   77,600         1,072
   TCF Financial                       14,500           618
                                                   --------
                                                     21,728
                                                   --------
HEALTH CARE (14.7%)
   AdvancePCS*                         59,800         1,476
   Affymetrix*                         11,800           320
   Barr Laboratories*                  32,200         2,126
   Caremark Rx*                        86,600         1,529
   Cephalon* (D)                       28,600         1,567
   Charles River Laboratories
     International*                    16,100           588
   Express Scripts, Cl A*              10,000           506
   Gilead Sciences*                    13,600           537
   Health Net*                         50,300         1,298
   King Pharmaceuticals*              112,849         2,142
   LifePoint Hospitals*                32,500         1,026
   Mid Atlantic Medical Services*      24,000           744
   Mylan Laboratories                  40,600         1,369
   NBTY*                               52,600           961
   Province Healthcare* (D)            64,150           826
   Quest Diagnostics*                  29,200         1,629

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE -- CONTINUED
   Renal Care Group*                   68,100      $  2,133
   Steris*                             24,800           564
   Teva Pharmaceutical Industries      11,900           941
   Universal Health Services, Cl B*    15,500           694
   WellChoice*                         11,000           284
                                                   --------
                                                     23,260
                                                   --------
SEMICONDUCTORS (3.7%)
   Emulex*                             49,300         1,190
   Intersil, Cl A*                     56,300           973
   Marvell Technology Group* (D)       38,900           881
   Microchip Technology                54,750         1,575
   QLogic*                             27,200         1,182
                                                   --------
                                                      5,801
                                                   --------
SERVICES (7.6%)
   Apollo Group, Cl A*                 22,100           912
   Career Education*                   19,000           739
   Checkfree*                          54,000         1,058
   Education Management*               38,800         1,499
   Expedia, Cl A*                       8,600           660
   GTECH Holdings*                     49,400         1,136
   Hotels.com, Cl A* (D)               14,300         1,041
   Manpower                            26,600           991
   Pittston Brink's Group              88,200         1,664
   Republic Services*                 109,400         2,352
                                                   --------
                                                     12,052
                                                   --------
TECHNOLOGY (8.5%)
   Acxiom*                             88,900         1,365
   Affiliated Computer Services,
     Cl A*                             40,900         2,045
   Cabot Microelectronics* (D)         26,800         1,617
   Cerner* (D)                         43,100         1,418
   Gentex*                             37,500         1,125
   L-3 Communications Holdings*        43,300         1,946
   RF Micro Devices* (D)              138,800         1,692
   Synopsys*                           20,000         1,040
   Utstarcom* (D)                      55,600         1,143
                                                   --------
                                                     13,391
                                                   --------
TRANSPORTATION (1.9%)
   Expeditors International
     Washington                        23,800           796
   Heartland Express*                  51,200         1,116
   JB Hunt Transport Services*         42,300         1,164
                                                   --------
                                                      3,076
                                                   --------
UTILITIES (1.4%)
   Equitable Resources                 61,400         2,166
                                                   --------
Total Common Stock
     (Cost $136,978)                                149,934
                                                   --------
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (3.0%)
   AmeriSource Health
     CV to 18.8791 Shares,
     Callable 12/03/04 @ 102.14
     5.000%, 12/01/07                 $   550      $    730
   DR Horton
     CV to 17.4927 Shares,
     Callable 05/14/03 @ 55.97 (A)
     3.276%, 05/11/21                     682           411
   Gilead Sciences
     CV to 20.3562 Shares,
     Callable 12/20/03 @ 102.86
     5.000%, 12/15/07                   1,120         1,922
   Lennar
     CV to 6.3842 Shares,
     Callable 04/06/06 @ 100 (A)
     5.191%, 04/04/21                     717           323
   SPX
     CV to 4.8116 Shares,
     Callable 02/06/06 @  66.39 (A)
     2.279%, 02/06/21                   2,025         1,291
                                                   --------
Total Convertible Bonds
     (Cost $4,250)                                    4,677
                                                   --------
REPURCHASE AGREEMENT (5.4%)
   UBS Warburg
     1.320%, dated 11/29/02, matures
     12/02/02, repurchase price
     $8,554,489 (collateralized by
     U.S. Treasury Obligation: total
     market value $8,727,726) (C)       8,554         8,554
                                                   --------
Total Repurchase Agreement
     (Cost $8,554)                                    8,554
                                                   --------
Total Investments (103.2%)
   (Cost $149,782)                                  163,165
                                                   --------
OTHER ASSETS AND LIABILITIES (-3.2%)
Collateral Received on Securities Loaned              8,030
Payable Upon Return of Securities Loaned             (8,030)
Investment Advisory Fees Payable                       (143)
Administration Fees Payable                              (9)
Distribution Fees Payable                                (9)
Other Assets and Liabilities                         (4,847)
                                                   --------
Total Other Assets and Liabilities, Net              (5,008)
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



MID-CAP EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited  authorization -- no par value)
   based on 15,936,547 outstanding shares
   of beneficial interest                          $164,345
Paid in Capital -- Investor  Shares
   (unlimited  authorization  -- no par value)
   based on 1,250,274 outstanding shares
   of beneficial interest                            12,594
Paid in Capital -- Flex Shares
   (unlimited  authorization -- no par value)
   based on 1,555,654 outstanding shares
   of beneficial interest                            18,763
Accumulated net investment loss                        (530)
Accumulated net realized loss on investments        (50,398)
Net unrealized appreciation on investments           13,383
                                                   --------
Total Net Assets (100.0%)                          $158,157
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                    $8.52
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                 $8.23
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($8.23 / 96.25%)                   $8.55
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                 $7.76
                                                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
        FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



MID CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (93.5%)
BASIC MATERIALS (12.0%)
   Abitibi-Consolidated               349,200      $  2,710
   Boise Cascade                      117,300         3,176
   Cabot                               43,700         1,107
   Eastman Chemical                    26,000         1,017
   Lubrizol                            38,800         1,209
   Martin Marietta Materials           33,000         1,040
   Sappi ADR                          117,200         1,524
   United States Steel (D)             89,400         1,295
                                                   --------
                                                     13,078
                                                   --------
CAPITAL GOODS (11.8%)
   Eaton                               10,500           797
   Empresa Brasileira de
     Aeronautica ADR                  229,000         3,348
   Masco                               90,300         1,821
   Pall                                98,600         1,881
   Pentair                             35,500         1,269
   Rockwell Collins                    86,200         1,845
   Textron                             44,700         1,927
                                                   --------
                                                     12,888
                                                   --------
COMMUNICATION SERVICES (1.9%)
   CenturyTel                          66,400         2,050
                                                   --------
CONSUMER CYCLICALS (9.1%)
   Abercrombie & Fitch, Cl A*          64,800         1,612
   Federated Department Stores*        33,500         1,095
   Newell Rubbermaid                   32,400         1,028
   Park Place Entertainment*          349,100         2,891
   RR Donnelley & Sons                 97,200         2,067
   Visteon                            151,500         1,219
                                                   --------
                                                      9,912
                                                   --------
CONSUMER STAPLES (5.5%)
   CVS                                 62,300         1,675
   Estee Lauder, Cl A                  30,000           818
   PepsiAmericas                      102,300         1,558
   Supervalu                          109,200         1,963
                                                   --------
                                                      6,014
                                                   --------
ENERGY (7.7%)
   Diamond Offshore Drilling (D)       88,100         1,977
   Noble Energy                        42,800         1,584
   Premcor*                            67,400         1,392
   Tidewater                           38,000         1,175
   Valero Energy                       70,600         2,257
                                                   --------
                                                      8,385
                                                   --------

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
FINANCE (17.5%)
   Banknorth Group                     46,200      $  1,018
   Charter One Financial               97,980         2,949
   Comerica                            15,900           753
   Hartford Financial
     Services Group                    21,000         1,030
   Keycorp                            108,400         2,828
   Lincoln National                    63,700         2,238
   PNC Financial Services Group        20,900           882
   Protective Life                     45,500         1,344
   St. Paul                            46,200         1,720
   Stilwell Financial                 110,100         1,621
   Wilmington Trust                    52,400         1,656
   Zions Bancorporation                25,800         1,062
                                                   --------
                                                     19,101
                                                   --------
HEALTH CARE (7.2%)
   Becton Dickinson                    32,300           958
   Healthsouth*                       255,900         1,042
   IVAX*                              222,000         2,999
   Manor Care*                         99,500         1,938
   McKesson                            36,100           936
                                                   --------
                                                      7,873
                                                   --------
SERVICES (5.5%)
   Allied Waste Industries*           192,800         2,059
   Pittston Brink's Group             108,000         2,037
   Viad                                83,600         1,909
                                                   --------
                                                      6,005
                                                   --------
TECHNOLOGY (10.5%)
   Advanced Micro Devices*            257,300         2,187
   Autodesk                           120,700         1,898
   Avnet*                             161,800         2,263
   Celestica* (D)                     103,900         1,883
   Scientific-Atlanta (D)              95,000         1,292
   Vishay Intertechnology*            139,600         1,972
                                                   --------
                                                     11,495
                                                   --------
TRANSPORTATION (1.4%)
   Delta Air Lines                    108,400         1,463
                                                   --------
UTILITIES (3.4%)
   Dominion Resources                  21,500         1,095
   FPL Group                            9,000           529
   KeySpan                             45,300         1,599
   PPL                                 15,400           513
                                                   --------
                                                      3,736
                                                   --------
Total Common Stock
     (Cost $112,209)                                102,000
                                                   --------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



MID CAP VALUE EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.6%)
   UBS Warburg
     1.320%, dated 11/29/02, matures
     12/02/02, repurchase price
     $6,075,243 (collateralized by
     U.S. Treasury Obligation: total
     market value $6,200,100) (C)      $6,075      $  6,075
                                                   --------
Total Repurchase Agreement
     (Cost $6,075)                                    6,075
                                                   --------
Total Investments (99.1%)
   (Cost $118,284)                                  108,075
                                                   --------
OTHER ASSETS AND LIABILITIES (0.9%)
Collateral Received on Securities Loaned              2,975
Payable Upon Return of Securities Loaned             (2,975)
Investment Advisory Fees Payable                        (99)
Administration Fees Payable                              (6)
Other Assets and Liabilities                          1,094
                                                   --------
Total Other Assets and Liabilities, Net                 989
                                                   --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited  authorization -- no par value)
   based on 12,081,329 outstanding shares
   of beneficial interest                           135,237
Paid in Capital -- Flex Shares
   (unlimited  authorization -- no par value)
   based on 581,070 outstanding shares
   of beneficial interest                             6,172
Undistributed net investment income                      96
Accumulated net realized loss on investments        (22,232)
Net unrealized depreciation on investments          (10,209)
                                                   --------
Total Net Assets (100.0%)                          $109,064
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                    $8.61
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                 $8.58
                                                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
        FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.9%)
BASIC MATERIALS (1.7%)
   A. Schulman                        175,800      $  3,265
   Celanese                            20,000           465
   Myers Industries                   157,500         1,764
   Stillwater Mining*                 200,000         1,130
   Worthington Industries             130,000         2,290
                                                   --------
                                                      8,914
                                                   --------
CAPITAL GOODS (8.6%)
   Alliant Techsystems*                95,000         5,605
   American Axle &
     Manufacturing Holdings*          110,000         2,638
   Astec Industries*                  220,000         2,257
   BE Aerospace*                      282,000         1,069
   BorgWarner                          34,000         1,752
   Copart*                            215,000         2,599
   Drew Industries*                   105,000         1,727
   DRS Technologies*                  136,000         4,537
   Griffon*                           180,000         2,241
   Herley Industries*                 224,000         3,360
   Keith*                             250,300         3,031
   Kemet*                             100,000         1,087
   Manitowoc                           70,000         1,876
   Monaco Coach*                       54,300           916
   Nautilus Group* (D)                100,000         1,584
   Newport*                           175,000         2,520
   Oshkosh Truck                       36,200         2,244
   Rogers*                            120,000         2,922
   Watsco                             155,000         2,472
                                                   --------
                                                     46,437
                                                   --------
COMMUNICATION SERVICES (1.6%)
   Anaren Microwave*                  315,000         3,667
   Boston Communications Group*        70,000           950
   Commonwealth
     Telephone Enterprises*            70,000         2,685
   Symmetricom*                       150,000           547
   TTI Team Telecom
     International*                   214,000           997
                                                   --------
                                                      8,846
                                                   --------
COMMUNICATIONS EQUIPMENT (2.0%)
   Cubic                              150,000         2,543
   Powerwave Technologies*            400,000         2,632
   Tekelec*                           250,500         2,553
   Titan* (D)                         250,000         2,960
                                                   --------
                                                     10,688
                                                   --------
COMPUTER SOFTWARE (5.7%)
   Activision*                         20,000           432
   Borland Software*                  320,000         4,234
   Fair Isaac                          10,000           438
   Hyperion Solutions*                220,000         6,131

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- CONTINUED
   JD Edwards*                        250,000      $  3,532
   NETIQ*                             150,000         2,603
   NetScreen Technologies* (D)        150,000         2,587
   Numerical Technologies* (D)        305,000         1,373
   Pinnacle Systems*                   30,000           424
   ScanSoft* (D)                      145,000         1,064
   SonicWALL*                         270,000         1,091
   SS&C Technologies*                 153,500         1,583
   THQ*                                40,000           715
   Western Digital*                   520,000         4,394
                                                   --------
                                                     30,601
                                                   --------
CONSUMER CYCLICALS (19.6%)
   4Kids Entertainment* (D)           330,000         7,920
   Aftermarket Technology*            110,000         1,443
   Alliance Gaming*                   290,800         5,031
   AnnTaylor Stores*                  100,000         2,375
   Boyd Gaming* (D)                   280,000         3,990
   Carmax* (D)                        170,000         3,349
   Chico's FAS* (D)                   200,000         4,496
   Christopher & Banks*               120,000         3,270
   Columbia Sportswear*                35,000         1,546
   Cost Plus*                         115,000         3,761
   Dial                               156,000         3,248
   Electronics Boutique Holdings* (D)  70,000         2,141
   Guitar Center*                      90,000         1,796
   Gymboree*                          290,000         5,887
   Imco Recycling*                    280,000         2,164
   J Jill Group*                      205,000         4,766
   JOS A Bank Clothiers*              150,000         3,795
   K-Swiss, Cl A                      170,000         4,294
   La-Z-Boy                            20,000           503
   Linens `N Things*                  120,000         2,984
   Movie Gallery*                     190,000         3,260
   MTR Gaming Group*                  360,000         3,614
   Multimedia Games* (D)              120,000         3,010
   O'Charleys*                        130,000         2,842
   O'Reilly Automotive*                90,000         2,498
   Penn National Gaming*              261,200         4,845
   Quiksilver*                        115,000         3,151
   Rare Hospitality International*    120,000         3,212
   Sonic Automotive*                  150,000         2,649
   Wet Seal, Cl A*                    300,000         3,462
   Winnebago Industries                95,000         4,697
                                                   --------
                                                    105,999
                                                   --------
CONSUMER STAPLES (2.3%)
   Church & Dwight                     95,000         2,861
   Cott* (D)                          310,000         5,484
   Ralcorp Holdings*                  105,000         2,468
   Schweitzer-Mauduit International    70,000         1,776
                                                   --------
                                                     12,589
                                                   --------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



SMALL CAP GROWTH STOCK FUND--CONCLUDED
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
ENERGY (9.9%)
   CAL Dive International*            204,000      $  4,714
   CARBO Ceramics                      20,000           666
   Comstock Resources*                468,700         3,956
   Core Laboratories*                 350,000         3,727
   Dril-Quip*                          50,000           942
   Headwaters*                        292,000         4,678
   Horizon Offshore*                  520,000         3,016
   Hydril*                            150,000         3,465
   Key Energy Services*               370,000         3,330
   Magnum Hunter Resources*           430,000         2,473
   Maverick Tube*                     301,000         3,862
   National-Oilwell* (D)              200,000         4,350
   Newfield Exploration*               70,000         2,532
   Oceaneering International*          55,500         1,332
   Oil States International*           50,000           642
   Patterson-UTI Energy*              100,000         2,901
   Remington Oil & Gas*               185,300         2,880
   Stone Energy*                       40,000         1,206
   Superior Energy Services*          180,000         1,476
   Torch Offshore*                    290,000         1,531
                                                   --------
                                                     53,679
                                                   --------
FINANCE (6.1%)
   Affiliated Managers Group*          48,000         2,616
   Coinstar*                           70,000         1,690
   Doral Financial                    180,000         4,851
   Federal Agricultural Mortgage* (D) 115,000         3,623
   Harbor Florida Bancshares           34,100           735
   Hilb Rogal & Hamilton               85,000         3,222
   Jefferies Group                     75,000         3,338
   LaBranche*                         110,000         3,339
   Netbank*                           194,000         1,899
   OceanFirst Financial                67,200         1,485
   R&G Financial, Cl B                105,000         2,399
   Raymond James Financial (D)         70,000         2,240
   Sterling Bancshares                110,000         1,387
                                                   --------
                                                     32,824
                                                   --------
HEALTH CARE (16.7%)
   Accredo Health*                     85,000         4,533
   Alaris Medical*                    237,000         1,692
   Apria Healthcare Group*            145,000         3,400
   Biosite* (D)                        20,000           570
   Cardiodynamics International*      157,000           641
   Cephalon*                           50,000         2,740
   Charles River
     Laboratories International*      160,000         5,848
   Covance*                           280,000         6,278
   Enzon*                             120,000         2,218
   Fisher Scientific International*   128,000         3,835
   Gentiva Health Services*            87,000           714

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE -- CONTINUED
   Henry Schein*                       75,000      $  3,192
   Integra LifeSciences Holdings*     270,000         4,741
   LifePoint Hospitals*               110,000         3,474
   Merit Medical Systems*             270,000         5,125
   North American Scientific*          95,000           836
   Orthodontic Centers
     Of America* (D)                   90,000         1,162
   Osteotech*                         155,000           883
   Pacificare Health Systems*          30,000           802
   Pediatrix Medical Group*            70,000         2,843
   Pharmaceutical
     Product Development*             210,000         6,289
   Possis Medical* (D)                310,000         5,016
   Priority Healthcare, Cl B* (D)     239,000         5,263
   Renal Care Group*                  115,000         3,602
   SICOR*                             260,000         4,100
   Steris*                            235,000         5,342
   Taro Pharmaceuticals
     Industries* (D)                  135,000         5,300
                                                   --------
                                                     90,439
                                                   --------
SEMICONDUCTORS (4.3%)
   Advanced Power Technology*         100,000           460
   ATMI*                              105,000         2,517
   Axcelis Technologies*              130,000         1,062
   Exar*                              117,000         1,649
   Genesis Microchip* (D)             220,000         4,378
   GlobespanVirata*                   300,000         1,299
   IXYS*                              315,000         2,259
   Microsemi*                         250,000         1,587
   OSI Systems*                       130,000         2,239
   Power Integrations*                170,000         3,476
   Semtech*                           100,000         1,508
   Silicon Laboratories*               30,000           879
   Suntron*                               261             1
                                                   --------
                                                     23,314
                                                   --------
SERVICES (4.8%)
   Avid Technology*                    50,000           981
   CDI*                               160,000         4,602
   Dollar Thrifty
     Automotive Group*                150,000         3,162
   eSpeed, Cl A*                      200,000         3,010
   Fidelity National
     Information Solutions*           140,000         2,794
   FTI Consulting*                    120,000         4,921
   Getty Images*                       40,000         1,195
   Kroll* (D)                         140,000         2,625
   MPS Group*                         286,000         1,716
   PRG-Schultz International* (D)      70,000           671
                                                   --------
                                                     25,677
                                                   --------
32

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (10.2%)
   Adaptec*                           224,000      $  1,510
   Aeroflex*                          520,000         4,046
   Ansys* (D)                          65,000         1,339
   Asyst Technologies* (D)            233,000         1,960
   Avocent*                           200,000         4,710
   CACI International, Cl A*          151,000         5,753
   Carreker*                          200,000         1,252
   Catapult Communications*           140,300         1,595
   Engineered Support Systems         137,150         5,080
   eResearch Technology* (D)          160,000         2,242
   Filenet*                           250,000         3,437
   Hutchinson Technology*              64,000         1,738
   Manhattan Associates*               25,000           750
   Mercury Computer Systems*          178,800         5,584
   Neoware Systems* (D)               150,000         3,024
   Orbotech*                           78,000         1,331
   Photon Dynamics*(D)                 78,000         2,749
   Planar Systems*                    135,000         2,811
   Silicon Storage Technology*        356,100         2,511
   Technitrol                          97,000         1,675
                                                   --------
                                                     55,097
                                                   --------
TRANSPORTATION (5.4%)
   Atlantic Coast
     Airlines Holdings*               190,000         2,037
   Covenant Transport, Cl A*           40,000           706
   Genesee & Wyoming, Cl A*            83,000         1,628
   Heartland Express*                 107,000         2,332
   JB Hunt Transport Services*        130,000         3,576
   Kansas City Southern*              150,000         1,912
   Landstar System*                    90,000         4,708
   PAM Transportation Services*       100,000         2,000
   Skywest                            180,000         2,450
   Werner Enterprises                 166,000         3,664
   Yellow*                            130,000         3,864
                                                   --------
                                                     28,877
                                                   --------
Total Common Stock
     (Cost $517,496)                                533,981
                                                   --------
RIGHTS (0.0%)
   Elan*++                            190,000             1
                                                   --------
Total Rights
     (Cost $0)                                            1
                                                   --------
WARRANTS (0.0%)
   Per-Se Technologies, Strike Price
     $0.05, Expires 07/08/03*           3,664            --
                                                   --------
Total Warrants
     (Cost $0)                                           --
                                                   --------

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.3%)
   Morgan Stanley Dean Witter
     1.280%, dated 11/29/02, matures
     12/02/02, repurchase price
     $7,191,043 (collateralized by
     FNMA obligations: total market
     value $7,335,097) (C)             $7,190      $  7,190
                                                   --------
Total Repurchase Agreement
     (Cost $7,190)                                    7,190
                                                   --------
Total Investments (100.2%)
   (Cost $524,686)                                 $541,172
                                                   ========
Percentages based on Net Assets of $540,329,756.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.4%)
BASIC MATERIALS (13.4%)
   Arch Coal                          329,500      $  6,593
   Boise Cascade                      211,600         5,730
   Carpenter Technology               176,500         2,423
   Celanese                           184,400         4,285
   Cia Siderurgica Nacional ADR (D)   160,000         2,136
   Lesco                              299,200         4,084
   Olin                               316,900         4,782
   Peabody Energy                     269,100         7,333
   Sappi ADR                          405,000         5,265
   Siderca ADR (D)                    112,800         1,770
   SKF ADR                             78,300         2,210
   Soc Quimica Minera
     de Chile ADR (D)                 175,100         3,922
   Southern Peru Copper               290,000         4,190
   Texas Industries                   315,700         7,798
   United States Steel                403,600         5,844
   Wellman                            133,400         1,601
                                                   --------
                                                     69,966
                                                   --------
CAPITAL GOODS (15.4%)
   BHA Group Holdings                 131,700         2,166
   Briggs & Stratton                   82,700         3,486
   Cummins                            140,500         4,417
   Empresa Brasileira de
     Aeronautica ADR                  841,416        12,302
   Goodrich                           187,000         3,441
   Lennox International               258,789         3,675
   LSI Industries                     380,250         4,008
   Lubrizol                           286,800         8,937
   Minerals Technologies               80,000         3,452
   Oshkosh Truck                       78,900         4,892
   Pentair                              8,500           304
   Quixote                            315,500         6,275
   Robbins & Myers                    192,300         3,144
   Roper Industries                    80,100         3,377
   Snap-On                            113,700         3,404
   Stewart & Stevenson Services       299,000         3,346
   Tecumseh Products, Cl A             63,400         3,018
   Valspar                            112,900         5,275
   York International                  67,200         1,685
                                                   --------
                                                     80,604
                                                   --------
CONSUMER CYCLICALS (15.2%)
   Bassett Furniture Industries       228,300         3,084
   Blyth                              227,100         6,291
   Edelbrock                           12,540           132
   Fairmont Hotels & Resorts          405,300         9,970
   Goodyear Tire & Rubber             550,200         4,534

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- CONTINUED
   Harman International Industries    184,814      $ 11,532
   Intrawest (D)                      289,500         3,616
   John H. Harland                    239,300         5,042
   John Wiley & Sons, Cl A            201,500         4,292
   Makita ADR                         870,600         6,268
   Movado Group                       149,400         2,659
   Natuzzi Spa ADR                    229,300         2,460
   Phillips-Van Heusen                354,200         4,658
   Pier 1 Imports                     256,900         5,012
   Standard Register                   77,900         1,457
   Sturm Ruger                        139,100         1,481
   Thomas Industries                  110,200         3,015
   Wallace Computer Services          131,400         2,464
   Wolverine World Wide                85,700         1,433
                                                   --------
                                                     79,400
                                                   --------
CONSUMER STAPLES (9.1%)
   Church & Dwight                    520,600        15,680
   Dial                               220,500         4,591
   Ingles Markets, Cl A               225,800         2,640
   Interstate Bakeries                168,200         3,877
   JM Smucker                         365,043        14,284
   Sensient Technologies              267,135         6,564
                                                   --------
                                                     47,636
                                                   --------
ENERGY (1.7%)
   ENSCO International                129,100         3,612
   Noble Energy                       140,100         5,185
                                                   --------
                                                      8,797
                                                   --------
FINANCE (15.7%)
   American Financial Group           173,000         4,109
   Annuity and Life Re Holdings       238,400           527
   Banner                             120,300         2,406
   City National                       91,800         4,165
   Colonial BancGroup                 401,000         4,876
   Community Bank System                9,200           294
   Community First Bankshares         125,965         3,404
   FNB                                154,413         4,350
   Glacier Bancorp                    202,734         4,683
   HCC Insurance Holdings             263,700         6,149
   Horizon Financial                  304,306         3,719
   Klamath First Bancorp              215,100         3,259
   Pacific Northwest Bancorp          111,700         2,804
   Protective Life                     12,700           375
   PXRE Group                         204,600         4,348
   Riggs National                     206,200         3,184
   Scottish Annuity &
     Life Holdings (D)                221,000         3,666

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




SMALL CAP VALUE EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Seacoast Banking Corp
     of Florida                       260,500      $  4,824
   Stancorp Financial Group            50,700         2,686
   Student Loan                        45,400         4,524
   Washington Federal                 175,706         4,261
   West Coast Bancorp                 267,153         4,432
   Wilmington Trust                   161,500         5,103
                                                   --------
                                                     82,148
                                                   --------
HEALTH CARE (4.2%)
   Alpharma, Cl A                     658,029         8,850
   Cambrex                            312,900         9,224
   Instrumentarium  ADR                29,100           792
   Invacare                            95,900         3,141
                                                   --------
                                                     22,007
                                                   --------
SERVICES (6.3%)
   ABM Industries                     343,500         5,098
   Chemed                             103,100         3,794
   Hollinger International            404,700         3,962
   Media General, Cl A                 85,800         5,031
   Pittston Brink's Group             786,000        14,824
                                                   --------
                                                     32,709
                                                   --------
TECHNOLOGY (10.9%)
   Autodesk                         1,482,900        22,970
   C&D Technologies                   230,000         4,478
   Fair Isaac                         129,200         5,659
   Harris                             622,128        16,748
   Helix Technology                    57,600           817
   Keithley Instruments               234,300         2,983
   Symbol Technologies                290,700         2,991
                                                   --------
                                                     56,646
                                                   --------
TRANSPORTATION (5.0%)
   Canadian Pacific Railway(D)         98,300         2,000
   CHC Helicopter, Cl A               396,200         8,217
   CP Ships (D)                       827,600        10,428
   KLM Royal Dutch Air                280,800         3,061
   USFreightways                       77,600         2,361
                                                   --------
                                                     26,067
                                                   --------
UTILITIES (2.5%)
   Allete                             332,069         7,767
   TECO Energy (D)                     96,600         1,424
   UGI                                103,200         3,798
                                                   --------
                                                     12,989
                                                   --------
Total Common Stock
     (Cost $486,364)                                518,969
                                                   --------
--------------------------------------------------------------------------------
                                  SHARES/FACE
                                 AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT (0.0%)
   SEI Daily Income Trust Prime
     Obligation Fund, Cl A             37,201      $     37
                                                   --------
Total Cash Equivalent
     (Cost $37)                                          37
                                                   --------
REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley Dean Witter
     1.280%, dated 11/29/02, matures
     12/02/02, repurchase price
     $885,025 (collateralized by
     FNMA obligations: total market
     value $902,629) (C)                 $885           885
                                                   --------
Total Repurchase Agreement
     (Cost $885)                                        885
                                                   --------
Total Investments (99.6%)
   (Cost $487,286)                                  519,891
                                                   --------
OTHER ASSETS AND LIABILITIES (0.4%)
Collateral Received on Securities Loaned             15,404
Payable Upon Return of Securities Loaned            (15,404)
Investment Advisory Fees Payable                       (480)
Administration Fees Payable                             (28)
Distribution Fees Payable                               (18)
Custodian Fees Payable                                   (1)
Other Assets and Liabilities                          2,533
                                                   --------
Total Other Assets and Liabilities, Net               2,006
                                                   --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited  authorization -- no par value)
   based on 37,884,910 outstanding shares
   of beneficial interest                           477,810
Paid in Capital -- Flex Shares
   (unlimited  authorization -- no par value)
   based on 2,377,661 outstanding shares
   of beneficial interest                            39,242
Undistributed net investment income                     730
Accumulated net realized loss on investments        (28,490)
Net unrealized appreciation on investments           32,605
                                                   --------
Total Net Assets (100.0%)                          $521,897
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $12.97
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                $12.83
                                                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
        FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.6%)
BASIC MATERIALS (3.6%)
   Alcoa                               87,910      $  2,246
   E.I. du Pont de Nemours             45,000         2,008
   Praxair                             60,000         3,540
   Rohm & Haas                        100,000         3,539
                                                   --------
                                                     11,333
                                                   --------
CAPITAL GOODS (8.5%)
   3M                                  17,566         2,281
   Applied Materials*                 186,406         3,178
   General Electric                   387,344        10,497
   Illinois Tool Works                 55,000         3,739
   Lockheed Martin                     50,000         2,610
   Masco                              200,000         4,034
                                                   --------
                                                     26,339
                                                   --------
COMMUNICATION SERVICES (5.0%)
   AT&T                                28,500           799
   Comcast Special, Cl A*              40,000           912
   Comcast, Cl A*                      56,613         1,327
   Fox Entertainment Group, Cl A*     150,000         3,999
   Nokia Oyj ADR                      300,000         5,763
   Qualcomm*                           65,000         2,679
                                                   --------
                                                     15,479
                                                   --------
CONSUMER CYCLICALS (17.8%)
   AOL Time Warner*                   180,167         2,949
   Bed Bath & Beyond*                 200,000         6,938
   Coach*                             170,000         5,783
   Colgate-Palmolive                   60,000         3,083
   Harley-Davidson                    100,000         4,854
   Kohl's*                             60,000         4,110
   Liz Claiborne                      100,000         3,220
   Lowe's                              40,000         1,660
   Limited Brands                     200,000         3,402
   Target                              45,000         1,565
   Viacom, Cl B*                      100,000         4,701
   Wal-Mart Stores                    171,881         9,309
   Walgreen                           126,339         3,637
                                                   --------
                                                     55,211
                                                   --------
CONSUMER STAPLES (7.1%)
   Anheuser-Busch                      85,000         4,175
   Clorox                              85,000         3,726
   PepsiCo                            135,000         5,735
   Philip Morris                       69,774         2,632
   Procter & Gamble                    70,000         5,880
                                                   --------
                                                     22,148
                                                   --------

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
ENERGY (4.9%)
   Apache                              62,500      $  3,368
   Exxon Mobil                        278,618         9,696
   Schlumberger                        50,000         2,213
                                                   --------
                                                     15,277
                                                   --------
FINANCE (14.9%)
   Allstate                            75,000         2,927
   American Express                    96,180         3,744
   American International Group       103,277         6,728
   Bank of America                     62,371         4,371
   Bank One                            50,000         1,975
   Citigroup                          155,946         6,063
   Fannie Mae                          72,521         4,572
   Fifth Third Bancorp                 55,000         3,080
   Freddie Mac                         85,000         4,899
   SLM                                 55,000         5,375
   Wells Fargo (D)                     53,269         2,462
                                                   --------
                                                     46,196
                                                   --------
HEALTH CARE (19.4%)
   Abbott Laboratories                 42,294         1,852
   Amgen*                              75,000         3,540
   Bristol-Myers Squibb                67,495         1,789
   Eli Lilly                           25,000         1,708
   Forest Laboratories*                50,000         5,367
   Health Management
     Associates, Cl A                 150,000         2,630
   Johnson & Johnson                  166,732         9,507
   King Pharmaceuticals*               25,000           475
   Medtronic                          121,963         5,702
   Merck                              104,572         6,213
   Pfizer                             247,793         7,815
   Pharmacia                           50,000         2,115
   Tenet Healthcare*                   75,000         1,384
   UnitedHealth Group                  40,000         3,258
   WellPoint Health Networks*          70,000         4,608
   Wyeth                               62,640         2,407
                                                   --------
                                                     60,370
                                                   --------
SEMICONDUCTORS (4.0%)
   Intel                              244,886         5,113
   Linear Technology                   61,291         2,037
   Micron Technology*                 100,000         1,581
   Texas Instruments                  184,618         3,713
                                                   --------
                                                     12,444
                                                   --------
36

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



TAX SENSITIVE GROWTH STOCK FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                  SHARES/FACE
                                 AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (12.4%)
   Affiliated Computer
     Services, Cl A*                   80,000      $  4,000
   Automatic Data Processing           50,000         2,174
   Cisco Systems*                     354,479         5,289
   Dell Computer*                     200,000         5,714
   International Business Machines     64,885         5,651
   Microsoft*                         209,428        12,109
   Network Appliance*                 100,000         1,387
   Oracle*                            181,308         2,203
                                                   --------
                                                     38,527
                                                   --------
Total Common Stock
     (Cost $279,215)                                303,324
                                                   --------
REPURCHASE AGREEMENT (3.4%)
   Morgan Stanley Dean Witter
     1.280%, dated 11/29/02, matures
     12/02/02, repurchase price
     $10,577,919 (collateralized by
     FNMA obligations: total market
     value $10,789,364) (C)           $10,577        10,577
                                                   --------
Total Repurchase Agreement
     (Cost $10,577)                                  10,577
                                                   --------
Total Investments (101.0%)
   (Cost $289,792)                                  313,901
                                                   --------
OTHER ASSETS AND LIABILITIES (-1.0%)
Collateral Received on Securities Loaned              1,094
Payable Upon Return of Securities Loaned             (1,094)
Investment Advisory Fees Payable                       (293)
Administration Fees Payable                             (17)
Distribution Fees Payable                               (92)
Custodian Fees Payable                                   (1)
Other Assets and Liabilities                         (2,635)
                                                   --------
Total Other Assets and Liabilities, Net              (3,038)
                                                   --------

--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited  authorization -- no par value)
   based on 9,281,783 outstanding shares
   of beneficial interest                          $308,959
Paid in Capital -- Flex Shares
   (unlimited  authorization -- no par value)
   based on 6,198,014 outstanding shares
   of beneficial interest                           226,376
Accumulated net investment loss                      (1,954)
Accumulated net realized loss on investments       (246,627)
Net unrealized appreciation on investments           24,109
                                                   --------
Total Net Assets (100.0%)                          $310,863
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                   $20.40
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                $19.60
                                                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
         FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (91.5%)
BASIC MATERIALS (7.4%)
   Alcoa                              342,300      $  8,746
   Bowater (D)                        134,600         5,839
   Eastman Chemical                   272,564        10,666
   International Paper                311,500        12,226
   Praxair                            134,200         7,918
   Rohm & Haas                        235,300         8,327
                                                   --------
                                                     53,722
                                                   --------
CAPITAL GOODS (14.3%)
   Boeing                             116,200         3,951
   Dover                              429,100        13,388
   Eaton                              120,700         9,158
   Emerson Electric                   197,400        10,294
   Honeywell International            363,600         9,406
   Ingersoll-Rand, Cl A               227,000        10,487
   Masco                              456,400         9,206
   Pall                               325,500         6,211
   Parker Hannifin                    198,900         9,287
   Rockwell Collins                   301,600         6,454
   Stanley Works                      155,400         5,585
   Textron                            226,901         9,779
                                                   --------
                                                    103,206
                                                   --------
COMMUNICATION SERVICES (8.4%)
   Alltel                             164,900         9,083
   BellSouth                          325,100         9,038
   CenturyTel                         324,800        10,030
   SBC Communications                 579,400        16,513
   Verizon Communications             380,210        15,923
                                                   --------
                                                     60,587
                                                   --------
CONSUMER CYCLICALS (9.0%)
   Ford Motor                         645,900         7,350
   Gannett                            157,700        11,236
   Genuine Parts                      249,700         7,938
   Limited Brands                     493,300         8,391
   May Department Stores              305,000         7,460
   McGraw-Hill                        136,000         8,063
   Newell Rubbermaid                  208,800         6,623
   Walt Disney                        384,700         7,625
                                                   --------
                                                     64,686
                                                   --------
CONSUMER STAPLES (7.0%)
   Clorox                             144,300         6,326
   HJ Heinz                           230,300         8,019
   Kimberly-Clark                     248,400        12,499
   McDonald's                         237,300         4,390
   PepsiCo                            269,700        11,457
   Supervalu                          453,800         8,159
                                                   --------
                                                     50,850
                                                   --------
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
ENERGY (10.7%)
   BP                                 299,200      $ 11,732
   ConocoPhillips                     398,940        19,073
   Diamond Offshore Drilling          396,100         8,888
   Exxon Mobil                        419,500        14,599
   Schlumberger                       180,100         7,969
   Tidewater                          242,500         7,501
   Valero Energy                      232,200         7,423
                                                   --------
                                                     77,185
                                                   --------
FINANCE (23.2%)
   Allstate                           270,200        10,546
   AMBAC Financial Group              128,200         8,014
   American Express                   215,300         8,382
   American International Group       188,804        12,301
   AmSouth Bancorp                    363,868         6,939
   Bank of America                    124,600         8,732
   Bank of New York                   214,200         6,501
   Citigroup                          348,300        13,542
   FleetBoston Financial              255,447         6,930
   Hartford Financial Services Group   76,100         3,733
   Jefferson-Pilot                    165,000         6,295
   JP Morgan Chase                    359,425         9,047
   Keycorp                            302,600         7,895
   Lincoln National                   240,100         8,437
   Merrill Lynch                      222,500         9,679
   Morgan Stanley                     193,000         8,731
   PNC Financial Services Group       175,500         7,406
   St. Paul                           276,200        10,286
   Torchmark                          165,500         6,147
   US Bancorp                         381,000         8,344
                                                   --------
                                                    167,887
                                                   --------
HEALTH CARE (4.5%)
   Becton Dickinson                   370,300        10,987
   Bristol-Myers Squibb               408,000        10,812
   Pharmacia                           82,894         3,506
   Schering-Plough                    322,300         7,303
                                                   --------
                                                     32,608
                                                   --------
TECHNOLOGY (3.9%)
   Hewlett-Packard                    570,700        11,117
   Koninklijke Philips Electronics (D)450,200         9,733
   Motorola                           670,300         7,628
                                                   --------
                                                     28,478
                                                   --------
TRANSPORTATION (1.1%)
   Norfolk Southern                   407,900         8,048
                                                   --------
UTILITIES (2.0%)
   FPL Group                          115,200         6,774
   Progress Energy                    174,000         7,308
                                                   --------
                                                     14,082
                                                   --------
Total Common Stock
     (Cost $684,866)                                661,339
                                                   --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



VALUE INCOME STOCK FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                        (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (8.4%)
   Greenwich Capital
     1.310%, dated 11/29/02, matures
     12/02/02, repurchase price
     $30,979,964 (collateralized by
     U.S. Treasury Note: total
     market value $31,598,544) (C)    $30,977      $ 30,977
   UBS Warburg
     1.310%, dated 11/29/02, matures
     12/02/02, repurchase price
     $29,983,023 (collateralized by
     U.S. Treasury Obligation: total
     market value $30,580,080) (C)     29,980        29,980
                                                   --------
Total Repurchase Agreements
     (Cost $60,957)                                  60,957
                                                   --------
Total Investments (99.9%)
   (Cost $745,823)                                  722,296
                                                   --------
OTHER ASSETS AND LIABILITIES (0.1%)
Collateral Received on Securities Loaned                825
Payable Upon Return of Securities Loaned               (825)
Investment Advisory Fees Payable                       (457)
Administration Fees Payable                             (39)
Distribution Fees Payable                               (50)
Custodian Fees Payable                                   (2)
Other Assets and Liabilities                          1,373
                                                   --------
Total Other Assets and Liabilities, Net                 825
                                                   --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 63,541,022 outstanding shares
   of beneficial interest                           775,320
Paid in Capital -- Investor  Shares
   (unlimited authorization -- no par value)
   based on 6,783,276 outstanding shares
   of beneficial interest                            87,652
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 5,101,379 outstanding shares
   of beneficial interest                            95,994
Undistributed net investment income                   2,035
Accumulated net realized loss on investments       (214,353)
Net unrealized depreciation on investments          (23,527)
                                                   --------
Total Net Assets (100.0%)                          $723,121
                                                   ========

--------------------------------------------------------------------------------

                                                      VALUE
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                    $9.60
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares                 $9.57
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($9.57 / 96.25%)                   $9.94
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                 $9.47
                                                   ========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
        FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



VANTAGE FUND
--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (79.2%)
BASIC MATERIALS (4.2%)
   Alcan                                3,000       $    95
   E.I. du Pont de Nemours              1,500            67
   International Paper                  3,500           137
   Lyondell Chemical                    4,200            60
                                                    -------
                                                        359
                                                    -------
CAPITAL GOODS (9.5%)
   Applied Materials*                   6,000           102
   General Dynamics                     2,000           163
   Ingersoll-Rand, Cl A                 2,700           125
   ITT Industries                       2,800           169
   PPG Industries                       2,500           125
   Textron                              3,000           129
                                                    -------
                                                        813
                                                    -------
COMMUNICATION SERVICES (3.8%)
   Comcast, Cl A*                       4,853           114
   SBC Communications                   4,173           119
   Verizon Communications               2,099            88
                                                    -------
                                                        321
                                                    -------
COMPUTER SOFTWARE (1.8%)
   BEA Systems*                         6,000            66
   Oracle*                              7,000            85
                                                    -------
                                                        151
                                                    -------
CONSUMER CYCLICALS (6.2%)
   Gap                                  4,500            72
   Jones Apparel Group*                 2,500            92
   Men's Wearhouse*                     5,000            95
   Office Depot*                        6,500           115
   Starwood Hotels &
     Resorts Worldwide                  6,000           152
                                                    -------
                                                        526
                                                    -------
CONSUMER STAPLES (2.1%)
   Estee Lauder, Cl A                   2,000            54
   Hershey Foods                        2,000           129
                                                    -------
                                                        183
                                                    -------
ENERGY (6.5%)
   Anadarko Petroleum                   3,000           142
   BJ Services*                         2,600            87
   Burlington Resources                 2,200            93
   Nabors Industries*                   3,100           110
   Schlumberger                         2,800           124
                                                    -------
                                                        556
                                                    -------
FINANCE (17.7%)
   AMBAC Financial Group                2,552           160
   Bear Stearns                         2,500           160
   Berkshire Hathaway, Cl B*              100           241

--------------------------------------------------------------------------------

                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
FINANCE -- CONTINUED
   Citigroup                            3,000       $   117
   Marsh & McLennan+                    4,900           231
   Merrill Lynch                        5,000           218
   Morgan Stanley                       3,400           154
   PMI Group                            1,300            42
   T Rowe Price Group+                  6,100           185
                                                    -------
                                                      1,508
                                                    -------
HEALTH CARE (3.2%)
   King Pharmaceuticals*+               9,500           180
   Shire Pharmaceuticals ADR*           1,297            27
   WellChoice*                          2,600            67
                                                    -------
                                                        274
                                                    -------
SEMICONDUCTORS (5.1%)
   Intel                                6,000           125
   Micron Technology*                   6,000            95
   STMicroelectronics+                  8,500           216
                                                    -------
                                                        436
                                                    -------
SERVICES (2.8%)
   Cendant*                             5,000            63
   Manpower                             2,500            93
   Robert Half International*           4,500            88
                                                    -------
                                                        244
                                                    -------
TECHNOLOGY (7.8%)
   Amdocs*                              4,500            52
   Hewlett-Packard+                     8,000           156
   International Business Machines+     1,432           125
   Microsoft*                           5,725           331
                                                    -------
                                                        664
                                                    -------
TRANSPORTATION (8.5%)
   Airtran Holdings*                   10,000            39
   Canadian Pacific Railway*            6,000           122
   Delta Air Lines                     10,000           135
   JB Hunt Transport Services*          4,000           110
   Norfolk Southern                     5,000            99
   Union Pacific                        2,000           116
   Yellow*                              3,500           104
                                                    -------
                                                        725
                                                    -------
Total Common Stock
     (Cost $6,390)                                    6,760
                                                    -------
EXCHANGE TRADED FUNDS (4.2%)
   DIAMONDS Trust Series I+             1,500           133
   SPDR Trust Series 1+                 2,400           225
                                                    -------
                                                        358
                                                    -------
Total Exchange Traded Funds
     (Cost $347)                                        358
                                                    -------

--------------------------------------------------------------------------------
                                                                     UNAUDITED)




--------------------------------------------------------------------------------
                                  SHARES/FACE
                                 AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (14.0%)
   USB Warburg
     1.320%, dated 11/29/02, matures
     12/02/02, repurchase price $1,197,580
     (collateralized by U.S. Treasury
     Obligation: total market value
     $1,225,080) (C)                   $1,197       $ 1,197
                                                    -------

Total Repurchase Agreement
     (Cost $1,197)                                    1,197
                                                    -------
Total Investments (97.4%)
   (Cost $7,934)                                    $ 8,315
                                                    =======
SECURITIES SOLD SHORT (-11.8%)
CONSUMER CYCLICALS (-6.9%)
   Bed Bath & Beyond*                  (2,500)          (87)
   Blockbuster, Cl A                  (10,500)         (228)
   Gillette                            (5,000)         (152)
   Ionics*                             (5,500)         (124)
                                                    -------
                                                       (591)
                                                    -------
CONSUMER STAPLES (-4.9%)
   PepsiCo                             (2,000)          (85)
   W.M. Wrigley Jr.                    (3,000)         (161)
   Whole Foods Market*                 (3,300)         (175)
                                                    -------
                                                       (421)
                                                    -------
Total Securities Sold Short
     (Proceeds $-962)                               $(1,012)
                                                    =======
Percentages based on Net Assets of $8,539,317.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
       FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 42.

--------------------------------------------------------------------------------


                          KEY TO ABBREVIATIONS USED IN
                        THE STATEMENTS OF NET ASSETS AND
                            SCHEDULES OF INVESTMENTS

ADR     American Depositary Receipt

Cl      Class

CV      Convertible Security

FHLB    Federal Home Loan Bank

FHLMC   Federal Home Loan Mortgage Corporation

FNMA    Federal National Mortgage Association

GNMA    Government National Mortgage Association

LP      Limited Partnership

MTN     Medium Term Note

RNC     Risparmio Non-Convertible

Ser     Series

*       Non-income producing security

+       All or a portion of this security is held as collateral for short sales.

++ These rights represent a potential distribution settlement in a legal claim and do not have a strike price or expiration date. (A) Zero Coupon Bond. The rate reported is the effective yield at time of purchase.

(B) Security is fair valued by The Board of Trustees. (C) Tri-Party Repurchase Agreement

(D) This security or a partial position of this security is on loan at November 30, 2002 (see Note 10 in the Notes to Financial Statements). The total value of securities on loan at November 30, 2002 was $10,305,246, $20,154,811,$2,318,960, $7,650,152, $2,863,544,
        $14,835,184, $37,039,872, $1,053,588, and $823,100 for the Balanced
        Fund, Capital Appreciation Fund, Information and Technology Fund, Mid-Cap Equity Fund, Mid Cap Value Equity Fund, Small Cap Value Equity Fund, Small Cap Growth Stock Fund, Tax Sensitive Growth Stock Fund and the Value Income Stock Fund, respectively.

(1) The Flex Shares have a contingent deferred sales charge. For a description of a possible sales charge, see Note 2 in the Notes to Financial Statements.

(2)     Affiliated investments

Amounts designated as "--" are either $0 or have been rounded to $0.

STATEMENTS OF ASSETS AND LIABILITIES (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS NOVEMBER 30, 2002                                                                               (UNAUDITED)


                                                                                          -----------  ------------    -------
                                                                                          INFORMATION
                                                                                              AND       SMALL CAP
                                                                                          TECHNOLOGY   GROWTH STOCK    VANTAGE
                                                                                             FUND         FUND           FUND
                                                                                          -----------  ------------    -------
Assets:
   Investments at Market Value (Cost $20,418, $524,686 and $7,934, respectively) ........   $25,153      $541,172       $8,315
   Receivable for Investment Securities Sold ............................................        --         3,572        1,523
   Deposits with Brokers for Securities Sold Short ......................................        --            --        1,009
   Receivable for Paid in Capital Shares Purchased ......................................         4           451           --
   Other Assets .........................................................................         1            15           --
   Collateral Received on Securities Loaned .............................................     2,465        38,892           --
   Accrued Income .......................................................................         8            67            9
                                                                                            -------      --------      -------
   Total Assets .........................................................................    27,631       584,169       10,856
                                                                                            -------      --------      -------
Liabilities:
   Payable to Custodian .................................................................       760            --           --
   Payable Upon Return of Securities Loaned .............................................     2,465        38,892           --
   Securities Sold Short at Value (Proceeds $-962) ......................................        --            --        1,012
   Payable for Investment Securities Purchased ..........................................         1         4,140        1,290
   Payable for Paid in Capital Shares Redeemed ..........................................        32           221           --
   Investment Advisory Fees Payable .....................................................         1            29           10
   Distribution Fees Payable ............................................................         1            19           --
   Custodian Fees Payable ...............................................................        --             1           --
   Accrued Expenses .....................................................................        32           537            5
                                                                                            -------      --------      -------
   Total Liabilities ....................................................................     3,292        43,839        2,317
                                                                                            -------      --------      -------
   Total Net Assets .....................................................................   $24,339      $540,330      $ 8,539
                                                                                            =======      ========      =======
Net Assets:
   Paid in Capital-- Trust Shares (unlimited authorization -- no par value)
     based on 2,633,217, 34,139,161 and 825,594, outstanding shares of
     beneficial interest, respectively ..................................................   $81,298      $524,444       $8,502
   Paid in Capital -- Investor Shares (unlimited authorization -- no par value)
     based on 1,332,428 outstanding shares of beneficial interest .......................        --        17,723           --
   Paid in Capital -- Flex Shares (unlimited authorization -- no par value)
     based on 1,152,161, 1,741,766 and 117,288 outstanding shares of
     beneficial interest, respectively ..................................................    27,965        29,498        1,158
   Accumulated net investment loss ......................................................      (150)       (2,436)         (38)
   Accumulated net realized loss on investments .........................................   (89,509)      (45,385)      (1,414)
   Net unrealized appreciation on investments ...........................................     4,735        16,486          331
                                                                                            -------      --------      -------
   Total Net Assets .....................................................................   $24,339      $540,330       $8,539
                                                                                            =======      ========      =======
Net Asset Value, Offering and Redemption Price Per Share -- Trust Shares ................     $6.49        $14.55        $9.06
                                                                                            =======      ========      =======
Net Asset Value and Redemption Price Per Share -- Investor Shares .......................        --        $14.40           --
                                                                                            =======      ========      =======
Maximum Offering Price Per Share -- Investor Shares ($14.40 / 96.25%) ...................        --        $14.96           --
                                                                                            =======      ========      =======
Net Asset Value, Offering and Redemption Price Per Share -- Flex Shares (1) .............     $6.29        $13.93        $9.02
                                                                                            =======      ========      =======

(1) The Flex Shares have a contingent deferred sales charge. For a description of a possible sales charge, see Note 2 in the Notes to Financial Statements.

      Amounts designated as "--" are either $0 or have been rounded to $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002                                                          (Unaudited)

                                                                              CAPITAL        GROWTH AND    INFORMATION AND
                                                              BALANCED      APPRECIATION      INCOME         TECHNOLOGY
                                                                FUND            FUND            FUND           FUND
                                                              --------       -----------     ---------     --------------
Income
   Dividend Income* .......................................   $    621       $   5,148       $   7,368       $    42
   Interest Income ........................................      3,349             169              55            10
   Income from Securities Lending .........................          4               2              --             1
   Less: Foreign Taxes Withheld ...........................         (1)            (13)             --            (3)
                                                              --------       ---------       ---------       -------
   Total Income ...........................................      3,973           5,306           7,423            50
                                                              --------       ---------       ---------       -------
Expenses:
   Investment Advisory Fees ...............................      1,427           7,385           3,333           146
   Administrator Fees .....................................        103             442             255             9
   Transfer Agent Fees -- Trust Shares ....................          9              10               9             6
   Transfer Agent Fees -- Investor Shares .................         10              60              23            --
   Transfer Agent Fees -- Flex Shares .....................         46              94              79            25
   Transfer Agent Out of Pocket Expenses and
     Shareholder Servicing Fees ...........................          8              35              20            --
   Printing Expenses ......................................          4              19              11             1
   Custody Fees ...........................................          3              13               7            --
   Professional Fees ......................................          5              23              13             1
   Trustee Fees ...........................................          2               6               3            --
   Registration Fees ......................................          5              20              12             1
   Distribution Fees -- Investor Shares ...................         11             482              40            --
   Distribution Fees -- Flex Shares .......................        334             468             388            36
   Insurance and Other Fees ...............................          3              16               6            --
                                                              --------       ---------       ---------       -------
   Total Expenses .........................................      1,970           9,073           4,199           225
                                                              --------       ---------       ---------       -------
   Less:
     Investment Advisory Fees Waived ......................        (42)           (128)             --            --
     Distribution Fees Waived/Reimbursed by
       Distributor -- Investor Shares .....................         (8)            (74)            (33)           --
     Distribution Fees Waived -- Flex Shares ..............        (19)            (33)           (102)          (25)
                                                              --------       ---------       ---------       -------
   Net Expenses ...........................................      1,901           8,838           4,064           200
                                                              --------       ---------       ---------       -------
   Net Investment Income (Loss) ...........................      2,072          (3,532)          3,359          (150)
                                                              --------       ---------       ---------       -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Loss on Securities Sold* ..................    (15,991)       (110,836)        (63,807)      (14,905)
   Net Realized Gain on Foreign Currency Transactions .....         --              --              --            --
   Net Change in Unrealized Appreciation on Forward
     Foreign Currency Contracts, Foreign Currencies,
     and Translation of Other Assets and Liabilities
     Denominated in Foreign Currencies ....................         --              --              --            --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments* ......................................    (2,512)         (69,495)        (59,846)        5,983
                                                              --------       ---------       ---------       -------
   Total Net Realized and Unrealized Loss on Investments ..    (18,503)       (180,331)       (123,653)       (8,922)
                                                              --------       ---------       ---------       -------
   Net Decrease in Net Assets from Operations .............   $(16,431)      $(183,863)      $(120,294)      $(9,072)
                                                              ========       =========       =========       =======

                                                               INTERNATIONAL     INTERNATIONAL     LIFE VISION
                                                                  EQUITY            EQUITY       AGGRESSIVE GROWTH
                                                                  FUND            INDEX FUND          FUND
                                                               -------------     -------------   -----------------
Income
   Dividend Income* .......................................      $  2,249        $  2,141           $    64
   Interest Income ........................................            29              --                --
   Income from Securities Lending .........................            --              --                --
   Less: Foreign Taxes Withheld ...........................          (249)           (179)               --
                                                                 --------        --------           -------
   Total Income ...........................................         2,029           1,962                64
                                                                 --------        --------           -------
Expenses:
   Investment Advisory Fees ...............................         1,467           1,158                35
   Administrator Fees .....................................            81              89                10
   Transfer Agent Fees -- Trust Shares ....................             9               9                 9
   Transfer Agent Fees -- Investor Shares .................            12               8                --
   Transfer Agent Fees -- Flex Shares .....................            16              11                --
   Transfer Agent Out of Pocket Expenses and
     Shareholder Servicing Fees ...........................             6               7                 1
   Printing Expenses ......................................             4               4                --
   Custody Fees ...........................................           133             170                --
   Professional Fees ......................................             4               4                 1
   Trustee Fees ...........................................             1               1                --
   Registration Fees ......................................             4               4                 1
   Distribution Fees -- Investor Shares ...................             8               6                --
   Distribution Fees -- Flex Shares .......................            28              15                --
   Insurance and Other Fees ...............................            --              --                 1
                                                                 --------        --------           -------
   Total Expenses .........................................         1,773           1,486                58
                                                                 --------        --------           -------
   Less:
     Investment Advisory Fees Waived ......................            --            (110)              (22)
     Distribution Fees Waived/Reimbursed by
       Distributor -- Investor Shares .....................           (11)             (7)               --
     Distribution Fees Waived -- Flex Shares ..............           (14)             (9)               --
                                                                 --------        --------           -------
   Net Expenses ...........................................         1,748           1,360                36
                                                                 --------        --------           -------
   Net Investment Income (Loss) ...........................           281             602                28
                                                                 --------        --------           -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Loss on Securities Sold* ..................       (24,715)         (8,410)           (1,017)
   Net Realized Gain on Foreign Currency Transactions .....           368             277                --
   Net Change in Unrealized Appreciation on Forward
     Foreign Currency Contracts, Foreign Currencies,
     and Translation of Other Assets and Liabilities
     Denominated in Foreign Currencies ....................            73              26                --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments* ......................................       (23,298)        (41,243)           (3,442)
                                                                 --------        --------           -------
   Total Net Realized and Unrealized Loss on Investments ..       (47,572)        (49,350)           (4,459)
                                                                 --------        --------           -------
   Net Decrease in Net Assets from Operations .............      $(47,291)       $(48,748)          $(4,431)
                                                                 ========        ========           =======

* Dividend Income, net realized gain (loss) on securities sold and net change in unrealized appreciation (depreciation) on investments for the Life Vision Funds are primarily attributable to the underlying investments in affiliated investment companies.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44 & 45

STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002                                                          (Unaudited)

                                                    LIFE VISION      LIFE VISION     MID-CAP     MID CAP      SMALL CAP
                                                 GROWTH AND INCOME    MODERATE       EQUITY    VALUE EQUITY  GROWTH STOCK
                                                       FUND          GROWTH FUND      FUND        FUND           FUND
                                                 -----------------   -----------    --------   ------------  ------------
Income:
   Dividend Income*                                $    498           $   826       $    487     $  1,080      $     995
   Interest Income ................................      --                --             43           17             34
   Income from Securities Lending .................      --                --              3           --             10
   Less: Foreign Tax Withheld .....................      --                --             (1)         (12)            (6)
                                                    -------           -------       --------     --------      ---------
   Total Income ...................................     498               826            532        1,085          1,033
                                                    -------           -------       --------     --------      ---------
Expenses
   Investment Advisory Fees .......................      83               105            919          787          3,051
   Administrator Fees .............................      23                29             55           43            183
   Transfer Agent Fees -- Trust Shares ............       9                 9              9            8             12
   Transfer Agent Fees -- Investor Shares .........      --                --             12           --             18
   Transfer Agent Fees -- Flex Shares .............      --                --             21           12             26
   Transfer Agent Out of Pocket Expenses
     and Shareholder Servicing Fees ...............       2                 2              4            4             14
   Printing Expenses ..............................       1                 1              2            2              8
   Custody Fees ...................................       1                 1              1            1              5
   Professional Fees ..............................       1                 1              3            2             10
   Trustee Fees ...................................      --                --              1            1              3
   Registration Fees                                      1                 2              2            3              9
   Distribution Fees -- Investor Shares ...........      --                --             21           --             49
   Distribution Fees -- Flex Shares ...............      --                --             59           24            121
   Dividends on Securities Sold Short .............      --                --             --           --             --
   Insurance and Other Fees .......................       2                 1             --            1              8
                                                    -------           -------       --------     --------      ---------
   Total Expenses .................................     123               151          1,109          888          3,517
                                                    -------           -------       --------     --------      ---------
   Less:
     Investment Advisory Fees Waived ..............     (40)              (46)           (20)         (63)            --
     Distribution Fees Waived -- Investor Shares ..      --                --            (10)          --            (31)
     Distribution Fees Waived/Reimbursed by
       Distributor -- Flex Shares .................      --                --            (17)         (20)           (17)
                                                    -------           -------       --------     --------      ---------
   Net Expenses ...................................      83               105          1,062          805          3,469
                                                    -------           -------       --------     --------      ---------
   Net Investment Income (Loss) ...................     415               721           (530)         280         (2,436)
                                                    -------           -------       --------     --------      ---------
Net Realized and Unrealized Loss on Investments:
   Net Realized Gain (Loss) on Securities Sold* ...  (1,468)             (627)       (15,890)     (24,474)       (48,470)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments* ..............  (6,359)            5,848)        (9,416)     (13,497)       (51,846)
                                                    -------           -------       --------     --------      ---------
   Total Net Realized and Unrealized Loss
       on Investments .............................  (7,827)           (6,475)       (25,306)     (37,971)      (100,316)
                                                    -------           -------       --------     --------      ---------
   Net Decrease in Net Assets from Operations ..... $(7,412)          $(5,754)      $(25,836)    $(37,691)     $(102,752)
                                                    =======           =======       ========     ========      =========


                                                    SMALL CAP     TAX SENSITIVE     VALUE
                                                   VALUE EQUITY    GROWTH STOCK  INCOME STOCK   VANTAGE
                                                      FUND            FUND           FUND        FUND
                                                   ------------   -------------  ------------  --------
Income:
   Dividend Income*                                 $  4,561      $  2,175       $   8,372       $  39
   Interest Income ..............................        147            43             497          32
   Income from Securities Lending ...............          2            --              --          --
   Less: Foreign Tax Withheld ...................        (82)           (4)            (27)         --
                                                    --------      --------       ---------       -----
   Total Income .................................      4,628         2,214           8,842          71
                                                    --------      --------       ---------       -----
Expenses
   Investment Advisory Fees .....................      3,161         1,935           2,816          75
   Administrator Fees ...........................        189           116             242           3
   Transfer Agent Fees -- Trust Shares ..........          9             8              10           8
   Transfer Agent Fees -- Investor Shares .......         --            --              34          --
   Transfer Agent Fees -- Flex Shares ...........         39           108              49           7
   Transfer Agent Out of Pocket Expenses
     and Shareholder Servicing Fees .............         15             9              19          --
   Printing Expenses ............................          8             5              10          --
   Custody Fees .................................          5             3               7          --
   Professional Fees ............................         10             6              13          --
   Trustee Fees .................................          3             2               4          --
   Registration Fees                                       9             5              11          --
   Distribution Fees-- Investor Shares ..........         --            --             106          --
   Distribution Fees-- Flex Shares ..............        151           661             244           5
   Dividends on Securities Sold Short ...........         --            --              --          23
   Insurance and Other Fees .....................         16            --               6          --
                                                    --------      --------       ---------       -----
   Total Expenses ...............................      3,615         2,858           3,571         121
                                                    --------      --------       ---------       -----
   Less:
     Investment Advisory Fees Waived ............         --            --              --          (4)
     Distribution Fees Waived -- Investor Shares          --            --             (14)         --
     Distribution Fees Waived/Reimbursed by
       Distributor -- Flex Shares ...............        (28)          (59)            (17)         (8)
                                                    --------      --------       ---------       -----
   Net Expenses .................................      3,587         2,799           3,540         109
                                                    --------      --------       ---------       -----
   Net Investment Income (Loss) .................      1,041          (585)          5,302         (38)
                                                    --------      --------       ---------       -----
Net Realized and Unrealized Loss on Investments:
   Net Realized Gain (Loss) on Securities Sold* .     17,288       (41,018)        (28,091)       (993)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments* ............    (89,158)      (12,456)        (80,200)        399
                                                    --------      --------       ---------       -----
   Total Net Realized and Unrealized Loss
       on Investments ...........................    (71,870)      (53,474)       (108,291)       (594)
                                                    --------      --------       ---------       -----
   Net Decrease in Net Assets from Operations ...   $(70,829)     $(54,059)      $(102,989)      $(632)
                                                    ========      ========       =========       =====

* Dividend Income, net realized gain (loss) on securities sold and net change in unrealized appreciation (depreciation) on investments for the Life Vision Funds are primarily attributable to the underlying investments in affiliated investment companies.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



46 & 47

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002  (UNAUDITED) AND THE YEAR ENDED MAY 31, 2002



                                                                                              CAPITAL
                                                                BALANCED FUND             APPRECIATION FUND
                                                           ------------------------   ------------------------
                                                           06/01/02-      06/01/01-    06/01/02-     06/01/01-
                                                           11/30/02       05/31/02     11/30/02      05/31/02
                                                           ---------      ---------    ---------     ---------
Operations:
  Net Investment Income (Loss) .......................... $  2,072       $  4,563    $   (3,532)   $  (10,142)
  Net Realized Gain (Loss) on Securities Sold ...........  (15,991)         2,199      (110,836)         (143)
  Net Realized Gain on Foreign Currency Transactions ....       --             --            --            --
  Net Change in Unrealized Appreciation on Forward
    Foreign Currency Contracts, Foreign Currencies,
    and Translation of Other Assets andLiabilities
    Denominated in Foreign Currencies ...................       --             --            --            --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ......................................   (2,512)       (17,949)      (69,495)     (165,813)
                                                          --------       --------    ----------    ----------
  Decrease in Net Assets from Operations ................  (16,431)       (11,187)     (183,863)     (176,098)
                                                          --------       --------    ----------    ----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ........................................   (2,223)        (4,065)           --            --
    Investor Shares .....................................      (67)          (129)           --            --
    Flex Shares .........................................     (296)          (591)           --            --
  Capital Gains:
    Trust Shares ........................................       --         (5,781)           --       (10,431)
    Investor Shares .....................................       --           (213)           --        (1,696)
    Flex Shares .........................................       --         (1,844)           --        (1,028)
                                                          --------       --------    ----------    ----------
  Total Distributions ...................................   (2,586)       (12,623)           --       (13,155)
                                                          --------       --------    ----------    ----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .........................   30,371         92,218       134,000       545,325
    Reinvestment of Cash Distributions ..................    2,135          9,625            --         8,702
    Cost of Shares Repurchased ..........................  (56,294)       (52,097)     (139,784)     (378,030)
                                                          --------       --------    ----------    ----------
Increase (Decrease) in Net Assets From Trust Share
  Transactions ..........................................  (23,788)        49,746        (5,784)      175,997
                                                          --------       --------    ----------    ----------
  Investor Shares:
    Proceeds from Shares Issued .........................      335          2,760        12,315         9,448
    Reinvestment of Cash Distributions ..................       66            338            --         1,668
    Cost of Shares Repurchased ..........................     (978)        (1,259)      (13,424)      (25,945)
                                                          --------       --------    ----------    ----------
Increase (Decrease) in Net Assets From Investor Share
  Transactions ..........................................     (577)         1,839        (1,109)      (14,829)
                                                          --------       --------    ----------    ----------
  Flex Shares:
    Proceeds from Shares Issued .........................    6,996         26,377        10,586        38,048
    Reinvestment of Cash Distributions ..................      280          2,319            --         1,003
    Cost of Shares Repurchased ..........................  (12,735)       (15,941)      (15,699)      (25,421)
                                                          --------       --------    ----------    ----------
Increase (Decrease) in Net Assets From Flex Share
  Transactions ..........................................   (5,459)        12,755        (5,113)       13,630
                                                          --------       --------    ----------    ----------
    Increase (Decrease) in Net Assets From Share
      Transactions ......................................  (29,824)        64,340       (12,006)      174,798
                                                          --------       --------    ----------    ----------
      Total Increase (Decrease) in Net Assets ...........  (48,841)        40,530      (195,869)      (14,455)
                                                          --------       --------    ----------    ----------
Net Assets:
    Beginning of Period .................................  325,504        284,974     1,478,523     1,492,978
                                                          --------       --------    ----------    ----------
    End of Period ....................................... $276,663       $325,504    $1,282,654    $1,478,523
                                                          ========       ========    ==========    ==========

(1) See Note 8 in the Notes to Financial Statements for additional information. Amounts designated as "--" are either $0 or have been rounded to $0.

48

--------------------------------------------------------------------------------

                                                                                                                 INTERNATIONAL
                                                               GROWTH AND       INFORMATION AND TECHNOLOGY          EQUITY
                                                               INCOME FUND                FUND                       FUND
                                                          --------------------- --------------------------- ------------------------
                                                          06/01/02-   06/01/01-   06/01/02-    06/01/01-     06/01/02-    06/01/01-
                                                          11/30/02    05/31/02    11/30/02     05/31/02      11/30/02     05/31/02
                                                          ---------   ---------   ---------   ----------     ---------    ---------
Operations:
  Net Investment Income (Loss) .......................... $  3,359    $  4,992    $   (150)      $  (810)    $    281      $    785
  Net Realized Gain (Loss) on Securities Sold ...........  (63,807)     (2,065)    (14,905)      (34,411)     (24,715)      (31,939)
  Net Realized Gain on Foreign Currency Transactions ....       --          --          --            --          368            48
  Net Change in Unrealized Appreciation on Forward
    Foreign Currency Contracts, Foreign Currencies,
    and Translation of Other Assets andLiabilities
    Denominated in Foreign Currencies ...................       --          --          --            --           73           151
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ......................................  (59,846)    (81,292)      5,983        (3,329)     (23,298)       12,345
                                                          --------     -------    --------     ---------     --------      --------
  Decrease in Net Assets from Operations ................ (120,294)    (78,365)     (9,072)      (38,550)     (47,291)      (18,610)
                                                          --------     -------    --------     ---------     --------      --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ........................................   (2,859)     (4,300)         --            --           --            --
    Investor Shares .....................................     (109)       (135)         --            --           --            --
    Flex Shares .........................................      (25)         --          --            --           --            --
  Capital Gains:
    Trust Shares ........................................       --          --          --            --           --            --
    Investor Shares .....................................       --          --          --            --           --            --
    Flex Shares .........................................       --          --          --            --           --            --
                                                          --------    --------    --------     ---------     --------      --------
  Total Distributions ...................................   (2,993)     (4,435)         --            --           --            --
                                                          --------    --------    --------     ---------     --------      --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .........................   52,737     153,837       2,468        12,552       52,360       122,777
    Reinvestment of Cash Distributions ..................    1,052       1,608          --            --           --            --
    Cost of Shares Repurchased .......................... (123,409)   (158,642)    (10,665)      (37,401)     (60,245)      (59,774)
                                                          --------    --------    --------     ---------     --------      --------
Increase (Decrease) in Net Assets From Trust Share
  Transactions ..........................................  (69,620)     (3,197)     (8,197)      (24,849)      (7,885)       63,003
                                                          --------    --------    --------     ---------     --------      --------
  Investor Shares:
    Proceeds from Shares Issued .........................    5,077       7,129          --            --        1,797       204,662
    Reinvestment of Cash Distributions ..................      100         122          --            --           --            --
    Cost of Shares Repurchased ..........................   (4,631)     (7,307)         --            --         (990)     (207,235)
                                                          --------    --------    --------     ---------     --------      --------
Increase (Decrease) in Net Assets From Investor Share
  Transactions ..........................................      546         (56)         --            --          807        (2,573)
                                                          --------    --------    --------     ---------     --------      --------
  Flex Shares:
    Proceeds from Shares Issued .........................    8,308      40,844         301         2,266        2,685         7,548
    Reinvestment of Cash Distributions ..................       24          --          --            --           --            --
    Cost of Shares Repurchased ..........................  (14,718)    (16,988)     (1,612)       (5,097)      (2,755)       (7,940)
                                                          --------    --------    --------     ---------     --------      --------
Increase (Decrease) in Net Assets From Flex Share
  Transactions ..........................................   (6,386)     23,856      (1,311)       (2,831)         (70)         (392)
                                                          --------    --------    --------     ---------     --------      --------
    Increase (Decrease) in Net Assets From Share
      Transactions ......................................  (75,460)     20,603      (9,508)      (27,680)      (7,148)       60,038
                                                          --------    --------    --------     ---------     --------      --------
      Total Increase (Decrease) in Net Assets ........... (198,747)    (62,197)    (18,580)      (66,230)     (54,439)       41,428
                                                          --------    --------    --------     ---------     --------      --------
Net Assets:
    Beginning of Period .................................  924,017     986,214      42,919       109,149       64,830       223,402
                                                          --------    --------    --------     ---------     --------      --------
    End of Period ....................................... $725,270    $924,017    $ 24,339     $  42,919     $210,391      $264,830
                                                          ========    ========    ========     =========     ========      ========

(1) See Note 8 in the Notes to Financial Statements for additional information. Amounts designated as "--" are either $0 or have been rounded to $0.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002  (UNAUDITED) AND THE YEAR ENDED MAY 31, 2002

                                                                         INTERNATIONAL                LIFE VISION
                                                                            EQUITY                    AGGRESSIVE
                                                                          INDEX FUND                  GROWTH FUND
                                                                  ------------------------     ---------------------
                                                                   06/01/02-     06/01/01-      06/01/02-   06/01/01-
                                                                   11/30/02      05/31/02       11/30/02    05/31/02
                                                                  ----------    ----------     ----------  ----------
Operations:
  Net Investment Income (Loss)* ................................. $    602       $  1,447       $    28    $     47
  Capital Gain Received from Investments ........................       --             --            --          80
  Net Realized Loss on Securities Sold* .........................   (8,410)       (36,218)       (1,017)     (1,052)
  Net Realized Gain (Loss) on Foreign Currency Transactions .....      277           (321)           --          --
  Net Change in Unrealized Appreciation on Forward Foreign
    Currency Contracts, Foreign Currencies, and Translation
    of Other Assets and Liabilities Denominated in
    Foreign Currency ............................................       26             61            --          --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments* .............................................  (41,243)         8,423        (3,442)       (863)
                                                                  --------       --------       -------     -------
  Decrease in Net Assets from Operations                           (48,748)       (26,608)       (4,431)     (1,788)
                                                                  --------       --------       -------     -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ................................................       --           (767)          (30)        (57)
    Investor Shares .............................................       --            (11)           --          --
                                                                  --------       --------       -------     -------
  Total Distributions ...........................................       --           (778)          (30)        (57)
                                                                  --------       --------       -------     -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .................................   35,218        134,438         2,267      19,227
    Reinvestment of Cash Distributions ..........................       --            767            30          57
    Cost of Shares Repurchased ..................................  (35,685)       (57,264)       (4,721)     (6,977)
                                                                  --------       --------       -------     -------
Increase (Decrease) in Net Assets From Trust Share
  Transactions ..................................................     (467)        77,941        (2,424)     12,307
                                                                  --------       --------       -------     -------
  Investor Shares:
    Proceeds from Shares Issued .................................    3,631        129,643            --          --
    Reinvestment of Cash Distributions ..........................       --             11            --          --
    Cost of Shares Repurchased ..................................   (2,271)      (130,086)           --          --
                                                                  --------       --------       -------     -------
Increase (Decrease) in Net Assets From Investor Share
  Transactions ..................................................    1,360           (432)           --          --
                                                                  --------       --------       -------     -------
  Flex Shares:
    Proceeds from Shares Issued .................................    1,816          7,290            --          --
    Reinvestment of Cash Distributions ..........................       --             --            --          --
    Cost of Shares Repurchased ..................................   (2,028)        (7,786)           --          --
                                                                  --------       --------       -------     -------
Increase (Decrease) in Net Assets From Flex Share
  Transactions ..................................................     (212)          (496)           --          --
                                                                  --------       --------       -------     -------
    Increase (Decrease) in Net Assets From Share
       Transactions .............................................      681         77,013        (2,424)     12,307
                                                                  --------       --------       -------     -------
       Total Increase (Decrease) in Net Assets ..................  (48,067)        49,627        (6,885)     10,462
                                                                  --------       --------       -------     -------
Net Assets:
    Beginning of Period .........................................  294,671        245,044        34,398      23,936
                                                                  --------       --------       -------     -------
    End of Period ............................................... $246,604       $294,671       $27,513     $34,398
                                                                  ========       ========       =======     =======

* Net investment income (loss), net realized gain (loss) on investments, and net change in unrealized appreciation (depreciation)
  on investments for theLife Vision Funds are primarily attributable to the underlying investments in affiliated investment companies.

(1) See Note 8 in the Notes to Financial Statements for additional information

Amounts designated as "--" are either $0 or have been rounded to $0.

50

--------------------------------------------------------------------------------

                                                                   LIFE VISION              LIFE VISION           MID-CAP EQUITY
                                                              GROWTH AND INCOME FUND   MODERATE GROWTH FUND            FUND
                                                             ----------------------- ----------------------- -----------------------
                                                              06/01/02-    06/01/01-  06/01/02-   06/01/01-   06/01/02-    06/01/01-
                                                              11/30/02     05/31/02   11/30/02    05/31/02    11/30/02     05/31/02
                                                             ----------   ---------- ----------   ---------  ----------   ----------
Operations:
  Net Investment Income (Loss)* ............................ $    415     $   639      $ 721      $ 1,488    $   (530)      $  (534)
  Capital Gain Received from Investments ...................       --          73         --          150          --            --
  Net Realized Loss on Investments* ........................   (1,468)     (2,267)      (627)      (4,949)    (15,890)      (32,539)
  Net Realized Gain (Loss) on Foreign Currency Transactions        --          --        --            --          --            --
  Net Change in Unrealized Appreciation on Forward Foreign
    Currency Contracts, Foreign Currencies, and Translation
    of Other Assets and Liabilities Denominated in
    Foreign Currency .......................................       --          --         --           --          --            --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments* ........................................   (6,359)        290     (5,848)       2,662      (9,416)       10,660
                                                             --------     -------    -------      -------    --------     ---------
  Decrease in Net Assets from Operations                       (7,412)     (1,265)    (5,754)        (649)    (25,836)      (22,413)
                                                             --------     -------    --------     -------    --------     ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...........................................     (443)       (598)      (770)      (1,472)         --            --
    Investor Shares ........................................       --          --        --            --          --            --
                                                             --------     -------    -------      -------    --------     ---------
  Total Distributions ......................................     (443)       (598)      (770)      (1,472)         --            --
                                                             --------     -------    -------      -------    --------     ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ............................   12,645      53,119     22,468       36,185      94,774       254,418
    Reinvestment of Cash Distributions .....................      441         595        766        1,452          --            --
    Cost of Shares Repurchased .............................  (17,983)    (12,006)   (17,391)     (20,353)   (108,238)     (219,234)
                                                             --------     -------    -------      -------    --------     ---------
Increase (Decrease) in Net Assets From Trust Share
  Transactions .............................................   (4,897)     41,708      5,843       17,284     (13,464)       35,184
                                                             --------     -------    -------      -------    --------     ---------
  Investor Shares:
    Proceeds from Shares Issued ............................       --          --         --           --       1,971         5,382
    Reinvestment of Cash Distributions .....................       --          --         --           --          --            --
    Cost of Shares Repurchased .............................       --          --         --           --      (1,056)       (5,676)
                                                             --------     -------    -------      -------    --------     ---------
Increase (Decrease) in Net Assets From Investor Share
  Transactions .............................................       --          --         --           --         915          (294)
                                                             --------     -------    -------      -------    --------     ---------
  Flex Shares:
    Proceeds from Shares Issued ............................       --          --         --           --       1,870         6,756
    Reinvestment of Cash Distributions .....................       --          --         --           --          --            --
    Cost of Shares Repurchased .............................       --          --         --           --      (1,844)       (4,054)
                                                             --------     -------    --------      ------    --------     ---------
Increase (Decrease) in Net Assets From Flex Share
  Transactions .............................................       --          --         --           --          26         2,702
                                                             --------     -------    -------      -------    --------     ---------
    Increase (Decrease) in Net Assets From Share
       Transactions ........................................   (4,897)     41,708      5,843       17,284     (12,523)       37,592
                                                             --------     -------    -------      -------    --------     ---------
       Total Increase (Decrease) in Net Assets .............  (12,752)     39,845       (681)      15,163     (38,359)       15,179
                                                             --------     -------    -------      -------    --------     ---------
Net Assets:
    Beginning of Period ....................................   77,395      37,550     88,592       73,429     196,516       181,337
                                                             ---------    -------    -------      -------    --------     ---------
    End of Period .......................................... $ 64,643     $77,395    $87,911      $88,592    $158,157     $ 196,516
                                                             ========     =======    =======      =======    ========     =========

* Net investment income (loss), net realized gain (loss) on investments, and net change in unrealized appreciation (depreciation)
  on investments for theLife Vision Funds are primarily attributable to the underlying investments in affiliated investment companies.

(1) See Note 8 in the Notes to Financial Statements for additional information

Amounts designated as "--" are either $0 or have been rounded to $0.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002  (UNAUDITED) AND THE YEAR ENDED MAY 31, 2002


                                                         MID CAP                    SMALL CAP
                                                       VALUE EQUITY                   GROWTH                  SMALL CAP VALUE
                                                           FUND                     STOCK FUND                  EQUITY FUND
                                                 -----------------------   ------------------------    -------------------------
                                                  06/01/02-   11/30/01*-     06/01/02-    06/01/01-      06/01/02-     06/01/01-
                                                  11/30/02    05/31/02       11/30/02     05/31/02       11/30/02      05/31/02
                                                 ----------  -----------    ----------   ----------     ----------    ----------
Operations:
  Net Investment Income (Loss) ................. $    280    $    153       $ (2,436)    $ (6,319)      $  1,041      $  3,146
  Net Realized Gain (Loss) on
    Securities Sold ............................  (24,474)      2,242        (48,470)      12,904         17,288         7,370
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ..............  (13,497)      3,288        (51,846)     (43,483)       (89,158)       82,755
                                                 --------    --------       --------     --------       --------      --------
  Increase (Decrease) in Net Assets
    from Operations ............................  (37,691)      5,683       (102,752)     (36,898)       (70,829)       93,271
                                                 --------    --------       --------     --------       --------      --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...............................     (209)       (128)            --           --         (1,352)       (3,500)
    Investor Shares ............................       --          --             --           --             --           (15)
    Flex Shares ................................       --          --             --           --             --            --
  Capital Gains:
    Trust Shares ...............................       --          --             --       (2,201)            --            --
    Investor Shares ............................       --          --             --         (108)            --            --
    Flex Shares ................................       --          --             --         (106)            --            --
                                                 --------    --------       --------     --------       --------      --------
  Total Distributions ..........................     (209)       (128)            --       (2,415)        (1,352)       (3,515)
                                                 --------    --------       --------     --------       --------      --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ................   19,942     187,081         57,661      204,546         61,499       226,657
    Reinvestment of Cash Distributions .........       56          22             --        1,813            717         2,013
    Cost of Shares Repurchased .................  (54,158)    (17,706)       (60,154)     (86,510)      (116,671)     (102,960)
                                                 --------    --------       --------     --------       --------      --------
Increase (Decrease) in Net Assets
  From Trust Share Transactions                   (34,160)    169,397         (2,493)     119,849        (54,455)      125,710
 ............................................... ---------   --------       --------     --------       --------      --------
  Investor Shares:
    Proceeds from Shares Issued ................       --          --          2,789        6,448             --            --
    Reinvestment of Cash Distributions .........       --          --             --          102             --            --
    Cost of Shares Repurchased                         --          --         (4,511)      (8,754)            --            --
 ............................................... --------    --------       --------     --------       --------       -------
Decrease in Net Assets From Investor Share
  Transactions .................................       --          --         (1,722)      (2,204)            --            --
                                                 --------    --------       --------     --------       --------      --------
  Flex Shares (2):
    Proceeds from Shares Issued ................    1,828       5,565          3,051       10,866          6,732        21,029
    Reinvestment of Cash Distributions .........       --          --             --          104             --            15
    Cost of Shares Repurchased .................   (1,028)       (193)        (3,400)      (6,387)        (5,106)       (2,670)
                                                 --------    --------       --------     --------       --------      --------
Increase (Decrease) in Net Assets From
  Flex Share Transactions ......................      800       5,372           (349)       4,583          1,626        18,374
                                                 --------    --------       --------     --------       --------      --------
    Increase (Decrease) in Net Assets
      From Share Transactions ..................  (33,360)    174,769         (4,564)     122,228        (52,829)      144,084
                                                 --------    --------       --------     --------       --------      --------
      Total Increase (Decrease) in
        Net Assets .............................  (71,260)    180,324       (107,316)      82,915       (125,010)      233,840
                                                 --------    --------       --------     --------       --------      --------
Net Assets:
    Beginning of Period ........................  180,324          --        647,646      564,731        646,907       413,067
                                                 --------    --------       --------     --------       --------      --------
    End of Period .............................. $109,064    $180,324       $540,330     $647,646       $521,897      $646,907
                                                 ========    ========       ========     ========       ========      ========

                                                     TAX SENSITIVE
                                                        GROWTH                   VALUE INCOME              VANTAGE
                                                      STOCK FUND                  STOCK FUND                FUND
                                                 -----------------------     ----------------------  ----------------------
                                                  06/01/02-    06/01/01-       06/01/02-  06/01/01-   06/01/02-  11/30/01*-
                                                  11/30/02     05/31/02        11/30/02   05/31/02    11/30/02   05/31/02
                                                 ----------   ----------     ----------- ----------  ---------- -----------
Operations:
  Net Investment Income (Loss) ................. $   (585)     $ (2,575)     $  5,302    $  8,024     $   (38)   $   (28)
  Net Realized Gain (Loss) on
    Securities Sold ............................  (41,018)      (34,842)      (28,091)     18,010        (993)      (421)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments ..............  (12,456)      (45,038)      (80,200)    (60,823)        399        (68)
                                                 --------      --------      --------    --------     -------    -------
  Increase (Decrease) in Net Assets
    from Operations ............................  (54,059)      (82,455)     (102,989)    (34,789)       (632)      (517)
                                                 --------      --------      --------    --------     -------    -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...............................       --            --        (4,294)     (7,740)         --         --
    Investor Shares ............................       --            --          (331)       (629)         --         --
    Flex Shares ................................       --            --           (51)        (41)         --         --
  Capital Gains:
    Trust Shares ...............................       --            --            --          --          --         --
    Investor Shares ............................       --            --            --          --          --         --
    Flex Shares ................................       --            --            --          --          --         --
                                                 --------      --------      --------    --------     -------    -------
  Total Distributions ..........................       --            --        (4,676)     (8,410)         --         --
                                                 --------      --------      --------    --------     -------    -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ................   29,397        17,347        77,051     166,044       1,166      9,433
    Reinvestment of Cash Distributions .........       --            --         3,356       6,531          --         --
    Cost of Shares Repurchased .................  (52,311)     (181,586)      (66,824)   (155,718)     (1,915)      (158)
                                                 --------      --------      --------    --------     -------    -------
Increase (Decrease) in Net Assets
  From Trust Share Transactions                   (22,914)     (164,239)       13,583      16,857        (749)     9,275
 ............................................... --------      --------      --------    --------     -------    -------
  Investor Shares:
    Proceeds from Shares Issued ................       --            --         5,285       4,311          --         --
    Reinvestment of Cash Distributions .........       --            --           318         607          --         --
    Cost of Shares Repurchased                         --            --        (6,374)    (10,581)         --         --
 ............................................... --------      --------      --------    --------     -------    -------
Decrease in Net Assets From Investor Share
  Transactions .................................       --            --          (771)     (5,663)         --         --
                                                 --------      --------      --------    --------     -------    -------
  Flex Shares (2):
    Proceeds from Shares Issued ................    3,606        19,925         3,305       8,816         393        919
    Reinvestment of Cash Distributions .........       --            --            50          40          --         --
    Cost of Shares Repurchased .................  (28,450)      (54,358)       (6,484)    (12,069)       (149)        (1)
                                                 --------      --------      --------    --------     -------    -------
Increase (Decrease) in Net Assets From
  Flex Share Transactions ......................  (24,844)      (34,433)       (3,129)     (3,213)        244        918
                                                 --------      --------      --------    --------     -------    -------
    Increase (Decrease) in Net Assets
      From Share Transactions ..................  (47,758)     (198,672)        9,683       7,981        (505)    10,193
                                                 --------      --------      --------    --------     -------    -------
      Total Increase (Decrease) in
        Net Assets ............................. (101,817)     (281,127)      (97,982)    (35,218)     (1,137)     9,676
                                                 --------      --------      --------    --------     -------    -------
Net Assets:
    Beginning of Period ........................  412,680       693,807       821,103     856,321       9,676         --
                                                 --------      --------      --------    --------     -------    -------
    End of Period .............................. $310,863      $412,680      $723,121    $821,103     $ 8,539    $ 9,676
                                                 ========      ========      ========    ========     =======    =======

  * Commencement of Operations.
(1) See Note 8 in the Notes to Financial Statements for additional information
(2) Flex shares were offered beginning on March 11, 2002 for the Vantage Fund. Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

52 & 53

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND
THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                             NET ASSET                    NET REALIZED AND    DISTRIBUTIONS
                               VALUE,         NET         UNREALIZED GAINS      FROM NET      DISTRIBUTIONS    NET ASSET
                             BEGINNING     INVESTMENT         (LOSSES)         INVESTMENT     FROM REALIZED   VALUE, END    TOTAL
                             OF PERIOD    INCOME (LOSS)    ON INVESTMENTS        INCOME       CAPITAL GAINS    OF PERIOD   RETURN+
                             ----------   -------------   -----------------   -------------   -------------   ----------   --------
BALANCED FUND
Trust Shares
           2002*              $12.18        $ 0.12            $(0.71)            $(0.11)          $   --        $11.48      (4.81)%
           2002                13.18          0.23             (0.65)             (0.24)           (0.34)        12.18      (3.29)
           2001                13.37          0.30              0.12              (0.31)           (0.30)        13.18       3.24
           2000                13.26          0.32              0.33              (0.30)           (0.24)        13.37       5.02
           1999                13.09          0.28              1.09              (0.28)           (0.92)        13.26      10.98
           1998                11.94          0.31              2.19              (0.32)           (1.03)        13.09      22.15
Investor Shares
           2002*              $12.24        $ 0.10            $(0.71)            $(0.10)          $   --        $11.53      (5.03)%
           2002                13.24          0.18             (0.64)             (0.20)           (0.34)        12.24      (3.57)
           2001                13.43          0.27              0.11              (0.27)           (0.30)        13.24       2.91
           2000                13.32          0.29              0.31              (0.25)           (0.24)        13.43       4.66
           1999                13.14          0.24              1.10              (0.24)           (0.92)        13.32      10.70
           1998                11.99          0.28              2.19              (0.29)           (1.03)        13.14      21.72
Flex Shares
           2002*              $12.07        $ 0.05            $(0.69)            $(0.05)          $   --        $11.38      (5.31)%
           2002                13.07          0.10             (0.65)             (0.11)           (0.34)        12.07      (4.33)
           2001                13.27          0.16              0.11              (0.17)           (0.30)        13.07       2.11
           2000                13.17          0.17              0.33              (0.16)           (0.24)        13.27       3.88
           1999                13.02          0.16              1.07              (0.16)           (0.92)        13.17       9.84
           1998                11.90          0.20              2.16              (0.21)           (1.03)        13.02      20.85
CAPITAL APPRECIATION FUND
Trust Shares
           2002*(2)           $12.24        $(0.02)           $(1.49)            $   --           $   --        $10.73     (12.34)%
           2002                13.89            --             (1.53)                --            (0.12)        12.24     (11.06)
           2001                17.12         (0.05)            (0.38)                --            (2.80)        13.89      (3.74)
           2000                16.62          0.02              1.40                 --            (0.92)        17.12       8.98
           1999                16.48          0.05              2.70              (0.06)           (2.55)        16.62      17.83
           1998                15.09          0.09              3.96              (0.09)           (2.57)        16.48      29.51
Investor Shares
           2002*(2)           $11.89        $(0.05)           $(1.45)            $   --           $   --        $10.39     (12.62)%
           2002                13.59         (0.10)            (1.48)                --            (0.12)        11.89     (11.68)
           2001                16.91         (0.14)            (0.38)                --            (2.80)        13.59      (4.38)
           2000                16.53         (0.11)             1.41                 --            (0.92)        16.91       8.29
           1999                16.43         (0.05)             2.70                 --            (2.55)        16.53      17.20
           1998                15.06         (0.01)             3.95                 --            (2.57)        16.43      28.71
Flex Shares
           2002*(2)           $11.40        $(0.08)           $(1.39)            $   --           $   --       $  9.93     (12.89)%
           2002                13.09         (0.06)            (1.51)                --            (0.12)        11.40     (12.05)
           2001                16.45         (0.16)            (0.40)                --            (2.80)        13.09      (4.79)
           2000                16.18         (0.24)             1.43                 --            (0.92)        16.45       7.77
           1999                16.22         (0.09)             2.60                 --            (2.55)        16.18      16.50
           1998                14.96         (0.04)             3.87                 --            (2.57)        16.22      28.12
GROWTH AND INCOME FUND (A)
Trust Shares
           2002*(2)           $13.80        $ 0.06            $(1.90)            $(0.05)          $   --        $11.91     (13.30)%
           2002                15.05          0.09             (1.26)             (0.08)              --         13.80      (7.80)
           2001                15.53          0.07             (0.04)             (0.08)           (0.43)        15.05       0.11
           2000                16.09          0.11              0.55              (0.10)           (1.12)        15.53       4.11
           1999(1)             15.10          0.04              1.97              (0.02)           (1.00)        16.09      14.24
  For the years ended November 30:
           1998                16.55          0.09              1.64              (0.09)           (3.09)        15.10      13.64
Investor Shares
           2002*(2)           $13.91        $ 0.05            $(1.92)            $(0.04)          $   --        $12.00     (13.43)%
           2002                15.17          0.06             (1.27)             (0.05)              --         13.91      (7.97)
           2001                15.65          0.04             (0.04)             (0.05)           (0.43)        15.17      (0.07)
           2000                16.21          0.09              0.55              (0.08)           (1.12)        15.65       3.92
           1999(1)             15.21          0.04              1.99              (0.03)           (1.00)        16.21      14.31
  For the years ended November 30:
           1998                16.64          0.10              1.66              (0.10)           (3.09)        15.21      13.69
Flex Shares
           2002*(2)           $13.66         $  --            $(1.88)            $   --           $   --        $11.78     (13.73)%
           2002                14.96         (0.02)            (1.28)                --               --         13.66      (8.69)
           2001                15.49         (0.05)            (0.05)                --            (0.43)        14.96      (0.77)
           2000                16.10            --              0.51                 --            (1.12)        15.49       3.11
           1999(1)             15.14         (0.01)             1.97                 --            (1.00)        16.10      13.85
  For the years ended November 30:
           1998                16.59         (0.01)             1.64                 --            (3.08)        15.14      12.78


                                                                                                        RATIO OF
                                                              RATIO OF             RATIO OF         NET INVESTMENT
                      NET ASSETS,        RATIO OF          NET INVESTMENT         EXPENSES TO       INCOME (LOSS) TO     PORTFOLIO
                        END OF          EXPENSES TO       INCOME (LOSS) TO    AVERAGE NET ASSETS   AVERAGE NET ASSETS    TURNOVER
                     PERIOD (000)   AVERAGE NET ASSETS   AVERAGE NET ASSETS   (EXCLUDING WAIVERS)  (EXCLUDING WAIVERS)     RATE
                     ------------   ------------------   ------------------   -------------------  -------------------  ------------
BALANCED FUND
Trust Shares
           2002*     $  203,753            1.02%                 1.63%                1.05%                 1.60%            46%
           2002         241,604            1.02                  1.78                 1.05                  1.75             95
           2001         209,316            1.01                  2.24                 1.05                  2.20             99
           2000         223,634            0.97                  2.39                 1.07                  2.29            182
           1999         251,752            0.97                  2.19                 1.06                  2.10            179
           1998         188,465            0.96                  2.51                 1.08                  2.39            154
Investor Shares
           2002*     $    7,917            1.33%                 1.29%                1.56%                 1.06%            46%
           2002           9,020            1.33                  1.46                 1.55                  1.24             95
           2001           7,834            1.32                  1.93                 1.54                  1.71             99
           2000           9,627            1.27                  2.07                 1.51                  1.83            182
           1999          14,962            1.27                  1.89                 1.43                  1.73            179
           1998           8,313            1.26                  2.21                 1.59                  1.88            154
Flex Shares
           2002*     $   64,993            2.09%                 0.54%                2.18%                 0.45%            46%
           2002          74,880            2.09                  0.71                 2.16                  0.64             95
           2001          67,824            2.07                  1.18                 2.15                  1.10             99
           2000          64,322            2.03                  1.33                 2.18                  1.18            182
           1999          73,526            2.03                  1.13                 2.15                  1.01            179
           1998          27,625            2.02                  1.41                 2.23                  1.20            154
CAPITAL APPRECIATION
Trust Shares
           2002*(2)  $1,049,954            1.22%                (0.40)%               1.24%                (0.42)%           32%
           2002       1,204,445            1.22                 (0.54)                1.24                 (0.56)            75
           2001       1,177,933            1.21                 (0.29)                1.24                 (0.32)            75
           2000       1,296,927            1.17                  0.10                 1.26                  0.01            129
           1999       1,966,842            1.17                  0.29                 1.26                  0.20            147
           1998       1,532,587            1.16                  0.61                 1.27                  0.50            194
Investor Shares
           2002*(2)  $  141,397            1.88%                (1.06)%               2.00%                (1.18)%           32%
           2002         163,155            1.88                 (1.20)                1.99                 (1.31)            75
           2001         202,548            1.86                 (0.94)                1.98                 (1.06)            75
           2000         251,421            1.82                 (0.55)                1.98                 (0.71)           129
           1999         311,120            1.82                 (0.30)                1.96                 (0.44)           147
           1998         271,044            1.81                 (0.03)                2.01                 (0.23)           194
Flex Shares
           2002*(2)  $   91,303            2.35%                (1.53)%               2.44%                (1.62)%           32%
           2002         110,923            2.35                 (1.67)                2.39                 (1.71)            75
           2001         112,497            2.33                 (1.41)                2.39                 (1.47)            75
           2000         128,159            2.29                 (1.03)                2.39                 (1.13)           129
           1999         162,100            2.29                 (0.86)                2.38                 (0.95)           147
           1998         106,670            2.26                 (0.46)                2.37                 (0.57)           194
GROWTH AND INCOME FUND (A)
Trust Shares
           2002*(2)  $  618,055            0.99%                 1.01%                0.99%                 1.01%            28%
           2002         792,557            0.99                  0.63                 0.99                  0.63             68
           2001         867,664            0.99                  0.49                 0.99                  0.49             73
           2000         885,109            1.01                  0.76                 1.01                  0.76             53
           1999(1)      634,279            1.14                  0.49                 1.43                  0.20             31
  For the years ended November 30:
           1998         577,042            1.03                  0.63                 1.21                  0.45             71
Investor Shares
           2002*(2)  $   32,393            1.18%                 0.85%                1.39%                 0.64%            28%
           2002          36,789            1.18                  0.44                 1.36                  0.26             68
           2001          40,174            1.18                  0.30                 1.35                  0.13             73
           2000          42,666            1.18                  0.58                 1.31                  0.45             53
           1999(1)       36,958            1.08                  0.54                 1.17                  0.45             31
  For the years ended November 30:
           1998          34,434            1.03                  0.63                 1.18                  0.48             71
Flex Shares
           2002*(2)  $   74,822            1.93%                 0.07%                2.19%                (0.19)%           28%
           2002          94,671            1.93                 (0.29)                2.16                 (0.52)            68
           2001          78,376            1.93                 (0.45)                2.14                 (0.66)            73
           2000          62,462            1.93                 (0.14)                2.18                 (0.39)            53
           1999(1)       35,163            1.83                 (0.21)                1.97                 (0.35)            31
  For the years ended November 30:
           1998          25,656            1.78                 (0.13)                2.03                 (0.38)            71

 * For the six month period ended November 30, 2002. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Per share data calculated using average shares outstanding method.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(A) On May 24, 1999, the CrestFund Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFund Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


54 & 55

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND
THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                             NET ASSET                    NET REALIZED AND    DISTRIBUTIONS
                               VALUE,         NET         UNREALIZED GAINS      FROM NET      DISTRIBUTIONS    NET ASSET
                             BEGINNING     INVESTMENT         (LOSSES)         INVESTMENT     FROM REALIZED   VALUE, END    TOTAL
                             OF PERIOD    INCOME (LOSS)    ON INVESTMENTS        INCOME       CAPITAL GAINS    OF PERIOD   RETURN+
                             ----------   -------------   -----------------   -------------   -------------   ----------   --------
INFORMATION AND TECHNOLOGY FUND
Trust Shares
           2002*              $ 8.06         $(0.07)           $(1.50)           $   --           $   --         $ 6.49     (19.48)%
           2002                13.34           0.01             (5.29)               --               --           8.06     (39.58)
           2001                15.87          (0.08)            (2.45)               --               --          13.34     (15.94)
           2000(1)             10.00          (0.04)             5.91                --               --          15.87      58.70
Flex Shares
           2002*              $ 7.86         $(0.14)           $(1.43)           $   --           $   --         $ 6.29     (19.97)%
           2002                13.15          (0.14)            (5.15)               --               --           7.86     (40.23)
           2001                15.81          (0.22)            (2.44)               --               --          13.15     (16.82)
           2000(2)             18.20          (0.07)            (2.32)               --               --          15.81     (13.13)
INTERNATIONAL EQUITY FUND
Trust Shares
           2002*(4)           $ 9.31         $ 0.01            $(1.54)           $   --           $   --         $ 7.78     (16.43)%
           2002                10.19           0.19             (1.07)               --               --           9.31      (8.64)
           2001                12.56             --             (1.22)            (0.04)           (1.11)         10.19     (10.79)
           2000                12.97          (0.10)             1.42             (0.07)           (1.66)         12.56      10.58
           1999                15.00             --             (1.14)            (0.05)           (0.84)         12.97      (7.43)
           1998                13.63           0.04              2.69             (0.04)           (1.32)         15.00      21.87
Investor Shares
           2002*(4)           $ 9.21         $   --            $(1.53)           $   --           $   --         $ 7.68     (16.50)%
           2002                10.11           0.14             (1.04)               --               --           9.21      (8.90)
           2001                12.47          (0.02)            (1.23)               --            (1.11)         10.11     (11.13)
           2000                12.89          (0.11)             1.37             (0.02)           (1.66)         12.47      10.15
           1999                14.92          (0.09)            (1.10)               --            (0.84)         12.89      (7.82)
           1998                13.58           0.02              2.64                --            (1.32)         14.92      21.39
Flex Shares
           2002*(4)           $ 8.75         $(0.03)           $(1.45)           $   --           $   --         $ 7.27     (16.91)%
           2002                 9.68           0.04             (0.97)               --               --           8.75      (9.61)
           2001                12.06          (0.16)            (1.11)               --            (1.11)          9.68     (11.71)
           2000                12.58          (0.32)             1.46                --            (1.66)         12.06       9.38
           1999                14.68          (0.29)            (0.97)               --            (0.84)         12.58      (8.48)
           1998                13.47           0.07              2.46                --            (1.32)         14.68      20.54
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           2002*(4)           $ 9.76         $ 0.02            $(1.62)           $   --           $   --         $ 8.16     (16.39)%
           2002                11.18           0.04             (1.43)            (0.03)              --           9.76     (12.43)
           2001                13.97           0.06             (2.69)            (0.07)           (0.09)         11.18     (18.90)
           2000                11.82           0.16              2.13             (0.03)           (0.11)         13.97      19.36
           1999                13.31           0.09              0.85             (0.24)           (2.19)         11.82       7.87
           1998                11.34           0.11              2.65             (0.11)           (0.68)         13.31      25.82
Investor Shares
           2002*(4)           $ 9.64         $  --             $(1.61)           $   --           $   --         $ 8.03     (16.60)%
           2002                11.05          (0.02)            (1.38)            (0.01)              --           9.64     (12.65)
           2001                13.80          (0.01)            (2.65)               --            (0.09)         11.05     (19.31)
           2000                11.70          (0.11)             2.32                --            (0.11)         13.80      18.86
           1999                13.20          (0.11)             0.98             (0.18)           (2.19)         11.70       7.33
           1998                11.26           0.16              2.53             (0.07)           (0.68)         13.20      25.25
Flex Shares
           2002*(4)           $ 9.48         $(0.02)           $(1.58)           $   --           $   --         $ 7.88     (16.88)%
           2002                10.93          (0.12)            (1.33)               --               --           9.48     (13.27)
           2001                13.74          (0.06)            (2.66)               --            (0.09)         10.93     (19.84)
           2000                11.73           0.08              2.04                --            (0.11)         13.74      18.04
           1999                13.17          (0.15)             0.94             (0.04)           (2.19)         11.73       6.68
           1998                11.24           0.17              2.44                --            (0.68)         13.17      24.50
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B)
Trust Shares
           2002*              $ 9.57         $ 0.01            $(1.26)           $(0.01)          $   --         $ 8.31     (13.07)%
           2002                10.31           0.02             (0.74)            (0.02)              --           9.57      (6.96)
           2001                11.61           0.11              0.23             (0.12)           (1.52)         10.31       3.07
           2000                11.31           0.05              0.74             (0.05)           (0.44)         11.61       7.25
           1999(3)             11.32           0.02              1.13             (0.01)           (1.15)         11.31      10.99
  For the years ended November 30:
           1998                10.65           0.03              0.67             (0.03)              --          11.32       6.53

                                                                                                        RATIO OF
                                                              RATIO OF             RATIO OF         NET INVESTMENT
                      NET ASSETS,        RATIO OF          NET INVESTMENT         EXPENSES TO       INCOME (LOSS) TO     PORTFOLIO
                        END OF          EXPENSES TO       INCOME (LOSS) TO    AVERAGE NET ASSETS   AVERAGE NET ASSETS    TURNOVER
                     PERIOD (000)   AVERAGE NET ASSETS   AVERAGE NET ASSETS   (EXCLUDING WAIVERS)  (EXCLUDING WAIVERS)     RATE
                     ------------   ------------------   ------------------   -------------------  -------------------  ------------

INFORMATION AND TECHNOLOGY FUND
Trust Shares
           2002*       17,087               1.22%              (0.84)%                1.22%               (0.84)%          681%
           2002        32,068               1.19               (0.92)                 1.19                (0.92)         1,102
           2001        87,045               1.20               (0.45)                 1.21                (0.46)           750
           2000(1)    106,425               1.20               (0.54)                 1.34                (0.68)           250
Flex Shares
           2002*        7,252               2.25%              (1.87)%                2.94%               (2.56)%          681%
           2002        10,851               2.25               (1.99)                 2.57                (2.31)         1,102
           2001        22,104               2.25               (1.50)                 2.45                (1.70)           750
           2000(2)     20,201               2.25               (1.65)                 2.40                (1.80)           250
INTERNATIONAL EQUITY FUND
Trust Shares
           2002*(4)   199,795               1.46%               0.26%                 1.46%                0.26%            41%
           2002       252,991               1.48                0.48                  1.48                 0.48            102
           2001       208,120               1.45                0.50                  1.45                 0.50             68
           2000       299,100               1.48                0.59                  1.48                 0.59            179
           1999       573,255               1.47                0.68                  1.52                 0.63            161
           1998       628,870               1.47                0.61                  1.48                 0.60            108
Investor Shares
           2002*(4)  $  5,208               1.83%              (0.11)%                2.26%               (0.54)%           41%
           2002         5,272               1.83               (0.21)                 2.08                (0.46)           102
           2001         7,517               1.79                0.18                  1.97                  --              68
           2000        10,462               1.83                0.33                  1.95                 0.21            179
           1999        14,145               1.83                0.30                  1.93                 0.20            161
           1998        17,383               1.82                0.24                  1.91                 0.15            108
Flex Shares
           2002*(4)  $  5,388               2.53%              (0.81)%                3.02%               (1.30)%           41%
           2002         6,567               2.53               (0.73)                 2.93                (1.13)           102
           2001         7,765               2.48               (0.51)                 2.57                (0.60)            68
           2000        10,891               2.53               (0.38)                 2.74                (0.59)           179
           1999        17,103               2.53               (0.40)                 2.82                (0.69)           161
           1998        21,164               2.52               (0.46)                 2.58                (0.52)           108
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           2002*(4)   239,857               1.04%               0.49%                 1.13%                0.40%            10%
           2002       287,944               1.04                0.63                  1.12                 0.55             35
           2001       236,862               1.06                0.40                  1.09                 0.37             13
           2000       340,853               1.07                0.83                  1.18                 0.72              9
           1999        74,616               1.07                0.69                  1.17                 0.59             32
           1998        56,200               1.06                0.88                  1.18                 0.76              1
Investor Shares
           2002*(4)  $  4,022               1.49%              (0.04)%                2.01%               (0.56)%           10%
           2002         3,222               1.49               (0.12)                 1.90                (0.53)            35
           2001         3,451               1.46                0.05                  1.83                (0.32)            13
           2000         4,563               1.47                0.07                  1.79                (0.25)             9
           1999         4,909               1.47                0.25                  1.71                 0.01             32
           1998         7,141               1.46                0.50                  1.84                 0.12              1
Flex Shares
           2002*(4)  $  2,725               2.14%              (0.60)%                2.85%               (1.31)%           10%
           2002         3,505               2.14               (0.68)                 2.62                (1.16)            35
           2001         4,731               2.10               (0.61)                 2.15                (0.66)            13
           2000         5,853               2.12               (0.36)                 2.61                (0.85)             9
           1999         1,465               2.12               (0.30)                 2.92                (1.10)            32
           1998         1,469               2.11               (0.03)                 3.52                (1.44)             1
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B)
Trust Shares
           2002*       27,513               0.25%               0.21%                 0.41%                0.05%            21%
           2002        34,398               0.25                0.17                  0.41                 0.01            101
           2001        23,936               0.25                1.05                  0.43                 0.87            202
           2000        18,412               0.25                0.48                  0.44                 0.29            183
           1999(3)     18,699               0.27                0.28                  0.63                (0.08)            33
  For the years ended November 30:
           1998        16,230               0.25                0.23                  0.66                (0.18)            75


*   For the six month period ended November 30, 2002. All ratios for the period have been annualized.
+   Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Trust shares were offered beginning on September 30, 1999. All ratios for the period have been annualized.
(2) Flex shares were offered beginning on January 24, 2000. All ratios for the period have been annualized.
(3) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(4) Per share data calculated using average shares outstanding method. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(A) On May 24, 1999, the CrestFund Life Vision Maximum Growth, CrestFund Life Vision Growth and Income, and CrestFund Life Vision
    Balanced Portfolios exchanged all of their assets and certain liabilities for shares of the Life Vision Aggressive Growth, Life
    Vision Growth and Income, and Life Vision Moderate Growth Funds, respectively. The CrestFund Life Vision Maximum Growth,
    CrestFund Life Vision Growth and Income, and CrestFund Life Vision  Balanced  Portfolios are the accounting survivors in these transactions, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(B) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

56 & 57

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                NET ASSET                        NET REALIZED AND    DISTRIBUTIONS
                                  VALUE,            NET          UNREALIZED GAINS      FROM NET     DISTRIBUTIONS       NET ASSET
                                BEGINNING        INVESTMENT          (LOSSES)         INVESTMENT    FROM REALIZED      VALUE, END
                                OF PERIOD       INCOME (LOSS)    ON INVESTMENTS         INCOME      CAPITAL GAINS       OF PERIOD
                                ---------       -------------   ----------------       --------      ------------      ------------
LIFE VISION GROWTH AND INCOME FUND (A) (B)
Trust Shares
           2002*                  $ 9.98           $ 0.06             $(0.99)           $(0.06)          $   --          $ 8.99
           2002                    10.42             0.12              (0.43)            (0.13)              --            9.98
           2001                    10.50             0.24               0.40             (0.25)           (0.47)          10.42
           2000                    10.33             0.07               0.52             (0.17)           (0.25)          10.50
           1999(1)                 11.06             0.08               0.69             (0.06)           (1.44)          10.33
  For the years ended November 30:
           1998                    10.51             0.18               0.56             (0.18)           (0.01)          11.06
LIFE VISION MODERATE GROWTH FUND (A) (B)
Trust Shares
           2002*                  $ 9.40           $ 0.07             $(0.71)           $(0.08)          $   --          $ 8.68
           2002                     9.73             0.17              (0.32)            (0.18)              --            9.40
           2001                    10.61             0.32               0.20             (0.34)           (1.06)           9.73
           2000                    10.80             0.33               0.13             (0.21)           (0.44)          10.61
           1999(1)                 11.01             0.11               0.56             (0.09)           (0.79)          10.80
  For the years ended November 30:
           1998                    10.46             0.24               0.58             (0.24)           (0.03)          11.01
MID-CAP EQUITY FUND
Trust Shares
           2002*                  $ 9.79           $(0.02)            $(1.25)           $   --           $   --          $ 8.52
           2002                    10.95             0.01              (1.17)               --               --            9.79
           2001                    14.10            (0.03)             (0.61)               --            (2.51)          10.95
           2000                    12.68            (0.04)              2.32                --            (0.86)          14.10
           1999                    13.79             0.01               0.07                --            (1.19)          12.68
           1998                    13.21               --               2.54                --            (1.96)          13.79
Investor Shares
           2002*                  $ 9.47           $(0.01)            $(1.23)           $   --           $   --          $ 8.23
           2002                    10.64            (0.03)             (1.14)               --               --            9.47
           2001                    13.82            (0.05)             (0.62)               --            (2.51)          10.64
           2000                    12.50            (0.19)              2.37                --            (0.86)          13.82
           1999                    13.67            (0.06)              0.08                --            (1.19)          12.50
           1998                    13.17            (0.03)              2.49                --            (1.96)          13.67
Flex Shares
           2002*                  $ 8.97           $(0.06)            $(1.15)           $   --           $   --          $ 7.76
           2002                    10.14             0.02              (1.19)               --               --            8.97
           2001                    13.35            (0.07)             (0.63)               --            (2.51)          10.14
           2000                    12.17            (0.22)              2.26                --            (0.86)          13.35
           1999                    13.42            (0.14)              0.08                --            (1.19)          12.17
           1998                    13.04            (0.04)              2.38                --            (1.96)          13.42
MID CAP VALUE EQUITY FUND
Trust Shares
           2002*                  $10.95           $ 0.02             $(2.35)           $(0.01)              --          $ 8.61
           2002(2)                 10.00             0.02               0.94             (0.01)              --           10.95
Flex Shares
           2002*                  $10.92           $(0.01)            $(2.33)           $   --           $   --          $ 8.58
           2002(2)                 10.00            (0.01)              0.93                --               --           10.92
SMALL CAP GROWTH STOCK FUND
Trust Shares
           2002*                  $17.28           $(0.06)            $(2.67)           $   --           $   --          $14.55
           2002                    18.37               --              (1.02)               --            (0.07)          17.28
           2001                    18.30            (0.18)              1.71                --            (1.46)          18.37
           2000                    14.55            (0.08)              4.02                --            (0.19)          18.30
           1999(3)                 10.00            (0.05)              4.62                --            (0.02)          14.55
Investor Shares
           2002*                  $17.12           $(0.24)            $(2.48)           $   --           $   --          $14.40
           2002                    18.26            (0.17)             (0.90)               --            (0.07)          17.12
           2001                    18.27            (0.59)              2.04                --            (1.46)          18.26
           2000(4)                 16.46            (0.07)              1.88                --               --           18.27
Flex Shares
           2002*                  $16.62           $(0.15)            $(2.54)           $   --           $   --          $13.93
           2002                    17.85            (0.02)             (1.14)               --            (0.07)          16.62
           2001                    18.00            (0.25)              1.56                --            (1.46)          17.85
           2000                    14.46            (0.04)              3.77                --            (0.19)          18.00
           1999(3)                 10.00            (0.19)              4.67                --            (0.02)          14.46

  * For the six month period ended November 30, 2002. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Commenced operations on November 30, 2001. All ratios for the period have been annualized.
(3) Shares were offered beginning on October 8, 1998. All ratios for the period have been annualized.
(4) Investor shares were offered beginning on December 12, 1999. All ratios for the period have been annualized.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


                                                                                                              RATIO OF
                                                 NET                           RATIO OF        RATIO OF     NET INVESTMENT
                                                ASSETS,        RATIO OF     NET INVESTMENT    EXPENSES TO  INCOME (LOSS) TO
                                                END OF         EXPENSES      INCOME (LOSS)    AVERAGE NET    AVERAGE NET   PORTFOLIO
                                TOTAL           PERIOD        TO AVERAGE      TO AVERAGE   ASSETS (EXCLUDING    ASSET       TURNOVER
                               RETURN+          (000)         NET ASSETS      NET ASSETS       WAIVERS)   (EXCLUDING WAIVERS)   RATE
                               -------          -----         ----------      ----------       --------        --------         ----
LIFE VISION GROWTH AND INCOME FUND (A) (B)
Trust Shares
           2002*                (9.33)%        $ 64,643          0.25%            1.25%          0.37%          1.13%            52%
           2002                 (2.97)           77,395          0.25             1.25           0.39           1.11            166
           2001                  6.31            37,550          0.25             2.41           0.39           2.27            286
           2000                  5.81            30,473          0.25             1.77           0.42           1.60            189
           1999(1)               7.75            21,950          0.27             1.38           0.60           1.05             40
  For the years ended November 30:
           1998                  7.12            19,042          0.25             1.68           0.59           1.34             57
LIFE VISION MODERATE GROWTH FUND (A) (B)
Trust Shares
           2002*                (6.70)%        $ 87,911          0.25%            1.72%          0.36%          1.61%            53%
           2002                 (1.52)           88,592          0.25             1.81           0.36           1.70            202
           2001                  5.28            73,429          0.25             3.04           0.37           2.92            247
           2000                  4.46            69,622          0.25             2.19           0.37           2.07            151
           1999(1)               6.35            88,188          0.27             1.90           0.42           1.75             48
  For the years ended November 30:
           1998                  7.90            93,211          0.25             2.21           0.42           2.04             52
MID-CAP EQUITY FUND
Trust Shares
           2002*               (12.97)%        $135,787          1.22%           (0.56)%         1.25%         (0.59)%           35%
           2002                (10.59)          171,813          1.22            (0.18)          1.24          (0.20)            87
           2001                 (6.92)          156,111          1.21            (0.24)          1.25          (0.28)           100
           2000                 19.10           206,545          1.17              .--           1.25          (0.08)           131
           1999                  1.61           254,055          1.17            (0.47)          1.28          (0.58)            76
           1998                 21.14           337,825          1.16            (0.29)          1.27          (0.40)           129
Investor Shares
           2002*               (13.09)%        $ 10,292          1.68%           (1.00)%         1.92%         (1.24)%           35%
           2002                (11.00)           10,766          1.68            (0.63)          1.89          (0.84)            87
           2001                 (7.34)           12,316          1.66            (0.69)          1.86          (0.89)           100
           2000                 18.55            14,513          1.62            (0.43)          1.81          (0.62)           131
           1999                  1.17            19,230          1.62            (0.90)          1.76          (1.04)            76
           1998                 20.56            24,930          1.61            (0.75)          1.84          (0.98)           129
Flex Shares
           2002*               (13.49)%        $ 12,078          2.28%           (1.61)%         2.59%         (1.92)%           35%
           2002                (11.54)           13,937          2.28            (1.23)          2.50          (1.45)            87
           2001                 (7.88)           12,910          2.26            (1.29)          2.46          (1.49)           100
           2000                 17.87            14,588          2.22            (1.05)          2.44          (1.27)           131
           1999                  0.56            15,804          2.22            (1.52)          2.48          (1.78)            76
           1998                 19.80            19,042          2.21            (1.37)          2.47          (1.63)           129
MID CAP VALUE EQUITY FUND
Trust Shares
           2002*               (21.24)%        $104,078          1.25%            0.47%          1.35%          0.37%            28%
           2002(2)               9.65           174,859          1.27             0.29           1.37           0.19             30
Flex Shares
           2002*               (21.43)%        $  4,986          1.91%           (0.15)%         2.84%         (1.08)%           28%
           2002(2)               9.24             5,465          1.89            (0.31)          2.72          (1.14)            30
SMALL CAP GROWTH STOCK FUND
Trust Shares
           2002*               (15.74)%        $496,886          1.25%           (0.86)%         1.25%         (0.86)%           39%
           2002                 (5.55)          593,211          1.25            (1.01)          1.25          (1.01)           100
           2001                  8.33           508,857          1.24            (0.95)          1.25          (0.96)           112
           2000                 27.24           431,478          1.20            (0.86)          1.23          (0.89)           110
           1999(3)              45.70           152,290          1.20            (0.48)          1.49          (0.77)            75
Investor Shares
           2002*               (15.89)%        $ 19,189          1.61%           (1.22)%         1.92%         (1.53)%          39%
           2002                 (5.86)           24,978          1.61            (1.37)          1.88          (1.64)           100
           2001                  7.89            28,933          1.60            (1.33)          1.87          (1.60)           112
           2000(4)              11.00            39,865          1.55            (1.26)          1.79          (1.50)           110
Flex Shares
           2002*               (16.19)%        $ 24,255          2.31%           (1.92)%         2.45%         (2.06)%           39%
           2002                 (6.50)           29,457          2.31            (2.07)          2.41          (2.17)           100
           2001                  7.19            26,941          2.29            (2.01)          2.39          (2.11)           112
           2000                 25.95            23,228          2.25            (1.92)          2.42          (2.09)           110
           1999(3)              44.78             6,158          2.25            (1.50)          3.19          (2.44)            75

(A) On May 24, 1999, the CrestFund Life Vision Maximum Growth, CrestFund Life Vision Growth and Income, and CrestFund Life Vision Balanced Portfolios exchanged all of their assets and certain liabilities for shares of the Life Vision Aggressive Growth, Life Vision Growth and Income, and Life Vision Moderate Growth Funds, respectively. The CrestFund Life Vision Maximum Growth, CrestFund Life Vision Growth and Income, and CrestFund Life Vision Balanced Portfolios are the accounting survivors in these transactions, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(B) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STIClassic Funds.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED) AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                NET ASSET                        NET REALIZED AND    DISTRIBUTIONS
                                  VALUE,            NET          UNREALIZED GAINS      FROM NET     DISTRIBUTIONS      NET ASSET
                                BEGINNING        INVESTMENT          (LOSSES)         INVESTMENT    FROM REALIZED      VALUE, END
                                OF PERIOD      INCOME (LOSS)      ON INVESTMENTS        INCOME      CAPITAL GAINS       OF PERIOD
                               ----------     --------------     ----------------     ---------    ---------------     -----------
SMALL CAP VALUE EQUITY FUND
Trust Shares
           2002*                  $14.54           $ 0.03             $(1.57)           $(0.03)          $   --          $12.97
           2002                    12.21             0.08               2.35             (0.10)              --           14.54
           2001                     9.13             0.17               3.07             (0.16)              --           12.21
           2000                     9.70             0.13              (0.59)            (0.11)              --            9.13
           1999                    12.88             0.13              (2.57)            (0.13)           (0.61)           9.70
           1998                    11.07             0.14               2.41             (0.12)           (0.62)          12.88
Flex Shares
           2002*                  $14.43           $(0.04)            $(1.56)           $   --           $   --          $12.83
           2002                    12.15               --               2.29             (0.01)              --           14.43
           2001                     9.10             0.07               3.04             (0.06)              --           12.15
           2000                     9.65               --              (0.54)            (0.01)              --            9.10
           1999                    12.80             0.01              (2.53)            (0.02)           (0.61)           9.65
           1998(1)                 11.28             0.03               2.17             (0.06)           (0.62)          12.80
TAX SENSITIVE GROWTH STOCK FUND
Trust Shares
           2002*(6)               $23.25           $ 0.01             $(2.86)           $   --           $   --          $20.40
           2002                    26.74            (0.02)             (3.47)               --               --           23.25
           2001                    33.10            (0.03)             (6.33)               --               --           26.74
           2000                    29.96             0.02               3.12                --               --           33.10
           1999(2)                 25.61             0.02               4.34             (0.01)              --           29.96
Flex Shares
           2002*(6)               $22.45           $(0.10)            $(2.75)           $   --           $   --          $19.60
           2002                    26.10            (0.41)             (3.24)               --               --           22.45
           2001                    32.65            (0.36)             (6.19)               --               --           26.10
           2000                    29.85            (0.16)              2.96                --               --           32.65
           1999(3)                 25.52            (0.04)              4.37                --               --           29.85
VALUE INCOME STOCK FUND
Trust Shares
           2002*                  $11.05           $ 0.07             $(1.45)           $(0.07)          $   --          $ 9.60
           2002                    11.61             0.12              (0.56)            (0.12)              --           11.05
           2001                    10.38             0.19               1.24             (0.20)              --           11.61
           2000                    12.85             0.23              (1.49)            (0.22)           (0.99)          10.38
           1999                    13.90             0.24               1.02             (0.24)           (2.07)          12.85
           1998                    13.71             0.26               2.62             (0.27)           (2.42)          13.90
Investor Shares
           2002*                  $11.01           $ 0.06             $(1.45)           $(0.05)          $   --          $ 9.57
           2002                    11.58             0.08              (0.56)            (0.09)              --           11.01
           2001                    10.35             0.14               1.25             (0.16)              --           11.58
           2000                    12.81             0.19              (1.48)            (0.18)           (0.99)          10.35
           1999                    13.87             0.19               1.02             (0.20)           (2.07)          12.81
           1998                    13.68             0.20               2.62             (0.21)           (2.42)          13.87
Flex Shares
           2002*                  $10.90           $ 0.01             $(1.43)           $(0.01)          $   --          $ 9.47
           2002                    11.46               --              (0.55)            (0.01)              --           10.90
           2001                    10.24             0.04               1.26             (0.08)              --           11.46
           2000                    12.68             0.08              (1.44)            (0.09)           (0.99)          10.24
           1999                    13.75             0.10               1.01             (0.11)           (2.07)          12.68
           1998                    13.61             0.12               2.57             (0.13)           (2.42)          13.75
VANTAGE FUND
Trust Shares
           2002*                  $ 9.65           $(0.04)            $(0.55)           $   --           $   --          $ 9.06
           2002(4)                 10.00            (0.03)             (0.32)               --               --            9.65
Flex Shares
           2002*                  $ 9.64           $(0.05)            $(0.57)           $   --           $   --          $ 9.02
           2002(5)                 10.49            (0.02)             (0.83)               --               --            9.64





  * For the six month period ended November 30, 2002. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Commenced operations on November 30, 2001. All ratios for the period have been annualized.
(3) Shares were offered beginning on October 8, 1998. All ratios for the period have been annualized.
(4) Investor shares were offered beginning on December 12, 1999. All ratios for the period have been annualized.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                         RATIO OF
                                                                        RATIO OF        RATIO OF       NET INVESTMENT
                                             NET         RATIO OF    NET INVESTMENT    EXPENSES TO    INCOME (LOSS) TO
                                            ASSETS,      EXPENSES     INCOME (LOSS)    AVERAGE NET       AVERAGE NET     PORTFOLIO
                                TOTAL       END OF      TO AVERAGE     TO AVERAGE  ASSETS (EXCLUDING       ASSETS         TURNOVER
                               RETURN+    PERIOD (000)   NET ASSETS     NET ASSETS      WAIVERS)      (EXCLUDING WAIVERS)   RATE
                               -------    -----------   ------------   -----------  ---------------   ------------------  --------
SMALL CAP VALUE EQUITY FUND
Trust Shares
           2002*               (10.58)%   $  491,382        1.25%          0.44%        1.25%                0.44%           11%
           2002                 20.06        614,199        1.25           0.67         1.25                 0.67            29
           2001                 35.90        401,900        1.25           1.72         1.25                 1.72            86
           2000                 (4.72)       212,074        1.22           1.31         1.25                 1.28            65
           1999                (18.72)       301,984        1.22           1.27         1.27                 1.22            63
           1998                 23.59        390,841        1.21           1.07         1.31                 0.97            55
Flex Shares
           2002*               (11.02)%   $   30,515        2.31%         (0.62)%       2.50%               (0.81)%          11%
           2002                 18.92         32,708        2.31          (0.38)        2.52                (0.59)           29
           2001                 34.30         11,167        2.30           0.63         2.66                 0.27            86
           2000                 (5.65)         8,596        2.27           0.21         2.56                (0.08)           65
           1999                (19.52)        19,465        2.27           0.21         2.55                (0.07)           63
           1998(1)              22.29         40,613        2.06           0.01         2.35                (0.28)           55
TAX SENSITIVE GROWTH STOCK FUND
Trust Shares
           2002*(6)            (12.22)%   $  189,394        1.24%          0.06%        1.24%                0.06%           29%
           2002                (13.05)       244,707        1.24          (0.10)        1.24                (0.10)           69
           2001                (19.21)       460,311        1.24          (0.10)        1.25                (0.11)          103
           2000                 10.48        710,179        1.20           0.13         1.26                 0.07            30
           1999(2)              17.04        223,543        1.20           0.21         1.34                 0.07            18
Flex Shares
           2002*(6)            (12.69)%   $  121,469        2.31%         (0.99)%       2.40%               (1.08)%          29%
           2002                (13.98)       167,973        2.31          (1.16)        2.36                (1.21)           69
           2001                (20.06)       233,496        2.30          (1.15)        2.34                (1.19)          103
           2000                  9.38        290,595        2.25          (0.91)        2.35                (1.01)           30
           1999(3)              16.97         75,875        2.25          (0.80)        2.48                (1.03)           18
VALUE INCOME STOCK FUND
Trust Shares
           2002*               (12.49)%   $  609,878        0.89%          1.62%        0.89%                1.62%           18%
           2002                 (3.68)       686,014        0.90           1.13         0.90                 1.13            60
           2001                 14.09        704,842        0.90           1.70         0.90                 1.70            77
           2000                (10.52)       921,797        0.89           2.02         0.89                 2.02            62
           1999                 11.13      1,589,951        0.92           1.91         0.92                 1.91            69
           1998                 23.10      1,725,418        0.92           1.85         0.92                 1.85            99
Investor Shares
           2002*               (12.63)%   $   64,917        1.28%          1.23%        1.32%                1.19%           18%
           2002                 (4.14)        75,697        1.28           0.74         1.31                 0.71            60
           2001                 13.63         85,584        1.28           1.31         1.31                 1.28            77
           2000                (10.83)       104,178        1.28           1.64         1.28                 1.64            62
           1999                 10.71        194,312        1.28           1.55         1.28                 1.55            69
           1998                 22.71        210,591        1.27           1.47         1.27                 1.47            99
Flex Shares
           2002*               (13.02)%   $   48,326        2.02%          0.49%        2.09%                0.42%           18%
           2002                 (4.82)        59,392        2.02             --         2.05                (0.03)           60
           2001                 12.85         65,895        2.01           0.59         2.05                 0.55            77
           2000                (11.50)        84,563        2.02           0.91         2.03                 0.90            62
           1999                  9.91        167,000        2.02           0.81         2.03                 0.80            69
           1998                 21.76        180,530        2.01           0.78         2.01                 0.78            99
VANTAGE FUND
Trust Shares
           2002*                (6.11)%   $    7,481        2.27%         (0.75)%       2.37%               (0.85)%       1,791%
           2002(4)              (3.50)         8,816        2.03          (0.78)        2.13                (0.88)        1,063
Flex Shares
           2002*                (6.43)%   $    1,058        2.96%         (1.31)%       4.67%               (3.02)%       1,791%
           2002(5)              (8.10)           860        2.73          (1.44)        3.32                (2.03)        1,063


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with forty funds as of November 30, 2002: the Balanced Fund, the Capital Appreciation Fund, the Growth and Income Fund, the Information and Technology Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Mid-Cap Equity Fund, the Mid Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, the Vantage Fund, (collectively the "Equity Funds" or the "Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Strategic Income Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Virginia Tax-Free Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic
Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"), the Classic Institutional Short-Term Bond Fund, the Classic Institutional Super Short Income Plus Fund, and the Classic Institutional U.S. Government "Institutional Fixed Income Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Equity Funds. The financial statements of the Fixed Income Funds, Retail Money Market Funds and Institutional Money Market Funds are not presented herein, but presented separately.


2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust.

     SECURITY VALUATION -- Investment securities held by the Equity Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund and the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with, procedures adopted by the Board of Trustees. The assets of the Life Vision Aggressive Growth Fund, Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund consist primarily of the investments in the underlying affiliated investment companies, which are valued at their respective daily net asset values.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period.
     Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Balanced, Capital Appreciation, Growth and Income, International Equity, International Equity Index, Mid-Cap Equity, Small Cap Growth Stock, and Value Income Stock Funds is equal to the net asset value per share plus a sales load of 3.75%.

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% for either the net asset value of the shares at the time of purchase or the net asset value of the shares next calculated after the Fund receives the sale request, whichever is less. The CDSC will not apply to shares redeemed after such time.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

         (i) market value of investment securities, assets and liabilities at the current rate of exchange; and
         (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     TBA PURCHASE COMMITMENTS -- The Balanced Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."


     SHORT SALES -- As consistent with the Funds' investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Funds own at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

     Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the determination of a short sale.

     Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders, which are determined in accordance with income tax regulations are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid each calendar quarter by the Equity Funds, except for the International Equity and the International Equity Index Funds. These Funds distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002



     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly SEI Investment Mutual Fund Services, the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust.

For the period ended November 30, 2002 the following Funds paid the distributor through a reduction in the yield earned by the Funds on those repurchase agreements:

                                                                            Fees
                                                                        --------
    Balanced Fund ....................................................    $5,704
    Capital Appreciation Fund ........................................     5,020
    Information and Technology Fund ..................................       319
    Mid-Cap EquityFund ...............................................     1,569
    Mid Cap Value Equity Fund ........................................       570
    Small Cap Growth Stock Fund ......................................     1,035
    Small Cap Value Equity Fund ......................................     4,278
    Tax Sensitive Growth Stock Fund ..................................     1,351
    Value Income Stock Fund ..........................................    15,037
    Vantage Fund .....................................................       598

In addition to the investment advisory and management fees, custodian fees, service fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Fund's direct expenses as described above, Fund shareholders of the Life Vision Funds also bear a proportionate share of the underlying Funds' expenses.


4. Administration, Transfer Agency Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides shareholder support and other account-related services. Shareholder service fees (including out of pocket expenses) paid to STS for the period ended November 30, 2002, were as follows:

    Balanced Fund ....................................................   $ 4,048
    Capital Appreciation Fund ........................................    17,310
    Growth and Income Fund ...........................................     9,982
    Information and Technology Fund ..................................       359
    International Equity Fund ........................................     3,163
    International Equity Index Fund ..................................     3,468
    Life Vision Aggressive Growth Fund ...............................       378
    Life Vision Growth and Income Fund ...............................       895
    Life Vision Moderate Growth Fund .................................     1,133
    Mid-Cap EquityFund ...............................................     2,155
    Mid Cap Value Equity Fund ........................................     1,697
    Small Cap Growth Stock Fund ......................................     7,152
    Small Cap Value Equity Fund ......................................     7,409
    Tax Sensitive Growth Stock Fund ..................................     4,537
    Value Income Stock Fund ..........................................     9,490
    Vantage Fund .....................................................       126

The Trust and the Distributor are parties to a Distribution and Service Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any Fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee."

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management have entered into advisory agreements dated May 29, 1992 and June 15, 1993.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:
                                                                 MAXIMUM
                                                                FLEX SHARE
                                   MAXIMUM        MAXIMUM      DISTRIBUTION
                                   ANNUAL      INVESTOR SHARE      AND
                                ADVISORY FEE  DISTRIBUTION FEE SERVICE FEE
                                ------------  ---------------- -----------
Balanced Fund ....................  0.95%          0.28%          1.00%
Capital Appreciation Fund ........  1.15%          0.68%          1.00%
Growth and Income Fund ...........  0.90%          0.25%          1.00%
Information and Technology Fund ..  1.10%            --           1.00%
International Equity Fund ........  1.25%          0.33%          1.00%
International Equity Index Fund ..  0.90%          0.38%          1.00%
Life Vision Aggressive Growth Fund  0.25%            --             --
Life Vision Growth and Income Fund  0.25%            --             --
Life Vision Moderate Growth Fund .  0.25%            --             --
Mid-Cap Equity Fund ..............  1.15%          0.43%          1.00%
Mid Cap Value Equity Fund ........  1.25%            --           1.00%
Small Cap Growth Stock Fund ......  1.15%          0.50%          1.00%
Small Cap Value Equity Fund ......  1.15%            --           1.00%
Tax Sensitive Growth Stock Fund ..  1.15%            --           1.00%
Value Income Stock Fund ..........  0.80%          0.33%          1.00%
Vantage Fund .....................  1.60%            --%          1.00%

The Investment Adviser and the Distributor have vol- untarily agreed to waive all or a portion of their fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, acts as custodian for all the Funds except the International Equity and the International Equity Index Funds who utilize the Bank of New York as custodian. Custodians are paid on the basis of the net assets and transaction fees of the Funds. The custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government securities, for the period ended November 30, 2002, were as follows:
                                              PURCHASES         SALES
                                                (000)           (000)
                                              --------        ---------
Balanced Fund ............................... $ 95,959        $ 89,241
Capital Appreciation Fund ...................  403,552         416,796
Growth and Income Fund ......................  211,459         292,566
Information and Technology Fund .............  179,436         186,726
International Equity Fund ...................   96,433          93,422
International Equity Index Fund .............   28,912          26,390
Life Vision Aggressive Growth Fund ..........    6,067           8,500
Life Vision Growth and Income Fund ..........   35,141          39,981
Life Vision Moderate Growth Fund ............   50,600          44,802
Mid-Cap Equity Fund .........................   55,625          59,812
Mid Cap Value Equity Fund ...................   35,493          61,229
Small Cap Growth Stock Fund .................  211,059         222,625
Small Cap Value Equity Fund .................   61,560          63,155
Tax Sensitive Growth Stock Fund .............   98,458         148,769
Value Income Stock Fund .....................  154,021         121,059
Vantage Fund ................................   89,986          87,659



7. Federal Tax Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds had capital loss carryforwards at May 31, 2002 as follows (000):

                                    CAPITAL LOSS   CAPITAL LOSS   CAPITAL LOSS
                                     CARRYOVERS     CARRYOVERS     CARRYOVERS
                                      EXPIRING       EXPIRING       EXPIRING
PORTFOLIO                               2006           2007          2008
---------                              ------        -------        -------
Balanced Fund .......................  $   --        $    --        $    --
Capital Appreciation Fund ...........      --             --         16,349
Growth and Income Fund ..............      --             --             --
Information and Technology Fund .....      --             --             18
International Equity Fund ...........   3,869          2,086             --
International Equity Index Fund .....      --             --             --
Life Vision Aggressive
 Growth Fund ........................      --             --             --
Life Vision Growth and
 Income Fund ........................      --             --             --
Life Vision Moderate
 Growth Fund ........................      --             --             --
Mid-Cap Equity Fund .................      --             --             --
Small Cap Growth Stock Fund .........      --          4,190             --
Small Cap Value Equity Fund .........      --         13,277         29,374
Tax Sensitive Growth Stock Fund .....      --            142         40,227
Value Income Stock Fund .............      --             --             --
Vantage Fund ........................      --             --             --

                              CAPITAL LOSS CAPITAL LOSS
                               CARRYOVERS   CARRYOVERS       POST          POST
                                EXPIRING     EXPIRING      OCTOBER      OCTOBER
PORTFOLIO                        2009          2010          LOSS       CURRENCY
---------                       -------       ------        ------       ------
Balanced Fund ................ $     --      $    --       $   645         $ --
Capital Appreciation Fund ....       --        4,420            --           --
Growth and Income Fund .......      723        2,132            --           --
Information and
 Technology Fund .............    1,084       68,371         4,228           --
International Equity Fund ....    3,394       27,543        13,255           23
International Equity
 Index Fund ..................    6,234       23,827        15,376          305
Life Vision Aggressive
 Growth Fund .................       --           16            --           --
Life Vision Growth and
 Income Fund .................       --        1,546            21           --
Life Vision Moderate
 Growth Fund .................       --          584           459           --
Mid-Cap Equity Fund ..........       --        3,489        30,722           --
Small Cap Growth Stock Fund ..       --           --            --           --
Small Cap Value Equity Fund ..       --        3,105            --           --
Tax Sensitive Growth
 Stock Fund ..................  143,458           --            --           --
Value Income Stock Fund ......  184,255           --            --           --
Vantage Fund .................       --           --           187           --


Amounts designated as "--" are either $0 or have been rounded to $0.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

Included in the Capital Appreciation and Small Cap Growth Stock Fund are capital loss carryforwards acquired in previous mergers. Utilization of these losses may be limited in accordance with Federal tax regulations.

--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002




Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2001 through May 31, 2002 that, in accordance with Federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

The following Funds had cumulative wash sales for the period ended November 30, 2002.

FUND                                                                     AMOUNT
----                                                                 ----------
Growth and Income Fund ...........................................   $  242,427
Information and Technology Fund ..................................      728,977
Mid-Cap Equity Fund ..............................................      131,996
Mid Cap Value Equity Fund ........................................      283,714
Small Cap Growth Stock Fund ......................................    2,733,252
Small Cap Value Equity Fund ......................................       44,282
Value Income Stock Fund ..........................................       48,012
Vantage Fund .....................................................       23,109

At November 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes are different from amounts reported for financial reporting purposes due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at November 30, 2002, were as follows:

                                                              AGGREGATE          AGGREGATE             NET
                                                                GROSS              GROSS            UNREALIZED
                                             FEDERAL          UNREALIZED         UNREALIZED        APPRECIATION
                                            TAX COST         APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
                                              (000)              (000)             (000)              (000)
                                           ----------          --------          ---------          --------
Balanced Fund ...........................  $  279,348          $ 25,787          $ (11,834)         $ 13,953
Capital Appreciation Fund ...............   1,173,373           204,650           (107,177)           97,473
Growth and Income Fund ..................     690,283            90,218            (54,959)           35,259
Information and Technology Fund .........      21,147             4,562               (556)            4,006
International Equity Fund ...............     225,890             7,775            (29,822)          (22,047)
International Equity Index Fund .........     302,358            13,134            (72,094)          (58,960)
Life Vision Aggressive Growth Fund ......      30,919               626             (4,049)           (3,423)
Life Vision Growth and Income Fund ......      68,483             1,884             (5,779)           (3,895)
Life Vision Moderate Growth Fund ........      89,066             3,247             (4,542)           (1,295)
Mid-Cap Equity Fund .....................     149,914            21,122             (7,871)           13,251
Mid Cap Value Equity Fund ...............     118,568             5,275            (15,768)          (10,493)
Small Cap Growth Stock Fund .............     527,419            83,689            (69,936)           13,753
Small Cap Value Equity Fund .............     487,330            77,859            (45,298)           32,561
Tax Sensitive Growth Stock Fund .........     289,792            49,705            (25,596)           24,109
Value Income Stock Fund .................     745,871            59,606            (83,181)          (23,575)
Vantage Fund ............................       7,957               427               (119)              308

                      This page left intentionally blank.

NOTES TO FINANCIAL STATEMENTS   (continued)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002


8. Capital Share Transactions:

Capital Share Transactions for the Funds were as follows (000):


                                                                    CAPITAL              GROWTH AND         INFORMATION AND
                                             BALANCED FUND      APPRECIATION FUND        INCOME FUND        TECHNOLOGY FUND
                                         -------------------  --------------------  -------------------  --------------------
                                         06/01/02- 06/01/01-  06/01/02-  06/01/01-  06/01/02- 06/01/01-  06/01/02-  06/01/01-
                                         11/30/02  05/31/02   11/30/02   05/31/02   11/30/02  05/31/02   11/30/02   05/31/02
                                         --------- ---------  --------   ---------  --------- ---------  ---------  ---------
  Trust Shares:
    Shares Issued ......................    2,662     7,317     12,522     42,503      4,513    10,865        421      1,226
    Shares Issued in Lieu
      of Cash Distributions ............      186       769         --        676         90       115         --         --
    Shares Redeemed ....................   (4,927)   (4,133)   (13,074)   (29,530)   (10,142)  (11,203)    (1,767)    (3,771)
                                         --------  --------   --------   --------   --------  --------   --------   --------
    Net Trust Share Transactions .......   (2,079)    3,953       (552)    13,649     (5,539)     (223)    (1,346)    (2,545)
                                         --------  --------   --------   --------   --------  --------   --------   --------
  Investor Shares:
    Shares Issued ......................       29       218      1,206        767        436       145         --         --
    Shares Issued in Lieu
      of Cash Distributions ............        6        27         --        133          9       367         --         --
    Shares Redeemed ....................      (86)     (100)    (1,318)    (2,079)      (392)     (515)        --         --
                                         --------  --------   --------   --------   --------  --------   --------   --------
    Net Investor Share Transactions ....      (51)      145       (112)    (1,179)        53        (3)        --         --
                                         --------  --------   --------   --------   --------  --------   --------   --------
  Flex Shares:
    Shares Issued ......................      617     2,104      1,065      3,182        705     2,906         52        227
    Shares Issued in Lieu
      of Cash Distributions ............       25       186         --         83          2        --         --         --
    Shares Redeemed ....................   (1,130)   (1,277)    (1,607)    (2,123)    (1,288)   (1,215)      (281)      (527)
                                         --------  --------   --------   --------   --------  --------   --------   --------
    Net Flex Share Transactions ........     (488)    1,013       (542)     1,142       (581)    1,691       (229)      (300)
                                         --------  --------   --------   --------   --------  --------   --------   --------
    Net Change in Capital Shares .......   (2,618)    5,111     (1,206)    13,612     (6,067)    1,465     (1,575)    (2,845)
                                         ========  ========   ========   ========   ========  ========   ========   ========


                                                                   INTERNATIONAL            LIFE VISION            LIFE VISION
                                             INTERNATIONAL          EQUITY INDEX            AGGRESSIVE             GROWTH AND
                                              EQUITY FUND               FUND                GROWTH FUND            INCOME FUND
                                         ---------------------   --------------------   --------------------   ---------------------
                                         06/01/02-   06/01/01-   06/01/02-  06/01/01-   06/01/02-  06/01/01-   06/01/02-   06/01/01-
                                         11/30/02    05/31/02    11/30/02   05/31/02    11/30/02   05/31/02    11/30/02    05/31/02
                                         ---------   ---------   ---------  ---------   ---------  ---------   ---------   ---------
  Trust Shares:
    Shares Issued ......................    6,210       13,263      4,259     14,145         276      1,990       1,396       5,298
    Shares Issued in Lieu
      of Cash Distributions ............       --           --         --         83           4          6          50          61
    Shares Redeemed ....................   (7,702)      (6,505)    (4,361)    (5,918)       (565)      (722)     (2,007)     (1,208)
                                         --------    ---------   ---------  --------    --------   --------    --------    --------
    Net Trust Share Transactions .......   (1,492)       6,758       (102)     8,310        (285)     1,274        (561)      4,151
                                         --------    ---------   ---------  --------    --------   --------    --------    --------
  Investor Shares:
    Shares Issued ......................      235       22,904        447     13,957          --         --          --          --
    Shares Issued in Lieu
      of Cash Distributions ............       --           --         --          1          --         --          --          --
    Shares Redeemed ....................     (130)     (23,074)      (280)   (13,936)         --         --          --          --
                                         --------    ---------   ---------  --------    --------   --------    --------    --------
    Net Investor Share Transactions ....      105         (170)       167         22          --         --          --          --
                                         --------    ---------   ---------  --------    --------   --------    --------    --------
  Flex Shares:
    Shares Issued ......................      374          893        240        790          --         --          --          --
    Shares Issued in Lieu
      of Cash Distributions ............       --           --         --         --          --         --          --          --
    Shares Redeemed ....................     (383)        (945)      (264)      (853)         --         --          --          --
                                         --------    ---------   ---------  --------    --------   --------    --------    --------
    Net Flex Share Transactions ........       (9)         (52)       (24)       (63)         --         --          --          --
                                         --------    ---------   ---------  --------    --------   --------    --------    --------
    Net Change in Capital Shares .......   (1,396)       6,536         41       8,269       (285)     1,274        (561)      4,151
                                         ========    =========   =========  ========    ========   ========    ========    ========


                                              LIFE VISION         MID-CAP EQUITY           MID CAP             SMALL CAP GROWTH
                                         MODERATE GROWTH FUND          FUND            VALUE EQUITY FUND          STOCK FUND
                                         -------------------    --------------------   --------------------   --------------------
                                         06/01/02-  06/01/01-   06/01/02-  06/01/01-   06/01/02- 11/30/01*-   06/01/02-  06/01/01-
                                         11/30/02   05/31/02    11/30/02   05/31/02    11/30/02  05/31/02     11/30/02   05/31/02
                                         --------   --------    --------   --------    --------  --------     --------   --------
  Trust Shares:
    Shares Issued ......................    2,619      3,884      11,353     24,362       2,242    17,613        4,070     11,664
    Shares Issued in Lieu
     of Cash Distributions .............       89        157          --         --           6         2           --        104
    Shares Redeemed ....................   (2,006)    (2,169)    (12,971)   (21,065)     (6,139)   (1,643)      (4,265)    (5,140)
                                         --------   --------    --------   --------    --------  --------     --------   --------
    Net Trust Share Transactions .......      702      1,872      (1,618)     3,297      (3,891)   15,972         (195)     6,628
                                         --------   --------    --------   --------    --------  --------     --------   --------
  Investor Shares:
    Shares Issued ......................       --         --         246        520          --        --          201        368
    Shares Issued in Lieu
      of Cash Distributions ............       --         --          --         --          --        --           --          6
    Shares Redeemed ....................       --         --        (133)      (541)         --        --         (328)      (499)
                                         --------   --------    --------   --------    --------  --------     --------   --------
    Net Investor Share Transactions ....       --         --         113        (21)         --        --         (127)      (125)
                                         --------   --------    --------   --------    --------  --------     --------   --------
  Flex Shares (1):
    Shares Issued ......................       --         --         247        707         204       518          223        647
    Shares Issued in Lieu
      of Cash Distributions ............       --         --          --         --          --        --           --          6
    Shares Redeemed ....................       --         --        (245)      (427)       (123)      (18)        (254)      (389)
                                         --------   --------    --------   --------    --------  --------     --------   --------
    Net Flex Share Transactions ........       --         --           2        280          81       500          (31)       264
                                         --------   --------    --------   --------    --------  --------     --------   --------
    Net Change in Capital Shares .......      702      1,872      (1,503)     3,556      (3,810)   16,472         (353)     6,767
                                          ========  ========    ========   ========    ========  ========     ========   ========


                                             SMALL CAP VALUE        TAX SENSITIVE           VALUE INCOME           VANTAGE
                                               EQUITY FUND         GROWTH STOCK FUND         STOCK FUND              FUND
                                          ---------------------  --------------------   --------------------  ---------------------
                                          06/01/02-   06/01/01-  06/01/02-  06/01/01-   06/01/02-  06/01/01-  06/01/02-  11/30/01*-
                                          11/30/02    05/31/02   11/30/02   05/31/02    11/30/02   05/31/02   11/30/02   05/31/02
                                          --------    --------   --------   --------    --------   ---------  --------   --------
  Trust Shares:
    Shares Issued ......................     4,747      17,156      1,369        719       8,228     15,102        130        929
    Shares Issued in Lieu
     of Cash Distributions .............        54         166         --         --         357        609         --         --
    Shares Redeemed ....................    (9,156)     (8,007)    (2,613)    (7,405)     (7,143)   (14,311)      (217)       (16)
                                          --------    --------   --------   --------    --------   ---------  --------   --------
    Net Trust Share Transactions .......    (4,355)      9,315     (1,244)    (6,686)      1,442      1,400        (87)       913
                                          --------    --------   --------   --------    -------    --------   --------   --------
  Investor Shares:
    Shares Issued ......................        --          --         --         --         573        394         --         --
    Shares Issued in Lieu
      of Cash Distributions ............        --          --         --         --          34         57         --         --
    Shares Redeemed ....................        --          --         --         --        (698)      (970)        --         --
                                          --------    --------   --------   --------    --------   --------   --------   --------
    Net Investor Share Transactions ....        --          --         --         --         (91)      (519)        --         --
                                          --------    --------   --------   --------    --------   --------   --------   --------
  Flex Shares (1):
    Shares Issued ......................       517       1,554        187        846         354        813         45         89
    Shares Issued in Lieu
      of Cash Distributions ............        --           1         --         --           6          4         --         --
    Shares Redeemed ....................      (406)       (207)    (1,471)    (2,309)       (708)    (1,120)       (17)        --
                                          --------    --------   --------   --------    --------   --------   --------   --------
    Net Flex Share Transactions ........       111       1,348     (1,284)    (1,463)       (348)      (303)        28         89
                                          --------    --------   --------   --------    --------   --------   --------   --------
    Net Change in Capital Shares .......    (4,244)     10,663     (2,528)    (8,149)      1,003        578        (59)     1,002
                                          ========    ========   ========   ========    ========   =========  ========   ========

 *  Commencement of Operations.
(1) Flex shares were offered beginning on March 11, 2002 for the Vantage Fund. Amounts designated as "--" are either $0 or have been rounded to $0.

68 & 69

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  NOVEMBER 30, 2002




 9. Concentration of Credit Risk:

The Information and Technology Fund invests a substantial portion of its assets in securities in the technology industry. Therefore, it may be more affected by economic and political developments in that industry than a general equity fund would be.

The International Equity and International Equity Index Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.


10. Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments include repurchase agreements*; which are collateralized by United States Treasury and Government Agency securities and high-quality, short-term instruments**, such as floating rates, commercial paper, certificates of deposit, and private placements with an average weighted maturity date not to exceed 60 days and an effective maturity date not to exceed 397 days. The market value of securities on loan at November 30, 2002 and the value of collateral at November 30, 2002, with respect to such loans were as follows:
--------------------------------------------------------------------------------
                                     MARKET VALUE        MARKET VALUE
                                 OF SECURITIES LOANED   OF COLLATERAL
                                     ($THOUSANDS)        ($THOUSANDS)
--------------------------------------------------------------------------------

Balanced Fund                           $10,305            $10,630
Capital Appreciation Fund                20,155             20,848
Information and Technology Fund           2,319              2,465
Mid-Cap Equity Fund                       7,650              8,030
Mid Cap Value Fund                        2,864              2,975
Small Cap Growth Stock Fund              37,040             38,892
Small Cap Value Equity Fund              14,835             15,404
Tax Sensitive Growth Stock Fund           1,054              1,094
Value Income Stock Fund                     823                825

* At November 30, 2002, the collateral consisted of repurchase agreements yielding 1.37% to 1.40% with J.P. Morgan and Morgan Stanley Dean Witter.
**At November 30, 2002, the effective maturity dates for the short-term instruments ranged from 12/03/02 to 06/05/03.


11. Subsequent Event

On January 13, 2003, the Board of Trustees appointed Brown Brothers Harriman & Co. to serve as global custodian to the STI Classic International Equity and STI Classic International Equity Index Funds.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

                     STI  Classic  Funds are not  deposits,
                     are not insured or  guaranteed  by the
                     FDIC or any other  government  agency,
                     and  are  not  endorsed  by and do not
                     constitute   obligations  of  SunTrust
                     Banks,   Inc.  or  any  other  of  its
                     affiliates.  Investment  in the  Funds
                     involves risk,  including the possible
                     loss  of   principal.   There   is  no
                     guarantee  that any STI  Classic  Fund
                     will achieve its investment objective.
                     The STI  Classic  Funds are advised by
                     an affiliate of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

                      This information must be preceded or
                       accompanied by a current prospectus
                            for each Fund described.

[STI Classic Funds Logo Omitted]

Backed by Tradition. Strengthened by Experience.[servicemark]





                                                                 STI-SA-001-0300